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                            PROSPECTUS--MAY 1, 2000

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                           FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICY
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                                   ISSUED BY

                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                  THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT

  HOME OFFICE: 1 KEMPER DRIVE, LONG GROVE, ILLINOIS 60049       (800) 321-9313

     This Prospectus describes a Flexible Premium Variable Life Insurance Policy ("Policy") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). The Policy provides life insurance and accumulates variable Cash Value. Policy benefits depend upon the investment experience of the KILICO Variable Separate Account. Generally, Policy premiums are flexible.

     The Policy is "life insurance" for federal tax purposes. If the Policy is a modified endowment contract, different tax rules apply to distributions. See "Federal Tax Matters", page 22 for a discussion of laws that affect the tax treatment of the Policy.

     You have the following choices for allocating premium:

          - the Fixed Account, which accrues interest at our guaranteed rate, and

          - the Subaccounts of the Separate Account, which invest in portfolios of underlying mutual funds.

     The following portfolios of underlying mutual funds are currently available under the Policy:

          - KEMPER VARIABLE SERIES
            - Kemper Money Market
            - Kemper Total Return
            - Kemper High Yield
            - Kemper Growth
            - Kemper Government Securities
            - Kemper International
            - Kemper Small Cap Growth

          - AMERICAN SKANDIA TRUST
            - AST Alliance Growth and Income (formerly AST Lord Abbett Growth and Income)
            - AST JanCap Growth
            - AST American Century International Growth II (formerly AST T. Rowe
              Price International Equity)
            - AST T. Rowe Price Asset Allocation
            - AST INVESCO Equity Income
            - AST PIMCO Total Return Bond
            - AST PIMCO Limited Maturity Bond
          - AST Neuberger Berman Mid-Cap Growth

          - FIDELITY VARIABLE INSURANCE PRODUCTS FUND
            - Fidelity VIP Equity-Income (Initial Class)
            - Fidelity VIP High Income (Initial Class)

          - FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
            - Fidelity VIP II Contrafund(R) (Initial Class)
            - Fidelity VIP II Index 500 (Initial Class)

          - FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
            - Fidelity VIP III Growth Opportunities (Initial Class)

          - SCUDDER VARIABLE LIFE INVESTMENT FUND ("SCUDDER VLIF")
            - Scudder VLIF International (B-Shares)
            - Scudder VLIF Growth and Income (B-Shares)

     You may obtain more information about these portfolios in the attached prospectuses. Not all portfolios described in the prospectuses may be available under the Policy.

     You choose from two death benefit options. The Death Benefit is at least the amount shown in the Policy Specifications, unless there are loans. Cash Value is not guaranteed. If the Surrender Value does not cover all Policy charges, the Policy will lapse. The Policy Specifications show the guarantee premium and the guarantee period. The Policy will not lapse during the guarantee period if the guarantee premium is paid.

     You may cancel the Policy and receive a refund during the Free-Look Period.

     If you already own a flexible premium variable life insurance policy, it may not be advantageous to buy additional insurance or to replace your policy with the Policy described in this Prospectus.

     THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT
     PROSPECTUS FOR THE AVAILABLE UNDERLYING PORTFOLIOS. YOU SHOULD READ AND RETAIN ALL PROSPECTUSES FOR FUTURE REFERENCE.

     YOU CAN FIND THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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TABLE OF CONTENTS
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
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                                                               Page
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
DEFINITIONS.................................................      1
SUMMARY.....................................................      2
KILICO AND THE SEPARATE ACCOUNT.............................      5
THE FUNDS...................................................      5
FIXED ACCOUNT OPTION........................................      8
THE POLICY..................................................      9
POLICY BENEFITS AND RIGHTS..................................     11
CHARGES AND DEDUCTIONS......................................     15
GENERAL PROVISIONS..........................................     19
DOLLAR COST AVERAGING.......................................     21
SYSTEMATIC WITHDRAWAL PLAN..................................     22
DISTRIBUTION OF POLICIES....................................     22
FEDERAL TAX MATTERS.........................................     22
LEGAL CONSIDERATIONS........................................     25
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS................     25
VOTING INTERESTS............................................     25
STATE REGULATION OF KILICO..................................     25
KILICO'S DIRECTORS AND OFFICERS.............................     26
LEGAL MATTERS...............................................     28
LEGAL PROCEEDINGS...........................................     28
EXPERTS.....................................................     28
REGISTRATION STATEMENT......................................     28
FINANCIAL STATEMENTS........................................     28
APPENDIX A ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER
  VALUES AND DEATH BENEFITS.................................     74
APPENDIX B TABLE OF DEATH BENEFIT FACTORS...................     83

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                                  DEFINITIONS

     ACCUMULATION UNIT--An accounting unit of measure used to calculate the value of each Subaccount.

     AGE--The Insured's age on his or her nearest birthday.

     BENEFICIARY--The person to whom the proceeds due on the Insured's death are paid.

     CASH VALUE--The sum of the value of Policy assets in the Separate Account, Fixed Account and Loan Account.

     COMPANY ("WE", "US", "OUR", "KILICO")--Kemper Investors Life Insurance Company. Our home office is located at 1 Kemper Drive, Long Grove, Illinois 60049.

     DATE OF RECEIPT--The date on which a request, form or payment is received at our home office, provided: (1) that date is a Valuation Date and (2) we receive the request, form or payment before the close of the New York Stock Exchange (usually 3:00 p.m. Central time). Otherwise, the next Valuation Date.

     DEBT--The sum of (1) the principal of any outstanding loan, plus (2) any loan interest due or accrued to us.

     FIXED ACCOUNT--The amount of assets held in the General Account attributable to the fixed portion of the Policy.

     FREE-LOOK PERIOD--The time when you may cancel the Policy and receive a refund. This time depends on the state where the Policy is issued; however, it will be at least 10 days from the date you receive the Policy.

     FUNDS--The underlying mutual funds in which the Subaccounts of the Separate Account invest.

     GENERAL ACCOUNT--The assets of KILICO other than those allocated to the Separate Account or any other separate account.

     GUIDELINE SINGLE PREMIUM--The maximum initial amount of premium that can be paid while retaining qualification as a life insurance policy under the Internal Revenue Code.

     INSURED--The person whose life is covered by the Policy and who is named in the Policy Specifications.

     ISSUE DATE--The date shown in the Policy Specifications. Incontestability and suicide periods are measured from the Issue Date.

     LOAN ACCOUNT--The amount of assets transferred from the Separate Account and the Fixed Account and held in the General Account as collateral for Debt.

     MATURITY DATE--The Policy Date anniversary nearest the Insured's 100th birthday.

     MONTHLY PROCESSING DATE--The same day in each month as the Policy Date.

     MORTALITY AND EXPENSE RISK CHARGE--A charge deducted in the calculation of the Accumulation Unit Value for the assumption of mortality risks and expense guarantees.

     OWNER ("YOU", "YOUR", "YOURS")--The person(s) named as owner in the application unless later changed as provided in the Policy.

     PLANNED PREMIUM--The scheduled premium you specify in the application.

     POLICY DATE--The date shown in the Policy Specifications. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect subject to principles of state law regarding our obligations between the time we accept an application and premium and the time we issue the Policy. The specific terms are provided when we accept an application.

     POLICY YEAR--Each year commencing with the Policy Date and each Policy Date anniversary thereafter.

     SEPARATE ACCOUNT VALUE--The portion of the Cash Value in the Subaccount(s) of the Separate Account.

     SPECIFIED AMOUNT--The amount chosen you and used to calculate the death benefit. The Specified Amount is shown in the Policy Specifications.

     SUBACCOUNT--A subdivision of the Separate Account.

     SURRENDER VALUE--Cash Value minus (1) any applicable Surrender Charge and minus (2) any Debt.

     TRADE DATE--The date 30 days following the date you complete all requirements for coverage and we record coverage under the Policy as in force.

     VALUATION DATE--Each business day on which valuation of the assets of the Separate Account is required by applicable law, which currently is each day that the New York Stock Exchange is open for trading.

     VALUATION PERIOD--The period that starts at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

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                                    SUMMARY

     This section summarizes this Prospectus. Please read the entire Prospectus. You should refer to the heading "Definitions" for the meaning of certain terms. If states require variations, they appear in supplements attached to this Prospectus or in endorsements to the Policy. Unless otherwise indicated, this Prospectus describes an in force Policy with no loans.

     You pay a premium for life insurance coverage on the Insured. Generally, you may choose the amount and frequency of premium payments. The Policy provides for a Surrender Value which is payable if the Policy is terminated during an Insured's lifetime. The Death Benefit and Cash Value of the Policy may increase or decrease to reflect investment experience. Cash Value is not guaranteed. If the Surrender Value is insufficient to pay Policy charges, the Policy will lapse unless an additional premium payment or loan repayment is made. The Policy will remain in force during the guarantee period if the premiums paid, minus withdrawals and Debt, are at least equal to the guarantee premiums. (See "The Policy--Premiums and Allocation of Premiums and Separate Account Value," page 9, "Charges and Deductions," page 15, and "Policy Benefits and Rights," page 11.)

     A Policy may be issued as or become a modified endowment contract as a result of a material change or reduction in benefits as defined by the Internal Revenue Code. The Policy may also become a modified endowment contract if excess premiums are paid. If the Policy is treated as a modified endowment contract, certain distributions will be included in your federal gross income (See "Federal Tax Matters," page 22.)

     The purpose of the Policy is to provide insurance protection for the beneficiary. The Policy is not comparable to a systematic investment plan of a mutual fund.

POLICY BENEFITS

     CASH VALUE. Cash Value reflects the amount and frequency of premium payments, the investment experience of the selected Subaccounts, any values in the Fixed Account and Loan Account, and Policy charges. You bear the entire investment risk on amounts allocated to the Separate Account. We do not guarantee Separate Account Value. (See "Policy Benefits and Rights--Cash Value," page 13.)

     You may surrender a Policy at any time and receive the Surrender Value. The Surrender Value is the Cash Value minus surrender charges and outstanding Debt. Partial withdrawals are available subject to restrictions. (See "Policy Benefits and Rights--Surrender Privilege," page 15.)

     POLICY LOANS. You may borrow up to 90% of Cash Value minus surrender charges. The minimum amount of a loan is $500. Interest is charged at an effective annual rate of 4.50% in the first nine Policy Years and 3.00% thereafter. (See "Federal Tax Matters," page 22.)

     When a loan is made, a portion of Cash Value equal to the loan amount is transferred from the Separate Account and the Fixed Account (pro rata, unless you request otherwise) to the Loan Account. We credit 3% annual interest to Cash Value held in the Loan Account. (See "Policy Benefits and Rights--Policy Loans," page 14.)

     If the Policy is a modified endowment contract, a loan is treated as a taxable distribution. (See "Federal Tax Matters," page 22.)

     DEATH BENEFITS. An in force Policy pays a death benefit upon the death of the Insured. The Policy has two death benefit options. Under Option A, the death benefit is the Specified Amount stated in the Policy Specifications. Under Option B, the death benefit is the Specified Amount stated in the Policy Specifications plus the Cash Value. The death benefit is never less than the multiple of Cash Value specified in Appendix B. The death benefit payable is reduced by any Debt. (See "Policy Benefits and Rights--Death Benefits," page 11.)

PREMIUMS

     The amount and frequency of premium payments are flexible. You specify a Planned Premium on the application. However, you are not required to make the Planned Premiums, and, subject to certain restrictions, may make premium payments in any amount and at any frequency. The amount, frequency, and period of time over which you pay premiums affects whether the Policy will be classified as a modified endowment contract. The minimum monthly premium payment is $50. Other minimums apply for other payment modes.

     Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, Surrender Value must be sufficient to cover all Policy charges for the Policy to remain in force. A Policy will remain in force during the guarantee period if premiums paid, less withdrawals and Debt, equal or exceed the sum of the guarantee premiums. (See "The Policy -- Premiums," page 9.)

THE SEPARATE ACCOUNT

     ALLOCATION OF PREMIUMS. The portion of the premium available for allocation equals the premium paid less applicable charges. You indicate in the application the percentages of premium to be allocated among the Subaccounts of the Separate Account and the Fixed Account. The Policy currently offers twenty-two Subaccounts, each of which invests in shares of a designated portfolio of one of the Funds. An additional Subaccount is offered on a very limited basis. (See "The Funds," page 5 and "The Policy -- Allocation of Premiums and Separate Account Value," page 9.)

     The initial premium, minus applicable charges, is allocated to the Kemper Money Market Subaccount on the day after receipt. On the Trade Date, the Separate Account Value in the Kemper Money Market Subaccount is allocated among the Subaccounts and the Fixed Account in accordance with your instructions in the application. (See "The Policy -- Policy Issue," page 9.)

     TRANSFERS. Generally, you may transfer Separate Account Value among the Subaccounts once every fifteen days. One annual transfer is permitted between the Fixed Account and the Subaccounts. (See "The Policy -- Allocation of Premiums and Separate Account Value," page 9.)

THE FUNDS

     The following portfolios of Kemper Variable Series are currently available for investment by the Separate Account:

          - KEMPER MONEY MARKET PORTFOLIO

          - KEMPER TOTAL RETURN PORTFOLIO

          - KEMPER HIGH YIELD PORTFOLIO

          - KEMPER GROWTH PORTFOLIO

          - KEMPER GOVERNMENT SECURITIES PORTFOLIO

          - KEMPER INTERNATIONAL PORTFOLIO

          - KEMPER SMALL CAP GROWTH PORTFOLIO

     The following portfolios of American Skandia Trust are currently available for investment by the Separate Account:

          - AST ALLIANCE GROWTH AND INCOME (FORMERLY AST LORD ABBETT GROWTH AND INCOME)

          - AST JANCAP GROWTH

          - AST AMERICAN CENTURY INTERNATIONAL GROWTH II (FORMERLY AST T. ROWE PRICE INTERNATIONAL EQUITY)

          - AST T. ROWE PRICE ASSET ALLOCATION

          - AST INVESCO EQUITY INCOME

          - AST PIMCO TOTAL RETURN BOND

          - AST PIMCO LIMITED MATURITY BOND

          - AST NEUBERGER BERMAN MID-CAP GROWTH

     The following portfolios of Fidelity Variable Insurance Products Fund (Fidelity VIP), Fidelity Variable Insurance Products Fund II (Fidelity VIP II) and Fidelity Variable Insurance Products Fund III (Fidelity VIP III) are currently available for investment by the Separate Account:

          - FIDELITY VIP EQUITY-INCOME (INITIAL CLASS)

          - FIDELITY VIP HIGH INCOME (INITIAL CLASS)

          - FIDELITY VIP II CONTRAFUND (INITIAL CLASS)

          - FIDELITY VIP II INDEX 500 (INITIAL CLASS)

          - FIDELITY VIP III GROWTH OPPORTUNITIES (INITIAL CLASS)

The following portfolios of Scudder Variable Life Investment Fund are currently available for investment by the Separate Account:

          - SCUDDER VLIF INTERNATIONAL (B-SHARES)

          - SCUDDER VLIF GROWTH AND INCOME (B-SHARES)

     For a more detailed description of the Funds, including the limited availability of an additional portfolio of American Skandia Trust, see "The Funds," page 5, the Funds' prospectuses accompanying this Prospectus, and Statements of Additional Information available from us upon request.

CHARGES

     We deduct a state and local premium tax charge of 2.5% from each premium payment before net premium is allocated. In addition, we deduct a charge of 1% of each premium payment to compensate us for corporate income tax liability. (See Charges and Deductions--Deductions from Premiums, page 15.) We currently do not deduct any other charges from premium or the Separate Account for federal, state or other taxes. Should we determine that these taxes apply, we may make deductions from the Separate Account to pay those taxes. (See "Federal Tax Matters," page 22.)

     We will deduct a charge from Cash Value in each Subaccount and the Fixed Account on the Policy Date and on each Monthly Processing Date for the cost of life insurance coverage. In addition, we deduct an asset charge, at an annual rate of .90%, from each Subaccount on a daily basis for our assumption of mortality and expense risks. (See "Charges and Deductions--Cost of Insurance Charge and Mortality and Expense Risk Charge," pages 15 and 16, respectively.)

     On each Monthly Processing Date, we deduct from Cash Value a $5 per month administrative expense charge. (See "Charges and Deductions--Monthly Administrative Charge," page 16.)

     We deduct a surrender charge if the Policy is surrendered or the Cash Value is applied under a Settlement Option prior to the 15th Policy Year (or the 15th Policy Year following an increase in Specified Amount). (See "Policy Benefits and Rights--Surrender Privilege," page 15.)

     You indirectly bear the annual Fund operating expenses of the Portfolios in which the Subaccounts invest. These may include management fees, 12b-1 fees and other expenses. (See "Charges and Deductions--Charges Against the Funds," page 17.)

TAX TREATMENT UNDER CURRENT FEDERAL TAX LAW

     Under existing tax law, any increase in Cash Value is generally not taxable until a distribution occurs through a withdrawal or surrender. Generally, distributions are not included in income until the amount of the distributions exceeds the premiums paid for the Policy. If the Policy is a modified endowment contract, a loan is also treated as a distribution. Generally, distributions from a modified endowment contract (including loans) are included in income to the extent the Cash Value exceeds premiums paid. A change of owners, an assignment, a loan or a surrender of the Policy may have tax consequences.

     Death Benefits payable under the Policy are generally excludable from the gross income of the Beneficiary. As a result, the Beneficiary would not be subject to income tax on the Death Benefit. (See "Federal Tax Matters," page 22.)

FREE-LOOK PERIOD

     You may examine a Policy and return it for a refund during the Free-Look Period. The length of the Free-Look Period depends on the state where the Policy is issued; however, it will be at least 10 days from the date you receive the Policy. (See "Policy Benefits and Rights--Free-Look Period and Exchange Rights," page 15.)

ILLUSTRATIONS OF CASH VALUES, SURRENDER VALUES, DEATH BENEFITS

     Tables in Appendix A illustrate Cash Values, Surrender Values and Death Benefits. These illustrations are based on Policy charges and hypothetical assumed rates of return for the Separate Account. The Separate Account's investment experience will differ, and actual Policy values will be higher or lower than those illustrated.

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                        KILICO AND THE SEPARATE ACCOUNT

KEMPER INVESTORS LIFE INSURANCE COMPANY

     We were organized under the laws of the State of Illinois in 1947 as a stock life insurance company. Our offices are located at 1 Kemper Drive, Long Grove, Illinois 60049. We offer life insurance and annuity products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. KILICO and Kemper Corporation are wholly-owned subsidiaries of Zurich Financial Services ("ZFS"). ZFS is owned by Zurich Allied A.G. and Allied Zurich p.l.c. fifty-seven percent and forty-three percent, respectively.

SEPARATE ACCOUNT

     KILICO Variable Separate Account (the "Separate Account") was established as a separate investment account on January 22, 1987. The Separate Account receives and invests net premiums under the Policy. In addition, the Separate Account may receive and invest net premiums for other variable life insurance policies offered by KILICO.

     The Separate Account is administered and accounted for as part of our general business. The income, capital gains or capital losses of the Separate Account are credited to or charged against Separate Account assets, without regard to the income, capital gains or capital losses of any other separate account or any other business we conduct. The Policy benefits are our obligations.

     The Separate Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). However, the Commission does not supervise the management, investment practices or policies of the Separate Account or KILICO.

     The Policy currently offers twenty-two Subaccounts. An additional Subaccount is offered on a very limited basis. (See "The Funds" and "The Policy -- Allocation of Premiums and Separate Account Value.")

     Additional Subaccounts may be added in the future. Not all Subaccounts may be available in all jurisdictions or under all Policies.

                                   THE FUNDS

     The Separate Account invests in shares of the Kemper Variable Series, American Skandia Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III and Scudder Variable Life Investment Fund. Each is a series type mutual fund registered as an open-end management investment company. The Commission does not supervise their management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts. Shares of the Funds currently are sold only to insurance company separate accounts and certain qualified retirement plans. In addition to the Separate Account, shares of the Funds may be sold to variable life insurance and variable annuity separate accounts of insurance companies not affiliated with KILICO. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts of companies unaffiliated with KILICO, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds have an obligation to monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own.

     The Separate Account invests in the portfolios of the Funds. The assets of each portfolio are held separate from the assets of the other portfolios, and each portfolio has its own distinct investment objective and policies. Each portfolio operates as a separate investment fund, and the income, gains or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

KEMPER VARIABLE SERIES

     The Kemper Variable Series portfolios in which the Separate Account invests are summarized below:

     KEMPER MONEY MARKET PORTFOLIO: This Portfolio seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments. The Portfolio seeks to maintain a net asset value of $1.00 per share but there can be no assurance that the Portfolio will be able to do so.

     KEMPER TOTAL RETURN PORTFOLIO: This Portfolio seeks a high total return, a combination of income and capital appreciation, consistent with reasonable risk.

     KEMPER HIGH YIELD PORTFOLIO: This Portfolio seeks to provide a high level of current income.

     KEMPER GROWTH PORTFOLIO: This Portfolio seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

     KEMPER GOVERNMENT SECURITIES PORTFOLIO: This Portfolio seeks high current return consistent with preservation of capital.

     KEMPER INTERNATIONAL PORTFOLIO: This Portfolio seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.

     KEMPER SMALL CAP GROWTH PORTFOLIO: This Portfolio seeks maximum appreciation of investors' capital.

     Scudder Kemper Investments, Inc. ("SKI"), our affiliate, is the investment manager to each Portfolio of the Kemper Variable Series specified above. Scudder Investments (U.K.) Limited ("Scudder U.K."), an affiliate of SKI, is the sub-adviser for the Kemper International Portfolio.

AMERICAN SKANDIA TRUST

     The American Skandia Trust portfolios in which the Separate Account invests are summarized below:

     AST ALLIANCE GROWTH AND INCOME (FORMERLY AST LORD ABBETT GROWTH AND INCOME)
PORTFOLIO: This Portfolio seeks long-term growth of capital and income while attempting to avoid excessive fluctuations in market value.

     AST JANCAP GROWTH PORTFOLIO: This Portfolio seeks growth of capital in a manner consistent with preservation of capital.

     AST AMERICAN CENTURY INTERNATIONAL GROWTH II (FORMERLY AST T. ROWE PRICE INTERNATIONAL EQUITY) PORTFOLIO: This Portfolio seeks capital growth.

     AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO: This Portfolio seeks a high level of total return by investing primarily in a diversified portfolio of fixed income and equity securities.

     AST INVESCO EQUITY INCOME PORTFOLIO: This Portfolio seeks capital growth and current income while following sound investment practices.

     AST PIMCO TOTAL RETURN BOND PORTFOLIO: This Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.

     AST PIMCO LIMITED MATURITY BOND PORTFOLIO: This Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.

     AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO: This Portfolio seeks capital growth.

     AST JANUS SMALL-CAP GROWTH PORTFOLIO: This Portfolio seeks capital growth.

     American Skandia Trust has closed the AST Janus Small-Cap Growth Portfolio to new allocations. Consequently, with very limited exceptions, the AST Janus Small-Cap Growth Portfolio is not available for Separate Account investments after February 14, 2000. (See "The Policy -- Allocation of Premiums and Separate Account Value.)

     American Skandia Investment Services, Incorporated ("ASISI") is the investment manager for the American Skandia Trust. ASISI engages a sub-adviser for each Portfolio as described in the prospectus to the American Skandia Trust.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

     The Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III portfolios in which the Separate Account invests are summarized below:

     FIDELITY VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS): This Portfolio seeks reasonable income.

     FIDELITY VIP HIGH INCOME PORTFOLIO (INITIAL CLASS): This Portfolio seeks a high level of current income while also considering growth of capital.

     FIDELITY VIP II CONTRAFUND PORTFOLIO (INITIAL CLASS): This Portfolio seeks long-term capital appreciation.

     FIDELITY VIP II INDEX 500 PORTFOLIO (INITIAL CLASS): This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

     FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO (INITIAL CLASS): This Portfolio seeks to provide capital growth.

     Fidelity Management & Research Company ("FMR") is the investment manager of the Fidelity VIP, VIP II and VIP III Funds. Bankers Trust Company, a wholly-owned subsidiary of Bankers Trust New York Corporation, serves as the sub-adviser to Fidelity VIP II Index 500 Portfolio.

SCUDDER VARIABLE LIFE INVESTMENT FUND

     The Scudder Variable Life Investment Fund portfolios in which the Separate Account invests are summarized below:

     SCUDDER VLIF INTERNATIONAL PORTFOLIO (B-SHARES): This Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

     SCUDDER VLIF GROWTH AND INCOME PORTFOLIO (B-SHARES): This Portfolio seeks long-term growth of capital, current income and growth of income.

     Scudder Kemper Investments, Inc. ("SKI") is the investment adviser of each portfolio of the Scudder Variable Life Investment Fund specified above.

     The Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios, is found in the Funds' prospectuses and Statements of Additional Information. The Funds' prospectuses accompany this Prospectus. The Funds' Statements of Additional Information are available from us upon request.

CHANGE OF INVESTMENTS

     We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the portfolios and to substitute shares of another portfolio or of another investment company, if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio becomes inappropriate in view of the purposes of the Policy or the Separate Account. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax or investment conditions warrant. We will not substitute any shares attributable to an Owner's interest in a Subaccount without notice to the Owner and the Commission's prior approval, if required. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Owners.

     We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in our sole discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine.

     If we deem it to be in the best interests of persons having voting interests under the Policy, the Separate Account may be:

        - operated as a management company under the 1940 Act;

        - deregistered under that Act in the event such registration is no longer required; or

        - combined with our other separate accounts. To the extent permitted by law, we may also transfer assets of the Separate Account to another separate account, or to the General Account.

                                  FIXED ACCOUNT OPTION

     AMOUNTS ALLOCATED OR TRANSFERRED TO THE FIXED ACCOUNT ARE PART OF OUR GENERAL ACCOUNT, SUPPORTING INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY FIXED ACCOUNT INTERESTS GENERALLY ARE SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS. WE HAVE BEEN ADVISED THAT THE STAFF OF THE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. STATEMENTS REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

     Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Policy involving the Separate Account, unless we refer to fixed accumulation and settlement options.

     We guarantee the interest rate credited to the Fixed Account will be at least 3% annually. At our discretion, we may credit interest in excess of 3%. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                   THE POLICY

POLICY ISSUE

     Before we issue a Policy, we must receive a completed application and a full initial premium at our home office. We ordinarily issue a Policy only for Insureds Age 1 through 75 who supply satisfactory evidence of insurability. Acceptance of an application is subject to our underwriting requirements. If we decline an application, we will refund the Cash Value in the Kemper Money Market Subaccount plus the total amount of monthly deductions and deductions against premiums.

     After underwriting is complete and the Policy is delivered to you, insurance coverage begins as of the Policy Date. (See "Premiums," below.)

PREMIUMS

     We must receive premiums at our home office. (See "Distribution of Policies.") Checks must be made payable to KILICO.

     PLANNED PREMIUMS. You specify a Planned Premium payment on the application that provides for the payment of level premiums over a specified period of time. However, you are not required to pay Planned Premiums.

     The minimum monthly premium is $50. Other minimums are: single premium $5,000; annual $600; semi-annual $300; quarterly $150. The amount, frequency and period of time over which you pay premiums may affect whether the Policy will be classified as a modified endowment contract. Accordingly, variations from Planned Premiums may cause the Policy to become a modified endowment contract, and therefore subject to different tax treatment from conventional life insurance contracts for certain pre-death distributions (See "Federal Tax Matters.")

     Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, the duration of the Policy depends upon the Policy's Surrender Value. Even if Planned Premiums are paid, the Policy will lapse any time Surrender Value is insufficient to pay the current monthly deductions and a grace period expires without sufficient payment. (See "Policy Lapse and Reinstatement.")

     A guarantee period and a monthly guarantee premium are specified in the Policy Specifications. The guarantee period ends on the third Policy anniversary. During the guarantee period, the Policy remains in force and no grace period will begin, provided that the total premiums received, minus any withdrawals and any Debt, equals or exceeds the monthly guarantee premium times the number of months since the Policy Date, including the current month.

     The full initial premium is the only premium required to be paid under a Policy. However, additional premiums may be necessary to keep the Policy in force. (See "The Policy--Policy Lapse and Reinstatement.") We may reject or limit any premium payment below the current minimum premium amount, or that would increase the death benefit by more than the amount of the premium. We may return all or a portion of a premium payment if it would disqualify the Policy as life insurance under the Internal Revenue Code.

     Certain charges are deducted from each premium payment. (See "Charges and Deductions.") The remainder of the premium, known as the net premium, is allocated as described below under "Allocation of Premiums and Separate Account Value."

     POLICY DATE. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect. If this date is the 29th, 30th, or 31st of a month, the Policy Date will be the first of the following month.

ALLOCATION OF PREMIUMS AND SEPARATE ACCOUNT VALUE

     ALLOCATION OF PREMIUMS. The initial net premium is allocated to the Kemper Money Market Subaccount. The Separate Account Value remains in the Kemper Money Market Subaccount until the Trade Date. On the Trade Date, the Separate Account Value in the Kemper Money Market Subaccount is allocated to the Subaccounts and the Fixed Account as specified in the application. Additional premiums received will be allocated as specified in the application or in later written instructions received from you. However, effective February 14, 2000, you may not allocate premium payments to the AST Janus Small-Cap Growth Subaccount unless you authorized allocations through bank drafting on or before February 14, 2000. If so, you may continue pre-authorized allocations into the AST Janus Small-Cap Growth Subaccount, but you may not make any changes, other than to discontinue allocations into the AST Janus Small-Cap Growth Subaccount. The minimum amount of any premium that may be allocated to a Subaccount is $50. Cash Value may be allocated to a total of 19 Subaccounts at any given time.

     The Separate Account Value will vary with the investment experience of the chosen Subaccounts. You bear the entire investment risk.

     TRANSFERS. After the Trade Date, Separate Account Value may be transferred among the Subaccounts and into the Fixed Account. However, effective February 14, 2000, you may not make transfers into the AST Janus Small-Cap Growth Subaccount unless you authorized transfers through Automatic Asset Reallocation on or before February 14, 2000. Otherwise, these transfers are limited to one transfer every fifteen days. All transfers made during a business day are treated as one transfer.

     Fixed Account Value may be transferred to one or more Subaccounts. One transfer of Fixed Account Value may be made once each Policy Year in the thirty day period following the end of a Policy Year.

     Transfer requests must be in writing in a form acceptable to us, or by telephone authorization under forms we authorize. (See "General Provisions--Written Notices and Requests.") The minimum partial transfer amount is $500. No partial transfer may be made if the value of your remaining interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $500 after the transfer. We may waive these minimums for reallocations under established third party asset allocation programs. Transfers are based on the Accumulation Unit values next determined following our receipt of valid, complete transfer instructions. We may suspend, modify or terminate the transfer provision. We reserve the right to charge up to $25 for each transfer. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

     If you authorize a third party to transact transfers on your behalf, we will reallocate the Cash Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.

     AUTOMATIC ASSET REALLOCATION. You may elect to have transfers made automatically among the Subaccounts on an annual or a quarterly basis so that Cash Value is reallocated to match the percentage allocations in your predefined premium allocation elections. Transfers under this program are not subject to the $500 minimum transfer limitations. An election to participate in the automatic asset reallocation program must be in writing on our form and returned to our home office. Transfers involving the AST Janus Small-Cap Growth Subaccount are not available under this program unless you authorized the transfers on or before February 14, 2000. If so, you may continue pre-authorized transfers into and out of the AST Janus Small-Cap Growth Subaccount, but you may not make any changes, other than to discontinue transfers into and out of the AST Janus Small-Cap Growth Subaccount.

POLICY LAPSE AND REINSTATEMENT

     LAPSE. The Policy will lapse when the Surrender Value is insufficient to cover the current monthly deductions and a grace period expires without a sufficient payment. (See "Charges and Deductions.")

     The grace period is 61 days. The grace period begins when we send notice that the Surrender Value is insufficient to cover the monthly deductions. If we do not receive a premium payment or loan repayment during the grace period sufficient to keep the Policy in force for three months, the Policy will lapse and terminate without value.

     If payment is received within the grace period, the premium or loan repayment will be allocated to the Subaccounts and the Fixed Account in accordance with current allocation instructions. Amounts over and above the amounts necessary to prevent lapse may be paid as additional premiums, to the extent permissible. (See "The Policy--Premiums.")

     We will not accept any payment causing the total premium payment to exceed the maximum payment permitted for life insurance under the guideline premium limits. However, you may voluntarily repay a portion of Debt to avoid lapse. You may also combine premium payments with Debt repayments. (See "Federal Tax Matters.")

     The death benefit payable during the grace period will be the Death Benefit in effect immediately prior to the grace period, less any Debt and any unpaid monthly deductions.

     REINSTATEMENT. If a Policy lapses because of insufficient Surrender Value to cover the monthly deductions, and it has not been surrendered for its Surrender Value, it may be reinstated at any time within three years after the date of lapse. Tax consequences may affect the decision to reinstate. Reinstatement is subject to:

        - receipt of evidence of insurability satisfactory to us;

        - payment of a minimum premium sufficient to cover monthly deductions for the grace period and to keep the Policy in force three months; and

        - payment or reinstatement of any Debt which existed at the date of termination of coverage.

     The effective date of reinstatement of a Policy is the Monthly Processing Date that coincides with or next follows the date we approve the application for reinstatement. Suicide and incontestability provisions apply from the effective date of reinstatement.

                           POLICY BENEFITS AND RIGHTS

DEATH BENEFITS

     While the Policy is in force (see "Policy Lapse and Reinstatement--Lapse," above), the death benefit is based on the death benefit option, the Specified Amount and the table of death benefit percentages applicable at the time of death. The death benefit proceeds equal the death benefit minus any Debt and minus any monthly deductions due during the grace period.

     You select in the application one of two death benefit options: Option A or Option B. Subject to certain restrictions, you can change the death benefit option selected. So long as the Policy remains in force, the death benefit under either option will never be less than the Specified Amount.

     You choose the Specified Amount on the application. The Specified Amount is stated in the Policy Specifications. The minimum Specified Amount is $50,000.

     OPTION A. Under Option A, the death benefit equals the Specified Amount or, if greater, the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) multiplied by a death benefit percentage. The death benefit percentages vary according to the Insured's age. The death benefit percentage is 250% for an Insured at Age 40 or under, and it declines for older Insureds. In setting the death benefit percentages, we seek to ensure that the Policy will qualify for favorable federal income tax treatment. A table showing the death benefit percentages is in the Appendix B to this Prospectus and in the Policy.

     OPTION B. Under Option B, the death benefit equals the Specified Amount plus the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) or, if greater, the Cash Value multiplied by a death benefit percentage. The specified percentage is the same as that used in connection with Option A. The death benefit under Option B always varies as Cash Value varies.

     EXAMPLES OF OPTIONS A AND B. The following examples demonstrate the determination of death benefits under Options A and B. The examples show three Policies--Policies I, II, and III--with the same Specified Amount, but different Cash Values and assume that the Insured is Age 35 at the time of death and that there is no outstanding Debt.

                                              POLICY I       POLICY II       POLICY III
                                              --------       ---------       ----------
Specified Amount..........................    $100,000       $100,000         $100,000
Cash Value on Date of Death...............    $ 25,000       $ 50,000         $ 75,000
Death Benefit Percentage..................         250%           250%             250%
Death Benefit Under Option A..............    $100,000       $125,000         $187,500
Death Benefit Under Option B..............    $125,000       $150,000         $187,500

     Under Option A, the death benefit for Policy I equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Cash Value at the date of death times the death benefit percentage ($25,000 X 250% = $62,500). For both Policies II and III under Option A, the Cash Value times the death benefit percentage ($50,000 X 250% = $125,000 for Policy II; $75,000 X 250% = $187,500 for Policy III) is greater than the Specified Amount ($100,000), so the death benefit equals the higher value. Under Option B, the death benefit for Policy I equals $125,000 since the death benefit is the greater of Specified Amount plus Cash Value ($100,000 + $25,000 = $125,000) or the Cash Value times the death benefit percentage ($25,000 X 250% = $62,500). Similarly, in Policy II, Specified Amount plus Cash Value ($100,000 + $50,000 = $150,000) is greater than Cash Value times the death benefit percentage ($50,000 X 250% = $125,000). In Policy III, the Cash Value times the death benefit percentage ($75,000 X 250% = $187,500) is greater than the Specified Amount plus Cash Value ($100,000 + $75,000 = $175,000), so the death benefit equals the higher value.

     All calculations of death benefit are made as of the end of the Valuation Period during which the Insured dies. Death benefit proceeds may be paid to a Beneficiary in a lump sum or under the Policy's settlements options.

     Death Benefits ordinarily are paid within seven days after we receive all required documentation. Payments may be postponed in certain circumstances. (See "General Provisions--Postponement of Payments.")

CHANGES IN DEATH BENEFIT OPTION

     After the first Policy Year, you may change the death benefit option from Option A to Option B, or from Option B to Option A. Changes in the death benefit option may be made, in writing once per Policy Year. The effective date of the change is the next Monthly Processing Date after we accept the change.

     A change in the death benefit from Option A to Option B reduces the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option B at the time of the change equals the amount payable under Option A immediately prior to the change. The change in option affects the determination of the death benefit since Cash Value will then be added to the new Specified Amount, and the death benefit then varies with Cash Value.

     A change in the death benefit from Option B to Option A increases the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option A at the time of the change equals the amount payable under Option B immediately prior to the change. However, the change in option affects the determination of the death benefit since the Cash Value is not added to the Specified Amount in determining the death benefit. The death benefit then equals the new Specified Amount (or, if higher, the Cash Value times the applicable specified percentage).

     A change in death benefit option may affect the future monthly cost of insurance charge, which varies with the net amount at risk. Generally, net amount at risk is the amount by which the death benefit exceeds Cash Value. (See "Charges and Deductions--Cost of Insurance Charge.") If the death benefit does not equal Cash Value times a death benefit percentage under either Options A or B, changing from Option B to Option A will generally decrease the future net amount at risk. This would decrease the future cost of insurance charges. Changing from Option A to Option B generally results in a net amount at risk that remains level. Such a change, however, results in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with the Insured's Age.

CHANGES IN SPECIFIED AMOUNT

     After the first Policy Year, you may increase or decrease the Specified Amount, subject to our approval. A change in Specified Amount may only be made once per Policy Year. The minimum change in Specified Amount is $25,000. Increases are not allowed after the Insured attains age 75. Increasing the Specified Amount could increase the death benefit. Decreasing the Specified Amount could decrease the death benefit. The amount of change in the death benefit will depend, among other things, upon the selected death benefit option and the degree to which the death benefit exceeds the Specified Amount prior to the change. Changing the Specified Amount could affect the subsequent level of death benefit and Policy values. An increase in Specified Amount may increase the net amount at risk, thereby increasing your cost of insurance charge and the guarantee premium amount. However, an increase in Specified Amount does not extend the guarantee period. Conversely, a decrease in Specified Amount may decrease the net amount at risk, thereby decreasing your cost of insurance charge. A decrease in Specified Amount will not decrease the guarantee premium. Decreases in the death benefit may have tax consequences. (See "Federal Tax Matters.")

     INCREASES. We require additional evidence of insurability for an increase in Specified Amount.

     DECREASES. Any decrease in Specified Amount is first applied to the most recent increases successively, then to the original Specified Amount. A decrease is not permitted if the Specified Amount would fall below the lesser of the initial Specified Amount or $50,000. If after a decrease in the Specified Amount, total premiums paid exceed the tax law's premium limitations, we will refund the amount exceeding the premium limitations. Some or all of the amount refunded may be subject to tax. (See "Federal Tax Matters.")

     We reserve the right to deny a requested decrease in Specified Amount. The reasons for denial may include:

          - our determination that the decrease would cause the Policy to fail the tax guideline premium limitations, or

          - our determination that the decrease would cause the Policy to terminate because the distributions from Cash Value required under the tax code to effect the decrease exceed Surrender Value.

     Requests for change in Specified Amount must be made in writing. The requested change becomes effective on the Monthly Processing Date on or next following our acceptance of the request. If the Owner is not the Insured, we require the Insured's consent.

BENEFITS AT MATURITY

     If the Insured is alive on the Policy Date anniversary nearest the Insured's 100th birthday, we pay the Owner the Surrender Value of the Policy. On the Maturity Date, the Policy terminates and we have no further obligations under the Policy.

CASH VALUE

     Cash Value reflects

          - the investment experience of the selected Subaccounts,

          - the frequency and amount of premiums paid,

          - transfers between Subaccounts,

          - withdrawals,

          - any Fixed Account or Loan Account values, and

          - Policy charges.

     You may make partial withdrawals of Cash Value or surrender the Policy and receive the Policy's Surrender Value. (See "Surrender Privilege.") Cash Value is not guaranteed.

     CALCULATION OF CASH VALUE. Cash Value is the total of

          - Separate Account Value,

          - Fixed Account Value, and

          - Loan Account value.

     Cash Value is determined on each Valuation Date. It is first calculated on the Policy Date. On that date, the Cash Value equals the initial net premium, minus the monthly deductions for the first Policy Month. (See "Charges and Deductions.")

     On any Valuation Date, Separate Account Value in any Subaccount equals:

          (1) Separate Account Value in the Subaccount at the end of the preceding Valuation Period times the Investment Experience Factor (defined below) for the current Valuation Period; plus

          (2) Any net premiums received and allocated to the Subaccount during the current Valuation Period; plus

          (3) All amounts transferred to the Subaccount during the current Valuation Period (from a Subaccount, the Fixed Account or the Loan Account for Policy loan repayment (see "Policy Benefits and Rights--Policy Loans,")); minus

          (4) The pro rata portion of the monthly cost of insurance charge, administrative charge, and any other charges assessed to the Subaccount. (See "Charges and Deductions--Cost of Insurance Charge."); minus

          (5) All amounts transferred from the Subaccount during the current Valuation Period; minus

          (6) All amounts withdrawn from the Subaccount during the current Valuation Period; minus

          (7) All amounts loaned from the Subaccount during the current Valuation Period.

     There will also be Cash Value in the Loan Account if there is a Policy loan outstanding. The Loan Account is credited with amounts transferred from Subaccounts for Policy loans. The Loan Account balance accrues daily interest at an effective annual rate of 3.00%. (See "Policy Benefits and Rights--Policy Loans.")

     The Cash Value in the Fixed Account is credited with interest at our declared annual rate. The annual rate will never be less than 3%.

     ACCUMULATION UNIT VALUE. Each Subaccount has its own Accumulation Unit Value. When net premiums or other amounts are allocated to a Subaccount, units are purchased based on the Subaccount's Accumulation Unit Value at the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or deducted from, a Subaccount, units are redeemed in a similar manner.

     For each Subaccount, Accumulation Unit Value was initially set at the same unit value as the net asset value of a share of the underlying Fund. The Accumulation Unit Value for each subsequent Valuation Period is the Investment Experience Factor for that Valuation Period times the Accumulation Unit Value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit Value which applies for each day in the period. The number of Accumulation Units will not change due to investment experience. The Investment Experience Factor may be greater or less than one; therefore, the Accumulation Unit Value may increase or decrease.

     INVESTMENT EXPERIENCE FACTOR. The investment experience of the Separate Account is calculated by applying the Investment Experience Factor to the Separate Account Value in each Subaccount during a Valuation Period. Each Subaccount has its own Investment Experience Factor. The Investment Experience Factor of a Subaccount for any Valuation Period is determined by dividing (1) by
(2) and subtracting (3) from the result, where:

     (1) is the net result of:

         a. The net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

         b. the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         c. a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

     (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period;

     (3) is the factor representing the Mortality and Expense Risk Charge. (See "Charges and Deductions--Mortality and Expense Risk Charge.")

POLICY LOANS

     After the first Policy Year, you may borrow all or part of the Policy's maximum loan amount. The maximum loan amount is 90% of Surrender Value. The amount of any new loan may not exceed the maximum loan amount less Debt on the date a loan is granted. The minimum amount of a loan is $500. The loan ordinarily is paid within 7 days after we receive a written loan request, although payments may be postponed under certain circumstances. (See "Postponement of Payments," and "Federal Tax Matters.")

     On the date a loan is made, the loan amount is transferred from the Separate Account and Fixed Account to the Loan Account. Unless you direct otherwise, the loan amount is deducted from the Subaccounts and the Fixed Account in proportion to the values that each bears to the total of Separate Account Value and Fixed Account Value at the end of the Valuation Period during which the request is received.

     Loan interest is charged at an effective annual rate of 4.5% in the first nine Policy Years and 3.00% thereafter. Interest not paid when due is added to the loan amount. Unpaid interest is due upon the earlier of the next Policy Date anniversary or when coverage ceases. The same interest rates apply to unpaid interest. When interest is added to the loan amount, we transfer an equal amount from the Separate Account and the Fixed Account to the Loan Account.

     Cash Value in the Loan Account earns 3.00% annual interest. Such interest is allocated to the Loan Account.

     LOAN REPAYMENT. All or any portion of a loan may be repaid at any time. You must specify that the purpose of a payment is loan repayment; otherwise a payment is treated as premium. At the time of repayment, the Loan Account is reduced by the repayment amount, adjusted for the difference between interest charged and interest earned. The net repayment amount is allocated to the Subaccounts and the Fixed Account, according to your current allocation instructions, at the end of the Valuation Period during which the repayment is received. These transfers are not limited by the 15 day transfer restriction.

     EFFECTS OF POLICY LOAN. Policy loans decrease Surrender Value and, therefore, the amount available to pay Policy charges. If Surrender Value on the day preceding a Monthly Processing Date is less than the next monthly deductions we will notify you. (See "General Provisions--Written Notices and Requests.") The Policy will lapse and terminate without value, unless we receive a sufficient payment within 61 days of the date notice is sent. (See "The Policy--Policy Lapse and Reinstatement.")

     EFFECT ON INVESTMENT EXPERIENCE. A Policy Loan affects Cash Value. The collateral for the outstanding loan (the amount held in the Loan Account) does not participate in the experience of the Subaccounts or earn current interest in the Fixed Account. If the interest credited to the Loan Account is more than the amount that would have been earned in the Subaccounts or the Fixed Account, the Cash Value will, and the Death Benefit may, be higher as a result of the loan. Conversely, if the amount credited to the Loan Account is less than would have been earned in the Subaccounts or the Fixed Account, the Cash Value, as well as the Death Benefit, may be less.

     TAX TREATMENT. If the Policy is a modified endowment contract, a loan is treated as a distribution and is includible in income to the extent that Cash Value exceeds premiums paid. Therefore, a loan may result in federal income tax and a 10% tax penalty may also apply. (See "Federal Tax Matters.")

SURRENDER PRIVILEGE

     If the Insured is alive, you may surrender the Policy for its Surrender Value. To surrender the Policy, you must return the Policy to us, along with a written request. Surrender Value equals Cash Value, minus Surrender Charges and Debt. (See "Surrender Charge," below.)

     PARTIAL WITHDRAWALS. After the first Policy Year, you may withdraw a portion of Surrender Value. The minimum amount of each withdrawal is $500. During the surrender period, the maximum amount of partial withdrawal is 10% of the Surrender Value. A $25 withdrawal charge is imposed for each withdrawal. This charge is deducted after the partial withdrawal amount is determined. (See "Charges and Deductions.") A withdrawal decreases Cash Value by the amount of the withdrawal and, if Death Benefit Option A is in effect, reduces Specified Amount by the amount of the withdrawal.

FREE-LOOK PERIOD AND EXCHANGE RIGHTS

     During the Free-Look Period, you may examine the Policy and return it for a refund. The time period depends on where the Policy is issued; however, it will be at least 10 days from the date you receive the Policy, or, 45 days after you complete the application for insurance, whichever is later. The amount of the refund is the sum of Cash Value in the Kemper Money Market Subaccount plus the total amount of monthly deductions and deductions from Premium. To receive a refund you should return the Policy to us or to the agent who sold the Policy.

     At any time during the first two years after the Issue Date, you may exchange the Policy for a non-variable permanent fixed benefit life insurance policy then currently offered by us or an affiliate. Evidence of insurability is not required. The amount of the new policy may be, at your election, either the initial Death Benefit or the same net amount at risk as the Policy on the exchange date. All Debt must be repaid and the Policy must be surrendered before the exchange is made. The new policy will have the same Policy Date and issue age as the exchanged Policy.

                             CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUMS

     We deduct a state and local premium tax charge of 2.5% from each premium payment before net premium is allocated. This charge reimburses us for paying state premium taxes. We expect to pay an average state premium tax rate of approximately 2.5%, but the actual premium tax attributable to a Policy may be more or less. In addition, a charge for federal taxes, equal to 1% of each premium payment, is deducted to compensate us for higher corporate income taxes under the current Internal Revenue Code.

COST OF INSURANCE CHARGE

     We deduct a cost of insurance charge monthly from the Subaccounts and the Fixed Account. This charge covers our anticipated mortality costs. The cost of insurance charge is deducted monthly in advance and is allocated pro rata among the Subaccounts and the Fixed Account.

     We deduct the cost of insurance by cancelling units on the Policy Date and on each Monthly Processing Date thereafter. If the Monthly Processing Date falls on a day other than a Valuation Date, the charge is determined on the next Valuation Date. The cost of insurance charge is determined by multiplying the cost of insurance rate (see below) by the "net amount at risk" for each Policy month. The net amount at risk equals the Death Benefit minus the Cash Value on the Monthly Processing Date.

     COST OF INSURANCE RATE. The monthly cost of insurance rates are based on the issue age, sex, rate class of the Insured and Policy Year. We determine the monthly cost of insurance rates based on our expectations as to future mortality experience. Any change in the schedule of rates applies to all individuals of the same class as the Insured. The cost of insurance rate may never exceed those shown in the table of guaranteed maximum cost of insurance rates in the Policy. The guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Nearest Birthday, published by the National Association of Insurance Commissioners.

     RATE CLASS. The rate class of an Insured will affect the cost of insurance rate. We currently place Insureds in preferred rate classes and rate classes involving a higher mortality risk. The cost of insurance rates for rate classes involving a higher mortality risk are multiples of the preferred rates. (See "Charges and Deductions--Cost of Insurance Rate," above.)

MORTALITY AND EXPENSE RISK CHARGE

     We deduct a daily charge, at an annual rate of 0.90%, from the Subaccounts for mortality and expense risks we assume.

     The mortality and expense risk we assume is that our estimates of longevity and of the expenses incurred over the life of the Policy will not be correct.

MONTHLY ADMINISTRATIVE CHARGE

     We deduct a monthly administrative expense charge to reimburse us for certain expenses related to maintenance of the Policies, accounting and record keeping and periodic reporting to Owners. This charge is designed only to reimburse us for actual administrative expenses. This charge is $5 per month.

OTHER CHARGES

     SURRENDER CHARGE. We deduct a Surrender Charge from Cash Value if the Policy is surrendered or Cash Value is applied under a Settlement Option during the first 14 Policy Years. A Surrender Charge is also assessed during the first 14 Policy Years following an increase in Specified Amount. The Surrender Charge is:

     (a) an administrative component (issue charge); plus

     (b) a sales component (deferred sales charge); times

     (c) the Surrender Charge percentage.

     During the 14 Policy Years following an increase in Specified Amount, an additional Surrender Charge applies. The additional charge is calculated as described below based on the amount of the increase, years commencing on the date of the increase and Target Premium associated with the increase.

     The Surrender Charge is determined based upon the date we receive the written request for surrender. In no case will the Surrender Charge be greater than the maximum allowable under the Standard Non-forfeiture law. It is possible, although unlikely, that in the early period of a Policy, the Surrender Charge, which includes an issue charge component and deferred sales charge component, could exceed premiums paid.

     (a) Issue Charge. The issue charge is a level charge of $5.00 per thousand of Specified Amount and the sum of coverage amounts for any other insureds.

     This charge covers the administrative expenses associated with underwriting and issuing a Policy. These expenses include the costs of processing applications, conducting medical examinations, determining insurability and the Insured's underwriting class, and establishing Policy records.

     (b) Deferred Sales Charge. The deferred sales charge is (i) 30% of premiums paid up to one Target Premium shown in the Policy plus (ii) for the sum of all premiums paid in excess of one Target Premium ("excess premium charge"), a percentage which varies by the issue age of the Insured as follows:

         Excess Premium Charge                              Issue Ages
         ---------------------                              ----------
                 7.5%                                          0-65
                 5.0%                                          66-75

     The deferred sales charge reimburses us for some of the expenses of distributing the Policies.

     (c) Surrender Charge Percentage. For issue ages up to age 66, the Surrender Charge percentage is 100% for Policy Years 1-5 and declines by 10% each year in Policy Years 6-14 until reaching zero at the beginning of Policy Year 15. For issue ages 66-75, the Surrender Charge percentage is 100% for Policy Years 1-3 and declines by 10% each year in Policy Years 4-11 and by 5% in Policy Years 12-14 until reaching zero at the beginning of Policy Year 15.

                              SURRENDER CHARGE PERCENTAGES            SURRENDER CHARGE PERCENTAGES
                                 ISSUE AGES UP TO AGE 66                    ISSUE AGES 66-75
                            ---------------------------------       ---------------------------------
                            SURRENDER CHARGE                        SURRENDER CHARGE
                             PERCENTAGE AT                           PERCENTAGE AT
                              BEGINNING OF                            BEGINNING OF
                              POLICY YEAR          PERCENTAGE         POLICY YEAR          PERCENTAGE
                            ----------------       ----------       ----------------       ----------
                                  1-5                 100%                1-3                 100%
                                    6                  90%                  4                  90%
                                    7                  80%                  5                  80%
                                    8                  70%                  6                  70%
                                    9                  60%                  7                  60%
                                   10                  50%                  8                  50%
                                   11                  40%                  9                  40%
                                   12                  30%                 10                  30%
                                   13                  20%                 11                  20%
                                   14                  10%                 12                  15%
                                   15+                  0%                 13                  10%
                                                                           14                   5%
                                                                           15+                  0%

     (d) Example. Assume a female Insured purchases the Policy at age 40 for $100,000 of Specified Amount, paying the Target Premium of $630 and an additional premium amount of $1,000 in excess of the Target Premium, for a total premium of $1,630. Assume further that she surrenders the Policy during the second Policy Year. The Surrender Charge is calculated as follows:

(i) Issue Charge -- [100 x $5.00]...........................    $500.00
     ($5.00 per $1,000.00 of Specified Amount)
(ii) Deferred Sales Charge
     (1) 30% of Target Premium Paid.........................    $189.00
       (.30 x $630.00); and
     (2) 7.5% of Premiums Paid In Excess of Target
      Premium...............................................    $ 75.00
       (.075 x $1,000.00)
(iii) Surrender Charge Percentage...........................        100%
(iv) Calculation of Surrender Charge
     [(a)$500.00 + (b)$189.00 + $75.00)] x (c) 100%.........    $764.00

     WITHDRAWAL CHARGE. We impose a charge of $25 for each partial withdrawal. This charge reimburses us for the administrative expenses related to the withdrawal.

     TRANSFER CHARGE. We reserve the right to charge up to $25 for each transfer. The transfer charge reimburses us for the administrative expenses related to the transfer.

     TAXES. Currently, no charges are made against the Separate Account for federal, state or other taxes attributable to the Separate Account. We may, however, in the future impose charges for income taxes or other taxes attributable to the Separate Account or the Policy. (See "Federal Tax Matters.")

     CHARGES AGAINST THE FUNDS. Under investment advisory agreements with each Fund, the investment manager and/or adviser provides investment advisory and/or management services for the portfolios. The Funds are responsible for advisory fees and various other expenses. Investment advisory fees and expenses differ with respect to each of the portfolios of the Funds. (See "The Funds.")

     Each portfolio may incur annual fund operating expenses consisting of management fees, 12b-1 fees and other expenses. The management fees for each portfolio for the year ending December 31, 1999, as a percentage of average net assets were as follows:

     - Kemper Money Market                                                 0.50%
     - Kemper Total Return                                                 0.55%
     - Kemper High Yield                                                   0.60%
     - Kemper Growth                                                       0.60%
     - Kemper Government Securities                                        0.55%
     - Kemper International                                                0.75%
     - Kemper Small Cap Growth                                             0.65%
     - AST Alliance Growth and Income                                      0.75%
     - AST JanCap Growth                                                   0.90%
     - AST T. Rowe Price Asset Allocation                                  0.85%
     - AST American Century International
       Growth II                                                           1.00%
     - AST Janus Small-Cap Growth                                          0.90%
     - AST INVESCO Equity Income                                           0.75%
     - AST PIMCO Total Return Bond                                         0.65%
     - AST PIMCO Limited Maturity Bond                                     0.65%
     - AST Neuberger Berman Mid-Cap Growth 0.90%
     - Fidelity VIP Equity-Income                                          0.48%
     - Fidelity VIP High Income                                            0.58%
     - Fidelity VIP II Contrafund                                          0.58%
     - Fidelity VIP II Index 500                                           0.24%
     - Fidelity VIP III Growth Opportunities                               0.58%
     - Scudder VLIF International                                         0.852%
     - Scudder VLIF Growth and Income                                     0.475%

     The investment manager of the AST Alliance Growth and Income portfolio and the AST JanCap Growth portfolio has agreed to reimburse and/or waive fees. With this fee waiver, the management fees are .74% and .86%, respectively.

     The other expenses for each portfolio for the year ending December 31, 1999, as a percentage of average net assets were as follows:

     - Kemper Money Market                                                 0.04%
     - Kemper Total Return                                                 0.06%
     - Kemper High Yield                                                   0.07%
     - Kemper Growth                                                       0.06%
     - Kemper Government Securities                                        0.08%
     - Kemper International                                                0.19%
     - Kemper Small Cap Growth                                             0.06%
     - AST Alliance Growth and Income                                      0.18%
     - AST JanCap Growth                                                   0.14%
     - AST T. Rowe Price Asset Allocation                                  0.22%
     - AST American Century International
       Growth II                                                           0.26%
     - AST Janus Small-Cap Growth                                          0.18%
     - AST INVESCO Equity Income                                           0.18%
     - AST PIMCO Total Return Bond                                         0.17%
     - AST PIMCO Limited Maturity Bond                                     0.21%
     - AST Neuberger Berman Mid-Cap Growth 0.23%
     - Fidelity VIP Equity-Income                                          0.09%
     - Fidelity VIP High Income                                            0.11%
     - Fidelity VIP II Contrafund                                          0.09%
     - Fidelity VIP II Index 500                                           0.10%
     - Fidelity VIP III Growth Opportunities                               0.11%
     - Scudder VLIF International                                          0.18%
     - Scudder VLIF Growth and Income                                      0.08%

     A portion of the brokerage commissions that certain Fidelity VIP, VIP II and VIP III Funds pay were used to reduce Fund expenses. In addition, certain of the Fidelity VIP, VIP II and VIP III Funds, or their investment manager, have entered into arrangements with their custodian whereby credits realized as a result of uninvited cash balances were used to reduce a portion of each applicable Fund's expenses. Including these reductions, the total operating expenses, after reimbursement were as follows:

     - Fidelity VIP Equity-Income                                          0.56%
     - Fidelity VIP II Contrafund                                          0.65%
     - Fidelity VIP II Index 500                                           0.28%
     - Fidelity VIP III Growth Opportunities                               0.68%

     Estimated Distribution and Service (12b-1) Fees are deducted from certain portfolios of American Skandia Trust. These fees, expressed as a percentage of portfolio assets, are as follows:

     - AST Alliance Growth and Income                                      0.08%
     - AST JanCap Growth                                                   0.01%
     - AST American Century International
       Growth II                                                           0.02%
     - AST Janus Small-Cap Growth                                          0.01%
     - AST INVESCO Equity Income                                           0.04%
     - AST Neuberger Berman Mid-Cap Growth 0.04%

     The Scudder VLIF International portfolio and the Scudder VLIF Growth and Income portfolio each have a 12b-1 fee of 0.25% as well.

     For additional information about the fees and expenses of the Funds, see "The Funds", page 5, and the prospectuses for the Funds.

     The Fund(s) may pay 12b-1 fees to us or our affiliates for support services relating to Fund shares. We may receive compensation from the investment advisers for services related to the Funds. This compensation will be consistent with the services rendered or the cost savings resulting from the arrangement. For more information concerning investment advisory fees and other charges against the portfolios, see the Funds' prospectuses accompanying this Prospectus and Statements of Additional Information available from us upon request.

     SYSTEMATIC WITHDRAWAL PLAN. A charge of $50 is imposed to enter into a Systematic Withdrawal Plan. In addition, a $25 charge is imposed each time a change is made to the plan. These charges reimburse us for administrative expenses of this plan. (See "Systematic Withdrawal Plan.")

     REDUCTION OF CHARGES. We may reduce certain charges and the minimum initial premium in special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our policyowners, or sales to employees or clients of members of the Kemper group of companies. The amounts of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not unfairly discriminate against any person, including the affected Owners and owners of all other policies funded by the Separate Account.

                               GENERAL PROVISIONS

SETTLEMENT OPTIONS

     You, or Beneficiary at the death of the Insured if no election by you is in effect, may elect to have the Death Benefit or Surrender Value paid in a lump sum or have the amount applied to one of the Settlement Options. Payments under these options will not be affected by the investment experience of the Separate Account after proceeds are applied under a Settlement Option. The payee elects monthly, quarterly, semi-annual or annual payments. The option selected must result in a payment that at least equals our required minimum in effect when the option is chosen. If at any time the payments are less than the minimum, we may increase the period between payments to quarterly, semi-annual or annual or make the payment in one lump sum.

     Benefit payments are based on Surrender Value calculated on the day preceding the date the first benefit payment is due. The payment will be based on the Settlement Option elected in accordance with the appropriate settlement option table.

     OPTION 1--INCOME FOR SPECIFIED PERIOD. We pay income for the period and payment mode elected. The period elected must at least 5 years, but not more than 30 years.

     OPTION 2--LIFE INCOME. We pay monthly income to the payee during the payee's lifetime. If this Option is elected, annuity payments terminate automatically and immediately on the death of the payee without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

     OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED. We pay monthly income for the guaranteed period elected and thereafter for the remaining lifetime of the payee. The available guaranteed periods are 5, 10, 15 or 20 years.

     OPTION 4--JOINT AND SURVIVOR ANNUITY. We pay the full monthly income while both payees are living. Upon the death of either payee, the income continues during the lifetime of the surviving payee. The surviving payee's income is based on the percentage designated (50%, 66 2/3%, 75% or 100%) at election time. Payments terminate automatically and immediately upon the death of the surviving payee without regard to the number or total amount of payments received.

     We must consent to any other payment methods.

     The guaranteed monthly payments are based on an interest rate of 2.50% per year and, where mortality is involved, the "1983 Table a" individual mortality table developed by the Society of Actuaries, with a 5 year setback.

POSTPONEMENT OF PAYMENTS

     GENERAL. Payment of any amount due upon: (a) Policy termination at the Maturity Date, (b) surrender of the Policy, (c) payment of any Policy loan, or
(d) death of the Insured, may be postponed whenever:

          (1) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission;

          (2) The Commission by order permits postponement for the protection of owners; or

          (3) An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Separate Account.

     Transfers may also be postponed under these circumstances.

     PAYMENT NOT HONORED BY BANK. The portion of any payment due under the Policy which is derived from any amount paid to us by check or draft may be postponed until such time as we determine that such instrument has been honored by the bank upon which it was drawn.

THE CONTRACT

     The Policy, any endorsements, and the application constitute the entire contract between you and KILICO. All statements made by the Insured or contained in the application will, in the absence of fraud or misrepresentation, be deemed representations and not warranties.

     Only the President, the Secretary, or an Assistant Secretary of KILICO is authorized to change or waive the terms of a Policy. Any change or waiver must be in writing and signed by one of those persons.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Insured is misstated, the Death Benefit will be adjusted to reflect the correct sex and age.

INCONTESTABILITY

     We may contest the validity of a Policy if any material misrepresentations are made in the application. However, a Policy will be incontestable after it has been in force during the lifetime of the Insured for two years from the Issue Date. A new two year contestability period will apply to increases in insurance and to reinstatements, beginning with the effective date of the increase or reinstatement.

SUICIDE

     Suicide by the Insured, while sane or insane, within two years from the Issue Date (or within two years following an increase in Specified Amount) is a risk not assumed under the Policy. Our liability for such suicide is limited to the premiums paid less any withdrawals and Debt. When the laws of the state in which a Policy is delivered require less than a two year period, the period or amount paid will be as stated in such laws.

ASSIGNMENT

     No Policy assignment is binding on us until we receive it. We assume no responsibility for the validity of the assignment. Any claim under an assignment is subject to proof of the extent of the assignee's interest. If the Policy is assigned, your rights and the rights of the Beneficiary are subject to the rights of the assignee of record.

NONPARTICIPATING

     The Policy does not pay dividends. It does not participate in any of KILICO's surplus or earnings.

OWNER AND BENEFICIARY

     You may designate a new Owner while the Insured is alive.

     You designate primary and secondary Beneficiaries in the application. We rely upon the latest filed change of beneficiary. If the Insured dies, and no designated Beneficiary is alive at that time, we will pay the Insured's estate. The interest of any Beneficiary may be subject to that of an assignee.

     In order to change the Owner or a designated Beneficiary, you must sign our form. The change is effective when you sign the form, but we are not liable for payments made or actions taken before we receive the signed form.

RECORDS AND REPORTS

     We keep the Separate Account records. We send you, at your last known address of record, an annual report showing:

        - Death Benefit                          - partial withdrawals
        - Accumulation Unit Value                - transfers
        - Cash Value                             - Policy loans and repayments
        - Surrender Value                        - Policy charges
        - additional premium payments

     We also send you confirmations and acknowledgments of various transactions, as well as annual and semi-annual Fund reports.

WRITTEN NOTICES AND REQUESTS

     Send written notices or requests to our home office: Kemper Investors Life Insurance Company, Customer Service, 1 Kemper Drive, Long Grove, Illinois 60049. Please include the Policy number and the Insured's full name. We send notices to your address shown in the application unless an address change is filed with us.

OPTIONAL INSURANCE BENEFITS

     The following optional insurance benefits are available by Rider at the time of application:

          - waiver of monthly deductions due to Insured's total disability,

          - term insurance on the Insured's dependent children,

          - acceleration of a portion of the death benefit due to Insured's terminal illness, and

          - term insurance on additional insureds.

     The cost of these benefits is added to the monthly deduction. These benefits and restrictions are described in the Rider. We provide samples of these provisions upon written request.

                             DOLLAR COST AVERAGING

     Under our Dollar Cost Averaging program, Cash Value in the Fixed Account, the Kemper Money Market Subaccount or the Kemper Government Securities Subaccount ("DCA Subaccount") is automatically transferred monthly to other Subaccounts and the Fixed Account. However, transfers involving the AST Janus Small-Cap Growth Subaccount are not available under this program unless you authorized the transfers on or before February 14, 2000. If so, you may continue pre-authorized transfers into the AST Janus Small-Cap Growth Subaccount, but you may not make any changes other than to discontinue transfers into the AST Janus Small-Cap Growth Account.

     You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made on the 10th day of the month. We must receive the enrollment form at least 5 business days before the transfer date.

     Transfers commence on the first transfer date following the Trade Date. The minimum transfer amount is $500 per Subaccount or Fixed Account. In order to enroll, Cash Value in the DCA Subaccount must be at least $10,000. Dollar Cost Averaging automatically ends if Cash Value in the DCA Subaccount is less than the amount designated to be transferred. Cash Value remaining in the DCA Subaccount will be transferred.

     Dollar Cost Averaging ends if:

          - the number of designated monthly transfers has been completed,

          - Cash Value attributable to the DCA Subaccount is insufficient to complete the next transfer,

          - we receive your written termination at least 5 business days before the next transfer date, or

          - the Policy is surrendered.

     We will give 30 days notice if we amend the Dollar Cost Averaging program. We may terminate the program at any time.

     You may change Dollar Cost Averaging instructions by completing our enrollment form. We must receive the enrollment form at least 5 business days (10 business days for Fixed Account transfers), before the next transfer date.

     To participate in Dollar Cost Averaging, you may have Cash Value in the Fixed Account and no more than 8 non-DCA Subaccounts.

                           SYSTEMATIC WITHDRAWAL PLAN

     We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals after the first Policy Year. You instruct us to withdraw selected amounts from the Fixed Account, or up to 2 Subaccounts, on a monthly, quarterly, semi-annual or annual basis. Your periodic payment must be at least $500. These periodic payments are partial withdrawals and are subject to surrender charges. (See "Policy Benefits and Rights--Surrender Privileges," page 14.) The $25 withdrawal charge does not apply. However, we charge $50 to establish an SWP and a $25 charge each time a change is made. These charges reimburse us for SWP administrative expenses. Periodic payments may be subject to income taxes, withholding and tax penalties. (See "Federal Tax Matters.") An SWP application and additional information may be obtained from us or from your representative. We will give 30 days notice if we amend the SWP. The SWP may be terminated at any time by you or us.

                            DISTRIBUTION OF POLICIES

     The Policy is sold by licensed insurance representatives who represent us and who are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Policy is distributed through the principal underwriter, Investors Brokerage Services, Inc. ("IBS"), our affiliate. IBS is engaged in the sale and distribution of other variable life policies and annuities.

     The maximum sales commission payable to registered representatives is approximately 63% of premiums up to the commission target premium and 2.5% of excess premium in the first year and 2.5% of total premium in renewal years two through ten. Beginning in the second Policy Year, a service fee on assets which have been maintained and serviced may also be paid. In addition, certain overrides and production and managerial bonuses may be paid. These additional amounts may constitute a substantial portion of total commissions and fees paid. Firms to which service fees and commissions may be paid include affiliated broker-dealers. In addition to the commissions described above, we may pay additional promotional incentives, in the form of cash or other compensation, to licensed broker-dealers that sell the Policy. These incentives may be offered to certain broker-dealers that sell or are expected to sell certain minimums during specified periods.

                              FEDERAL TAX MATTERS

INTRODUCTION

     This discussion of the federal income tax treatment of the Policy is not exhaustive, does not cover all situations, and is not intended as tax advice. The federal income tax treatment of the Policy is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended ("Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

     This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with owning the Policy. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE OR LOCAL--OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

OUR TAX STATUS

     We are taxed as a life insurance company and the operations of the Separate Account are treated as part of our total operations. The operations of the Separate Account do not materially affect our federal income tax liability because we are allowed a deduction to the extent that net investment income of the Separate Account is applied to increase Cash Value. We may incur state and local taxes attributable to the Separate Account. At present, these taxes are not significant. Accordingly, we do not charge or credit the Separate Account for federal, state or local taxes. However, our federal income taxes are increased because of the federal tax law's treatment of deferred acquisition costs. Accordingly, we charge 1% of each premium payment to compensate us for our higher corporate income tax liability.

     If there is a material change in law, charges or credits may be made to the Separate Account for taxes or reserves for taxes. These charges or credits are determined independently of the taxes we actually pay.

TAXATION OF LIFE INSURANCE POLICIES

     TAX STATUS OF THE POLICY. The Code establishes a definition of life insurance which, in part, places limitations on the amount of premiums that may be paid and the Cash Value that can accumulate relative to the Death Benefit. We believe the Policy meets this definition. We reserve the right to refund premiums and earnings thereon, increase the Death Benefit (which may result in higher Policy charges), or take any other action we deem necessary to ensure the Policy's compliance with the tax definition of life insurance. The Death Benefit is generally excludable from the Beneficiary's gross income. Interest and other income credited are not taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the Insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified", and (2) we, rather than you, are considered the owner of the assets of the Separate Account.

     DIVERSIFICATION REQUIREMENTS. The Code prescribes the manner in which the Separate Account must be "adequately diversified." If the Separate Account fails to comply with these diversification standards, the Policy will not be treated as a life insurance contract, and you will be taxed on the income on the contract (as defined in the tax law). We expect that the Separate Account, through the Funds, will comply with the prescribed diversification requirements.

     OWNERSHIP TREATMENT. In certain circumstances, variable life insurance contract owners may be considered the owners of the assets of a segregated asset account such as the Separate Account. Income and gains from the Separate Account would then be includible in your gross income. The Internal Revenue Service ("IRS") has stated that a variable contract owner will be considered the owner of the assets of a separate account if the owner possesses the ability to exercise investment control over such assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate Cash Values among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

     We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy as necessary to attempt to prevent Policy Owners from being considered the owners of the assets of the Separate Account. However, there is no assurance that such efforts would be successful.

     The following discussion assumes that the Policy will be treated as a life insurance contract for tax purposes.

     TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the Death Benefit is excludable from the beneficiary's gross income under the Code. Certain transfers of the Policy, however, may result in a portion of the Death Benefit being taxable. If the Death Benefit is paid under a Settlement Option, generally payments will be prorated between the non-taxable Death Benefit and taxable interest.

     TAX DEFERRAL DURING ACCUMULATION PERIOD. Any increase in Cash Value is generally not taxable to you unless amounts are received (or are deemed to be received) from the Policy before the Insured's death. If the Policy is surrendered, the excess of Cash Value over the "investment in the contract" is includible in your ordinary income. The "investment in the contract" generally is premium payments minus non-taxable distributions. As described below, the tax treatment of amounts distributed, including loans, while the Insured(s) are alive depends upon whether your Policy is a "modified endowment contract" ("MEC"). The term "modified endowment contract," or "MEC," is defined below.

POLICIES WHICH ARE NOT MECS

     TAX TREATMENT OF WITHDRAWALS GENERALLY. If the Policy is not a MEC, the amount of any withdrawal generally will be treated first as a non-taxable recovery of premiums and then as taxable income. Thus, a withdrawal from a non-MEC Policy generally is not taxable income unless the total withdrawals exceed the investment in the contract.

     DISTRIBUTIONS REQUIRED IN THE FIRST 15 POLICY YEARS. The Code limits the amount of premium that may be paid and Cash Value that can accumulate relative to the Death Benefit. Where cash distributions are required in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits during this period), some or all of such amounts may be taxable. A reduction in benefits may result from a decrease in Specified Amount, a change from an Option B Death Benefit to an Option A Death Benefit, if withdrawals are made, and in certain other instances.

     TAX TREATMENT OF LOANS. If a Policy is not a MEC, a loan generally is treated as indebtedness of the Owner. As a result, the loan is not taxable income to you if the Policy remains in force. However, when the interest rate credited to the Loan Account is the same as the interest rate charged for the loan, it is unclear whether the IRS would consider some or all of the loan proceeds to be includible in income. Absent further guidance, we will treat all loans as indebtedness. If a Policy lapses when a loan is outstanding, the amount of the loan outstanding will be treated as a surrender in determining whether any amounts are includible in the Owner's income.

     Generally, interest paid on Policy Loans or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax adviser should be consulted before taking any Policy Loan.

POLICIES WHICH ARE MECS

     CHARACTERIZATION OF A POLICY AS A MEC. A Policy is a MEC if (1) the Policy is received in exchange for a life insurance contract that was a MEC, or (2) the Policy is issued on or after June 21, 1988 and premiums are paid more rapidly than permitted under the "7-Pay Test." A Policy fails this test (and thus is a MEC) if the accumulated amount paid during the 1st 7 Policy Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. Under the Code, a material change of the Policy generally results in a reapplication of the 7-Pay Test. In addition, any reduction in benefits during the 7-Pay period will affect the application of this test.

     We monitor the Policies and attempt to notify Owners on a timely basis if a Policy is in jeopardy of becoming a MEC. You may then request that we take available steps to avoid treating the Policy as a MEC.

     TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the Policy is a MEC, withdrawals are treated first as withdrawals of income and then as a recovery of premiums. Thus, withdrawals are includible in income to the extent that the Cash Value exceeds the investment in the contract. A Policy loan is treated as a withdrawal for tax purposes.

     If you assign or pledge Cash Value under a MEC (or agree to assign or pledge any portion), such portion is a withdrawal for tax purposes. The investment in the contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a MEC, you should consult a tax adviser.

     PENALTY TAX. Generally, proceeds of a surrender or a withdrawal (or the amount of any deemed withdrawal) from a MEC are subject to a penalty tax of 10% of the portion of the proceeds that is includible in income, unless the surrender or withdrawal is made (1) after you attain age 59 1/2, (2) because you have become disabled (as defined in the Code), or (3) as substantially equal periodic payments over your life or life expectancy (or the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

     AGGREGATION OF POLICIES. All life insurance contracts which are treated as MECs and which are purchased by the same person from us or our affiliates within the same calendar year are aggregated and treated as one contract in determining the tax on withdrawals (including deemed withdrawals). The effects of aggregation are not always clear; however, it could affect the taxable amount of a withdrawal (or a deemed withdrawal) and could subject the withdrawal to the 10% penalty tax.

CONSIDERATIONS APPLICABLE TO BOTH MECS AND NON-MECS

     LOSS OF INTEREST DEDUCTION WHERE POLICIES ARE HELD BY OR FOR THE BENEFIT OF CORPORATIONS, TRUSTS, ETC. If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of only one individual who is (a) a 20 percent owner of the entity, or (b) an officer, director, or employee of the trade or business, at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be Beneficiaries under a Policy, should consult a tax adviser.

     OTHER CONSIDERATIONS. Changing the Owner, exchanging the Policy, changing from one Death Benefit option to another, and other Policy changes may have tax consequences depending on the circumstances of the change. Federal estate and state and local estate taxes, or inheritance taxes and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or Beneficiary. The exchange of one life insurance contract for another life insurance contract generally is not taxed (unless cash is distributed or a loan is reduced or forgiven). The insured under the new contract must be the same as the insured under the old contract.

FEDERAL INCOME TAX WITHHOLDING

     We withhold and send to the federal government a part of the taxable portion of withdrawals unless you notify us in writing at the time of withdrawal that you are electing no withholding. You are always responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                              LEGAL CONSIDERATIONS

     On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The Policy contains cost of insurance rates that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of federal, state and local laws, including Title VII of the Civil Rights Act, the Equal Pay Act, and NORRIS and subsequent cases on any employment-related insurance or fringe benefit program before purchasing the Policy.

                  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

     We hold the assets of the Separate Account. We keep these assets segregated and apart from our general funds. We maintain records of all purchases and redemptions of the shares of each portfolio of the Funds by each of the Subaccounts.

                                VOTING INTERESTS

     We vote a Fund's shares held in the Separate Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Separate Account. Owners of all Policies participating in each Subaccount are entitled to give us instructions with respect to that Subaccount. An Owner's proportionate interest in that Subaccount is measured by units. We determine the number of shares for which an Owner may give voting instructions as of the record date for the meeting. Owners will receive proxy material, reports, and other materials relating to the appropriate portfolio of the Funds.

     We vote all Fund shares held in the Separate Account proportionately based on Owners' instructions. If changes in law permit, we may vote a Fund's shares in our own right.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of the Fund or of one or more of its portfolios or to approve or disapprove an investment advisory contract for a portfolio of the Fund. In addition, we may disregard voting instructions in favor of changes initiated by an Owner in the investment policy or the investment adviser of a portfolio of a Fund if we reasonably disapprove of such changes. A proposed change would be disapproved only if the change is contrary to state law or prohibited by state regulatory authorities, or if we determine that the change would have an adverse effect on our General Account in that the proposed investment policy for a portfolio may result in overly speculative or unsound investments. In the event we disregard voting instructions, we will include a summary of that action and the reasons for it in the next annual report to Owners.

                           STATE REGULATION OF KILICO

     KILICO, a stock life insurance company organized under the laws of Illinois, is subject to regulation by the Illinois Department of Insurance. We file an annual statement with the Director of Insurance on or before March 1st of each year covering our operations and reporting on our financial condition as of December 31st of the preceding year. Periodically, the Director of Insurance examines the liabilities and reserves of KILICO and the Separate Account and certifies to their adequacy.

     In addition, we are subject to the insurance laws and regulations of the other states where we operate. Generally, the insurance departments of other states apply the laws of Illinois in determining our permissible investments.

                        KILICO'S DIRECTORS AND OFFICERS

     Our directors and principal officers are listed below together with their current positions and their other business experience during the past five years. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.

            NAME AND AGE
        POSITION WITH KILICO
          YEAR OF ELECTION                OTHER BUSINESS EXPERIENCE DURING PAST 5 YEARS OR MORE
        --------------------              -----------------------------------------------------
Gale K. Caruso (42)                    President and Chief Executive Officer of Federal Kemper Life
President and Chief Executive Officer  Assurance Company ("FKLA"), Fidelity Life Association
since June 1999. Director since July   ("FLA"), Zurich Life Insurance Company of America ("ZLICA")
1999.                                  and Zurich Direct, Incorporated ("ZD") since June 1999.
                                       Director of FKLA, FLA and ZLICA since July 1999. Chairman,
                                       President and Chief Executive Officer of Scudder Canada
                                       Investor Services, Ltd. from 1995 to June 1999. Managing
                                       Director of Scudder Kemper Investments, Inc. from July 1986 to June 1999.

Eliane C. Frye (52)                    Executive Vice President of FKLA and FLA since March 1995.
Executive Vice President since March   Executive Vice President of ZLICA and ZD since March 1996.
1995. Director since May 1998.         Director of FLA since December 1997. Director of FKLA and
                                       ZLICA since May 1998. Director of ZD from March 1996 to
                                       March 1997. Director of IBS and IBSIA since 1995. Senior
                                       Vice President of KILICO, FKLA and FLA from 1993 to 1995.
                                       Vice President of FKLA and FLA from 1988 to 1993.

Frederick L. Blackmon (48)             Senior Vice President and Chief Financial Officer of FKLA
Senior Vice President and Chief        since December 1995. Senior Vice President and Chief
Financial Officer since December       Financial Officer of FLA since January 1996. Senior Vice
1995.                                  President and Chief Financial Officer of ZLICA and ZD since
                                       March 1996. Director of FLA since May 1998. Director of ZD from March 1996 to March 1997. Treasurer and Chief Financial
                                       Officer of Kemper since January 1996. Chief Financial
                                       Officer of Alexander Hamilton Life Insurance Company from
                                       April 1989 to November 1995.

Russell M. Bostick (43)                Senior Vice President and Chief Information Officer of FKLA,
Senior Vice President and Chief        FLA, ZLICA and ZD since March 1999. Vice President and Chief
Information Officer since March 1999.  Information Officer of FKLA, FLA, KILICO, ZLICA and ZD from
                                       April 1998 to March 1999. Chief Technology Officer of
                                       Corporate Software & Technology from June 1997 to April
                                       1998. Vice President, Information Technology Department of
                                       CNA Insurance Companies from January 1995 to June 1997.

James C. Harkensee (41)                Senior Vice President of FKLA and FLA since January 1996.
Senior Vice President since January    Senior Vice President of ZLICA and ZD since 1995. Director
1996.                                  of ZD from April 1993 to March 1997 and since March 1998.
                                       Vice President of ZLICA from 1992 to 1995. Vice President of
                                       ZD from 1994 to 1995.

James E. Hohmann (44)                  Senior Vice President of FKLA since December 1995. Chief
Senior Vice President since December   Actuary of FKLA and KILICO from December 1995 to January
1995. Director since May 1998.         1999. Senior Vice President of FLA since January 1996. Chief
                                       Actuary of FLA from January 1996 to January 1999. Senior
                                       Vice President of ZLICA and ZD since March 1996. Chief
                                       Actuary of ZLICA and ZD from March 1996 to January 1999.
                                       Director of FLA since June 1997. Director of FKLA and ZLICA since May 1998. Director of ZD from March 1996 to March
                                       1997. Managing Principal (Partner) of Tillinghast-Towers
                                       Perrin from January 1991 to December 1995.

Edward K. Loughridge (45)              Senior Vice President and Corporate Development Officer of
Senior Vice President and Corporate    FKLA and FLA since January 1996. Senior Vice President and
Development Officer since January      Corporate Development Officer for ZLICA and ZD since March
1996.                                  1996. Senior Vice President of Human Resources of
                                       Zurich-American Insurance Group from February 1992 to March
                                       1996.

            NAME AND AGE
        POSITION WITH KILICO
          YEAR OF ELECTION                OTHER BUSINESS EXPERIENCE DURING PAST 5 YEARS OR MORE
        --------------------              -----------------------------------------------------
Debra P. Rezabek (44)                  Senior Vice President of FKLA and FLA since March 1996.
Senior Vice President since 1996.      Corporate Secretary of FKLA and FLA since January 1996.
General Counsel since 1992. Corporate  Director of FLA since May 1998. Vice President of KILICO,
Secretary since January 1996.          FKLA and FLA since 1995. General Counsel and Director of
                                       Government Affairs of FKLA and FLA since 1992 and of KILICO since 1993. Senior Vice President, General Counsel and
                                       Corporate Secretary of ZLICA and ZD since March 1996.
                                       Director of ZD from March 1996 to March 1997. Secretary of
                                       IBS and IBSIA since 1993. Director of IBS and IBSIA from
                                       1993 to 1996. General Counsel and Assistant Secretary of
                                       KILICO, FKLA and FLA from 1992 to 1996. Assistant Secretary of Kemper since January 1996.

Edward L. Robbins (60)                 Senior Vice President and Chief Actuary of FKLA, FLA, ZLICA
Senior Vice President and Chief        and ZD since March 1999. Senior Actuary of FKLA, FLA,
Actuary since March 1999.              KILICO, ZLICA and ZD from July 1998 to March 1999. Principal of KPMG Peat Marwick LLP from May 1984 to July 1998.

Kenneth M. Sapp (54)                   Senior Vice President of FKLA, FLA and ZLICA since January
Senior Vice President since January    1998. Senior Vice President of ZD since March 1998. Director
1998.                                  of IBS since May 1998. Director of IBSIA since September
                                       1998. Vice President--Aetna Life Brokerage of Aetna Life &
                                       Annuity Company from February 1992 to January 1998.

George Vlaisavljevich (57)             Senior Vice President of FKLA, FLA and ZLICA since October
Senior Vice President since October    1996. Senior Vice President of ZD since March 1997. Director
1996.                                  of IBS and IBSIA since October 1996. Executive Vice
                                       President of The Copeland Companies from April 1983 to
                                       September 1996.

William H. Bolinder (56)               Director of FKLA and FLA since January 1996. Director of
Chairman of the Board from January     ZLICA and ZD since March 1995. Chairman of the Board of FKLA
1996 to June 1999 and since April      and FLA from January 1996 to June 1999 and since April 2000.
2000. Director since January 1996.     Chairman of the Board of ZLICA and ZD from March 1995 to
                                       June 1999 and since April 2000. Chairman of the Board and
                                       Director of Kemper since January 1996. Director of SKI since
                                       January 1996. Vice Chairman of SKI from January 1996 to
                                       1998. Member of the Group Executive Board of Zurich
                                       Financial Services Group since 1998. Member of the Corporate
                                       Executive Board of Zurich Insurance Group from October 1994 to 1998. Chairman of Zurich American Insurance Company since
                                       1998. Chairman of the Board of American Guarantee and
                                       Liability Insurance Company, Zurich American Insurance
                                       Company of Illinois, American Zurich Insurance Company and
                                       Steadfast Insurance Company since 1995. Chief Executive
                                       Officer of American Guarantee and Liability Insurance
                                       Company, Zurich American Insurance Company of Illinois and
                                       American Zurich Insurance Company from 1986 to June 1995.
                                       President of Zurich Holding Company of America ("ZHCA")
                                       since 1995. Vice Chairman of ZHCA since 1996. Underwriter
                                       for Zurich American Lloyds since 1986.

David A. Bowers (53)                   Director of FKLA and ZLICA since May 1997. Director of FLA
Director since May 1997.               since June 1997. Executive Vice President, Corporate
                                       Secretary and General Counsel of Zurich U.S. since August
                                       1985. Vice President, General Counsel and Secretary of
                                       Kemper since January 1996.

Gunther Gose (55)                      Director of FKLA, FLA and ZLICA since November 1998. Chief
Director since November 1998.          Financial Officer and Member of the Group Executive Board of
                                       Zurich Financial Services since October 1998. Member of the
                                       Corporate Executive Board of Zurich Insurance Group from
                                       April 1990 to October 1998.

                                 LEGAL MATTERS

     All matters of Illinois law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Illinois Insurance Law, have been passed upon by Frank J. Julian, our Associate General Counsel. Jorden Burt Boros Cicchetti Berenson & Johnson, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of Policies.

                               LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We are not a party in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

                                    EXPERTS

     The consolidated balance sheets of KILICO as of December 31, 1999 and 1998 and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for the years ended December 31, 1999, 1998 and 1997 have been included herein and in the registration statement in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

     The statements of assets and liabilities and policy owners' equity of the Separate Account as of December 31, 1999 and the related statements of operations for the year then ended and the statements of changes in policy owners' equity for each of the two years then ended has been included herein in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

     Actuarial matters included in this Prospectus have been examined by Christopher J. Nickele, FSA as stated in the opinion filed as an exhibit to the Registration Statement.

                             REGISTRATION STATEMENT

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies. For further information concerning the Separate Account, KILICO and the Policy, reference is made to the Registration Statement as amended with exhibits. Copies of the Registration Statement are available from the Commission upon payment of a fee or at the SEC's website at http://www.sec.gov.

                              FINANCIAL STATEMENTS

     The financial statements of the Separate Account relate to other life insurance policies in addition to those offered by this Prospectus. Our included financial statements should be considered only as bearing upon our ability to meet our contractual obligations under the Policy. The investment experience of the Separate Account does not affect our financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors of Kemper Investors Life Insurance Company and Policy Owners of Kemper Investors Life Insurance Company's
KILICO Variable Separate Account

     In our opinion, the accompanying statements of assets and liabilities and policy owners' equity and the related statements of operations and changes in policy owners' equity present fairly, in all material respects, the financial position of the subaccounts of Kemper Investors Life Insurance Company's (the "Company") KILICO Variable Separate Account, which includes the Kemper Money Market Subaccount, Kemper Total Return Subaccount, Kemper High Yield Subaccount, Kemper Growth Subaccount, Kemper Government Securities Subaccount, Kemper International Subaccount, Kemper Small Cap Growth Subaccount (investment options within the Kemper Variable Series, formerly Investors Fund Series), AST Lord Abbett Growth and Income Subaccount, AST JanCap Growth Subaccount, AST T. Rowe Price International Equity Subaccount, AST T. Rowe Price Asset Allocation Subaccount, AST Janus Small-Cap Growth Subaccount, AST INVESCO Equity Income Subaccount, AST PIMCO Total Return Bond Subaccount, AST PIMCO Limited Maturity Bond Subaccount, AST Neuberger Berman Mid-Cap Growth Subaccount (investment options within the American Skandia Trust), Fidelity VIP Equity-Income Subaccount, Fidelity VIP High Income Subaccount (investment options within the Fidelity Variable Insurance Products Fund), Fidelity VIP II Contrafund Subaccount, Fidelity VIP II Index 500 Subaccount (investment options within the Fidelity Variable Insurance Products Fund II), Fidelity VIP III Growth Opportunities Subaccount (investment option within the Fidelity Variable Insurance Products Fund III), Scudder VLIF International Subaccount, and Scudder VLIF Growth and Income Subaccount (investment options within the Scudder Variable Life Investment Fund), thereof at December 31, 1999, and the results of their operations for the year then ended and the changes in their policy owners' equity for each of the two years then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of investments owned at December 31, 1999 provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Chicago, Illinois

February 24, 2000

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES AND POLICY OWNERS' EQUITY

DECEMBER 31, 1999
(IN THOUSANDS)

                                                                       KEMPER VARIABLE SERIES*
                                    ---------------------------------------------------------------------------------------------
                                      KEMPER                                                KEMPER                       KEMPER
                                      MONEY         KEMPER        KEMPER       KEMPER     GOVERNMENT      KEMPER       SMALL CAP
                                      MARKET     TOTAL RETURN   HIGH YIELD     GROWTH     SECURITIES   INTERNATIONAL     GROWTH
                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ----------   ------------   ----------   ----------   ----------   -------------   ----------
ASSETS
  Investments in underlying
    portfolio funds, at current
    value.........................    $1,937        3,468           973        4,128        4,307           378          2,174
  Dividends and other
    receivables...................         5        --            --               1        --            --             --
                                      ------        -----         -----        -----        -----           ---          -----
        Total assets..............     1,942        3,468           973        4,129        4,307           378          2,174
                                      ------        -----         -----        -----        -----           ---          -----
LIABILITIES AND POLICY OWNERS'
  EQUITY
  Liabilities:
    Mortality and expense risk
      charges.....................         1            3             1            3            3         --                 2
    Other payables................        10        --            --               2        --            --                 1
                                      ------        -----         -----        -----        -----           ---          -----
        Total liabilities.........        11            3             1            5            3         --                 3
                                      ------        -----         -----        -----        -----           ---          -----
  Policy owners' equity...........    $1,931        3,465           972        4,124        4,304           378          2,171
                                      ======        =====         =====        =====        =====           ===          =====
ANALYSIS OF POLICY OWNERS' EQUITY
  Excess (deficiency) of proceeds
    from units sold over payments
    for units redeemed............    $1,274          254           (55)         845        1,799           259          1,460
  Accumulated net investment
    income........................       657        1,998         1,015        1,377        2,046            31             43
  Accumulated net realized gain
    (loss) on sale of
    investments...................     --           1,012            25          981          578            (1)            25
  Unrealized appreciation
    (depreciation) of
    investments...................     --             201           (13)         921         (119)           89            643
                                      ------        -----         -----        -----        -----           ---          -----
  Policy owners' equity...........    $1,931        3,465           972        4,124        4,304           378          2,171
                                      ======        =====         =====        =====        =====           ===          =====

---------------

*  Formerly Investors Fund Series

See accompanying notes to financial statements.

                                              AMERICAN SKANDIA TRUST
     ---------------------------------------------------------------------------------------------------------
         AST                         AST             AST
     LORD ABBETT      AST       T. ROWE PRICE   T. ROWE PRICE         AST               AST            AST
     GROWTH AND      JANCAP     INTERNATIONAL       ASSET            JANUS            INVESCO      PIMCO TOTAL
       INCOME        GROWTH        EQUITY        ALLOCATION     SMALL-CAP GROWTH   EQUITY INCOME   RETURN BOND
     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
     -----------   ----------   -------------   -------------   ----------------   -------------   -----------
        1,040        7,307           574             471             1,521              699            117
        --               1         --              --                    7            --             --
        -----        -----           ---             ---             -----              ---            ---
        1,040        7,308           574             471             1,528              699            117
        -----        -----           ---             ---             -----              ---            ---
            1            5             1               1                 1            --             --
        --               4         --              --               --                    1          --
        -----        -----           ---             ---             -----              ---            ---
            1            9             1               1                 1                1          --
        -----        -----           ---             ---             -----              ---            ---
        1,039        7,299           573             470             1,527              698            117
        =====        =====           ===             ===             =====              ===            ===
          873        4,308           418             410               731              614            115
           46          101            17               4                 7               21              7
           13          110             6               7                16               11             (1)
          107        2,780           132              49               773               52             (4)
        -----        -----           ---             ---             -----              ---            ---
        1,039        7,299           573             470             1,527              698            117
        =====        =====           ===             ===             =====              ===            ===

          AMERICAN SKANDIA TRUST
     --------------------------------
          AST
     PIMCO LIMITED         AST
       MATURITY      NEUBERGER BERMAN
         BOND         MID-CAP GROWTH
      SUBACCOUNT        SUBACCOUNT
     -------------   ----------------
          41              1,550
       --                --
          --              -----
          41              1,550
          --              -----
       --                     1
       --                     1
          --              -----
       --                     2
          --              -----
          41              1,548
          ==              =====
          39                935
           2                 85
       --                     8
       --                   520
          --              -----
          41              1,548
          ==              =====

KILICO VARIABLE SEPARATE ACCOUNT

DECEMBER 31, 1999
(IN THOUSANDS)

                                    FIDELITY                  FIDELITY                FIDELITY
                               VARIABLE INSURANCE        VARIABLE INSURANCE      VARIABLE INSURANCE      SCUDDER VARIABLE LIFE
                                  PRODUCTS FUND           PRODUCTS FUND II       PRODUCTS FUND III          INVESTMENT FUND
                             -----------------------   -----------------------   ------------------   ---------------------------
                              FIDELITY     FIDELITY                  FIDELITY         FIDELITY                          SCUDDER
                                VIP          VIP        FIDELITY      VIP II          VIP III            SCUDDER         VLIF
                              EQUITY-        HIGH        VIP II       INDEX            GROWTH             VLIF        GROWTH AND
                               INCOME       INCOME     CONTRAFUND      500         OPPORTUNITIES      INTERNATIONAL     INCOME
                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT       SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
                             ----------   ----------   ----------   ----------   ------------------   -------------   -----------
ASSETS
  Investments in underlying
    portfolio funds, at
    current value..........     $126          14         1,013         876              396                93             69
  Dividends and other
    receivables............    --           --           --              1           --                 --              --
                                ----          --         -----         ---              ---                --             --
        Total assets.......      126          14         1,013         877              396                93             69
                                ----          --         -----         ---              ---                --             --
LIABILITIES AND POLICY
  OWNERS' EQUITY
  Liabilities:
    Mortality and expense
      risk charges.........    --           --               1           1           --                 --              --
    Other payables.........    --           --               4        --             --                 --              --
                                ----          --         -----         ---              ---                --             --
        Total
          liabilities......    --           --               5           1           --                 --              --
                                ----          --         -----         ---              ---                --             --
  Policy owners' equity....     $126          14         1,008         876              396                93             69
                                ====          ==         =====         ===              ===                ==             ==
ANALYSIS OF POLICY OWNERS'
  EQUITY
  Excess of proceeds from
    units sold over
    payments for units
    redeemed...............     $125          14           877         780              382                68             69
  Accumulated net
    investment income
    (loss).................    --           --              (1)         (2)          --                     2              1
  Accumulated net realized
    gain on sales of
    investments............        1        --               9           6                4                 1           --
  Unrealized appreciation
    (depreciation) of
    investments............    --           --             123          92               10                22             (1)
                                ----          --         -----         ---              ---                --             --
  Policy owners' equity....     $126          14         1,008         876              396                93             69
                                ====          ==         =====         ===              ===                ==             ==

---------------

See accompanying notes to financial statements.

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999
(IN THOUSANDS)

                                                                        KEMPER VARIABLE SERIES*
                                      -------------------------------------------------------------------------------------------
                                        KEMPER       KEMPER       KEMPER                    KEMPER                       KEMPER
                                        MONEY        TOTAL         HIGH        KEMPER     GOVERNMENT      KEMPER       SMALL CAP
                                        MARKET       RETURN       YIELD        GROWTH     SECURITIES   INTERNATIONAL     GROWTH
                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                      ----------   ----------   ----------   ----------   ----------   -------------   ----------
REVENUE
  Dividends and capital gains
    distributions...................     $63          326          125         --             219            30          --
EXPENSES
  Mortality and expense risk
    charges.........................      24           26           13            29           40             2            14
                                         ---          ---          ---         -----         ----           ---           ---
Net investment income (loss)........      39          300          112           (29)         179            28           (14)
                                         ---          ---          ---         -----         ----           ---           ---
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments..................    --            196          (41)          662        --               (1)           13
  Change in unrealized appreciation
    (depreciation) of investments...    --            (16)         (58)          521         (189)           86           550
                                         ---          ---          ---         -----         ----           ---           ---
Net realized and unrealized gain
  (loss) on investments.............    --            180          (99)        1,183         (189)           85           563
                                         ---          ---          ---         -----         ----           ---           ---
Net increase (decrease) in policy
  owners' equity resulting from
  operations........................     $39          480           13         1,154          (10)          113           549
                                         ===          ===          ===         =====         ====           ===           ===

---------------

 *  Formerly Investors Fund Series

See accompanying notes to financial statements.

KILICO VARIABLE SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 1999
(IN THOUSANDS)

                                                                    AMERICAN SKANDIA TRUST
                              ---------------------------------------------------------------------------------------------------
                                  AST                         AST             AST           AST
                              LORD ABBETT      AST       T. ROWE PRICE   T. ROWE PRICE     JANUS           AST            AST
                              GROWTH AND      JANCAP     INTERNATIONAL       ASSET       SMALL-CAP       INVESCO      PIMCO TOTAL
                                INCOME        GROWTH        EQUITY        ALLOCATION       GROWTH     EQUITY INCOME   RETURN BOND
                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                              -----------   ----------   -------------   -------------   ----------   -------------   -----------
REVENUE
  Dividends and capital
    gains distributions.....     $ 44           117            20              6              1            20              6
EXPENSES
  Mortality and expense risk
    charges.................        6            42             4              3           --               4              1
                                 ----         -----           ---             --            ---            --             --
Net investment income
  (loss)....................       38            75            16              3              1            16              5
                                 ----         -----           ---             --            ---            --             --
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss)
    on sales of
    investments.............        9            72             4              4             11             8             (1)
  Change in unrealized
    appreciation
    (depreciation) of
    investments.............       70         2,042           114             28            756            30             (5)
                                 ----         -----           ---             --            ---            --             --
Net realized and unrealized
  gain (loss) on
  investments...............       79         2,114           118             32            767            38             (6)
                                 ----         -----           ---             --            ---            --             --
Net increase (decrease) in
  policy owners' equity
  resulting from
  operations................     $117         2,189           134             35            768            54             (1)
                                 ====         =====           ===             ==            ===            ==             ==

---------------

See accompanying notes to financial statements.

                                                                                               FIDELITY
                                                                                               VARIABLE
                                                FIDELITY                  FIDELITY             INSURANCE
                                           VARIABLE INSURANCE        VARIABLE INSURANCE        PRODUCTS
           AMERICAN SKANDIA TRUST             PRODUCTS FUND           PRODUCTS FUND II         FUND III
      --------------------------------   -----------------------   -----------------------   -------------
           AST                            FIDELITY     FIDELITY                  FIDELITY      FIDELITY
      PIMCO LIMITED         AST             VIP          VIP        FIDELITY      VIP II        VIP III
        MATURITY      NEUBERGER BERMAN    EQUITY-        HIGH        VIP II       INDEX         GROWTH
          BOND         MID-CAP GROWTH      INCOME       INCOME     CONTRAFUND      500       OPPORTUNITIES
       SUBACCOUNT        SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
      -------------   ----------------   ----------   ----------   ----------   ----------   -------------
            2                60              1         --               5            2             2
            1                10              1         --               6            4             2
            --              ---              --           --          ---           --            --
            1                50           --           --              (1)          (2)        --
            --              ---              --           --          ---           --            --
        --                    1              1         --               9            6             4
        --                  461           --           --             114           87             6
            --              ---              --           --          ---           --            --
        --                  462              1         --             123           93            10
            --              ---              --           --          ---           --            --
            1               512              1         --             122           91            10
            ==              ===              ==           ==          ===           ==            ==


        SCUDDER VARIABLE LIFE
           INVESTMENT FUND
      --------------------------
                       SCUDDER
         SCUDDER         VLIF
          VLIF        GROWTH AND
      INTERNATIONAL     INCOME
       SUBACCOUNT     SUBACCOUNT
      -------------   ----------
             3             2
             1             1
           ---            --
             2             1
           ---            --
             1          --
            22            (1)
           ---            --
            23            (1)
           ---            --
            25          --
           ===            ==

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN POLICY OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 1999
(IN THOUSANDS)

                                                                        KEMPER VARIABLE SERIES*
                                      -------------------------------------------------------------------------------------------
                                        KEMPER       KEMPER       KEMPER                    KEMPER                       KEMPER
                                        MONEY        TOTAL         HIGH        KEMPER     GOVERNMENT      KEMPER       SMALL CAP
                                        MARKET       RETURN       YIELD        GROWTH     SECURITIES   INTERNATIONAL     GROWTH
                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                      ----------   ----------   ----------   ----------   ----------   -------------   ----------
OPERATIONS
 Net investment income (loss)........  $    39         300          112          (29)         179            28            (14)
 Net realized gain (loss) on sales of
   investments.......................    --            196          (41)         662        --               (1)            13
 Change in unrealized appreciation
   (depreciation) of investments.....    --            (16)         (58)         521         (189)           86            550
                                       -------       -----        -----        -----        -----           ---          -----
   Net increase (decrease) in policy
     owners' equity resulting from
     operations......................       39         480           13        1,154          (10)          113            549
                                       -------       -----        -----        -----        -----           ---          -----
ACCOUNT UNIT TRANSACTIONS
 Proceeds from units sold............    5,456          97          121          506           33           144            988
 Net transfers (to) from affiliate
   and subaccounts...................   (1,180)       (358)        (341)        (568)         (44)        --               (60)
 Payments for units redeemed.........   (3,350)       (433)        (153)        (439)         (68)          (55)          (388)
                                       -------       -----        -----        -----        -----           ---          -----
   Net increase (decrease) in policy
     owners' equity from account unit
     transactions....................      926        (694)        (373)        (501)         (79)           89            540
                                       -------       -----        -----        -----        -----           ---          -----
Total increase (decrease) in policy
 owners' equity......................      965        (214)        (360)         653          (89)          202          1,089
POLICY OWNERS' EQUITY
 Beginning of year...................      966       3,679        1,332        3,471        4,393           176          1,082
                                       -------       -----        -----        -----        -----           ---          -----
 End of year.........................  $ 1,931       3,465          972        4,124        4,304           378          2,171
                                       =======       =====        =====        =====        =====           ===          =====

---------------

*  Formerly Investors Fund Series

See accompanying notes to financial statements.

                                                      AMERICAN SKANDIA TRUST
-----------------------------------------------------------------------------------------------------------------------------------
    AST                         AST             AST           AST          AST                          AST              AST
LORD ABBETT      AST       T. ROWE PRICE   T. ROWE PRICE     JANUS       INVESCO         AST       PIMCO LIMITED   NEUBERGER BERMAN
GROWTH AND      JANCAP     INTERNATIONAL       ASSET       SMALL-CAP      EQUITY     PIMCO TOTAL     MATURITY          MID-CAP
  INCOME        GROWTH        EQUITY        ALLOCATION       GROWTH       INCOME     RETURN BOND       BOND             GROWTH
SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
-----------   ----------   -------------   -------------   ----------   ----------   -----------   -------------   ----------------
      38            75           16               3              1           16            5             1                 50

       9            72            4               4             11            8           (1)        --                     1
      70         2,042          114              28            756           30           (5)        --                   461
   -----        ------         ----             ---          -----         ----          ---            --              -----

     117         2,189          134              35            768           54           (1)            1                512
   -----        ------         ----             ---          -----         ----          ---            --              -----
     530         2,421          246             242            297          377           67            27                549

     (22)        1,070          (32)             44            189           17           11            (2)               (12)
    (219)       (1,034)        (108)            (98)          (153)        (149)         (28)           (8)              (227)
   -----        ------         ----             ---          -----         ----          ---            --              -----
     289         2,457          106             188            333          245           50            17                310
   -----        ------         ----             ---          -----         ----          ---            --              -----

     406         4,646          240             223          1,101          299           49            18                822
     633         2,653          333             247            426          399           68            23                726
   -----        ------         ----             ---          -----         ----          ---            --              -----
   1,039         7,299          573             470          1,527          698          117            41              1,548
   =====        ======         ====             ===          =====         ====          ===            ==              =====

KILICO VARIABLE SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 1999
(IN THOUSANDS)

                                                                                         FIDELITY
                                                                                         VARIABLE
                                          FIDELITY                  FIDELITY             INSURANCE
                                     VARIABLE INSURANCE        VARIABLE INSURANCE        PRODUCTS        SCUDDER VARIABLE LIFE
                                        PRODUCTS FUND           PRODUCTS FUND II         FUND III           INVESTMENT FUND
                                   -----------------------   -----------------------   -------------   --------------------------
                                    FIDELITY     FIDELITY                  FIDELITY      FIDELITY                       SCUDDER
                                      VIP          VIP        FIDELITY      VIP II        VIP III         SCUDDER         VLIF
                                    EQUITY-        HIGH        VIP II       INDEX         GROWTH           VLIF        GROWTH AND
                                     INCOME       INCOME     CONTRAFUND      500       OPPORTUNITIES   INTERNATIONAL     INCOME
                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                   ----------   ----------   ----------   ----------   -------------   -------------   ----------
OPERATIONS
  Net investment income (loss)...    $--          --              (1)          (2)        --                  2             1
  Net realized gain on sales of
    investments..................        1        --               9            6             4               1          --
  Change in unrealized
    appreciation (depreciation)
    of investments...............    --           --             114           87             6              22            (1)
                                     -----          --         -----         ----           ---             ---           ---
    Net increase in policy
      owners'
      equity resulting from
      operations.................        1        --             122           91            10              25          --
                                     -----          --         -----         ----           ---             ---           ---
ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold.......       81          11           498          495           261              44            55
  Net transfers from affiliate
    and subaccounts..............       48           5           440          344           139              29            26
  Payments for units redeemed....      (23)         (4)         (132)        (135)          (65)            (13)          (18)
                                     -----          --         -----         ----           ---             ---           ---
    Net increase in policy
      owners' equity from account
      unit transactions..........      106          12           806          704           335              60            63
                                     -----          --         -----         ----           ---             ---           ---
Total increase in policy owners'
  equity.........................      107          12           928          795           345              85            63
POLICY OWNERS' EQUITY
  Beginning of year..............       19           2            80           81            51               8             6
                                     -----          --         -----         ----           ---             ---           ---
  End of year....................    $ 126          14         1,008          876           396              93            69
                                     =====          ==         =====         ====           ===             ===           ===

---------------

See accompanying notes to financial statements.

                      (This page intentionally left blank)

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN POLICY OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 1998
(IN THOUSANDS)


                                                                        KEMPER VARIABLE SERIES*
                                      -------------------------------------------------------------------------------------------
                                        KEMPER       KEMPER       KEMPER                    KEMPER                       KEMPER
                                        MONEY        TOTAL         HIGH        KEMPER     GOVERNMENT      KEMPER       SMALL CAP
                                        MARKET       RETURN       YIELD        GROWTH     SECURITIES   INTERNATIONAL     GROWTH
                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                      ----------   ----------   ----------   ----------   ----------   -------------   ----------
OPERATIONS
  Net investment income.............   $    66         489           71          431          232             3             55
  Net realized gain (loss) on sales
    of investments..................     --            (67)         (42)        (288)         284         --                12
  Change in unrealized appreciation
    (depreciation) of investments...     --             (1)         (10)         234         (253)            4             75
                                       -------       -----        -----        -----        -----           ---          -----
    Net increase in policy owners'
      equity resulting from
      operations....................        66         421           19          377          263             7            142
                                       -------       -----        -----        -----        -----           ---          -----
ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold..........     5,791          63           86          393           32           110            590

  Net transfers (to) from affiliate
    and subaccounts.................    (2,163)        638         (502)         421         (399)           50            318
  Payments for units redeemed.......    (3,694)       (479)        (205)        (461)        (200)          (39)          (192)
                                       -------       -----        -----        -----        -----           ---          -----
    Net increase (decrease) in
      policy owners' equity from
      account unit transactions.....       (66)        222         (621)         353         (567)          121            716
                                       -------       -----        -----        -----        -----           ---          -----
Total increase (decrease) in policy
  owners' equity....................     --            643         (602)         730         (304)          128            858
POLICY OWNERS' EQUITY
  Beginning of period...............       966       3,036        1,934        2,741        4,697            48            224
                                       -------       -----        -----        -----        -----           ---          -----
  End of period.....................   $   966       3,679        1,332        3,471        4,393           176          1,082
                                       =======       =====        =====        =====        =====           ===          =====

---------------
* Formerly Investors Fund Series

See accompanying notes to financial statements.

                                                      AMERICAN SKANDIA TRUST
-----------------------------------------------------------------------------------------------------------------------------------
    AST                         AST             AST           AST          AST                          AST              AST
LORD ABBETT      AST       T. ROWE PRICE   T. ROWE PRICE     JANUS       INVESCO         AST       PIMCO LIMITED   NEUBERGER BERMAN
GROWTH AND      JANCAP     INTERNATIONAL       ASSET       SMALL-CAP      EQUITY     PIMCO TOTAL     MATURITY          MID-CAP
  INCOME        GROWTH        EQUITY        ALLOCATION       GROWTH       INCOME     RETURN BOND       BOND             GROWTH
SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
-----------   ----------   -------------   -------------   ----------   ----------   -----------   -------------   ----------------
      8            26             2               1             6            5             2             1                 36
      4            38             2               3             5            3         --            --                     7
     34           718            21              19            13           20             1         --                    54
   ----         -----           ---             ---           ---          ---           ---            --               ----
     46           782            25              23            24           28             3             1                 97
   ----         -----           ---             ---           ---          ---           ---            --               ----
    373         1,148           215             133           256          240            36            11                404

    247           615            77              91            95          139            24             7                159
   (145)         (419)          (80)            (58)          (84)         (80)          (12)           (4)              (135)
   ----         -----           ---             ---           ---          ---           ---            --               ----
    475         1,344           212             166           267          299            48            14                428
   ----         -----           ---             ---           ---          ---           ---            --               ----
    521         2,126           237             189           291          327            51            15                525
    112           527            96              58           135           72            17             8                201
   ----         -----           ---             ---           ---          ---           ---            --               ----
    633         2,653           333             247           426          399            68            23                726
   ====         =====           ===             ===           ===          ===           ===            ==               ====

KILICO VARIABLE SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 1998
(IN THOUSANDS)

                                                                                                    FIDELITY
                                                                                                    VARIABLE
                                            FIDELITY                        FIDELITY                INSURANCE
                                       VARIABLE INSURANCE              VARIABLE INSURANCE           PRODUCTS
                                          PRODUCTS FUND                 PRODUCTS FUND II            FUND III
                                  -----------------------------   -----------------------------   -------------
                                    FIDELITY        FIDELITY                        FIDELITY        FIDELITY
                                       VIP             VIP          FIDELITY         VIP II          VIP III
                                     EQUITY-          HIGH           VIP II           INDEX          GROWTH
                                     INCOME          INCOME        CONTRAFUND          500        OPPORTUNITIES
                                  SUBACCOUNT(A)   SUBACCOUNT(A)   SUBACCOUNT(A)   SUBACCOUNT(A)   SUBACCOUNT(A)
                                  -------------   -------------   -------------   -------------   -------------
OPERATIONS
  Net investment income.........      $ --             --              --              --              --
  Net realized gain on sales of
    investments.................        --             --              --              --              --
  Change in unrealized
    appreciation of
    investments.................        --             --               9               5               4
                                      ----             --              --              --              --
    Net increase in policy
      owners' equity resulting
      from operations...........        --             --               9               5               4
                                      ----             --              --              --              --
ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold......        11             --              25              36              22

  Net transfers from affiliate
    and subaccounts.............        10              2              52              45              28
  Payments for units redeemed...        (2)            --              (6)             (5)             (3)
                                      ----             --              --              --              --
    Net increase in policy
      owners' equity from
      account unit
      transactions..............        19              2              71              76              47
                                      ----             --              --              --              --
Total increase in policy owners'
  equity........................        19              2              80              81              51
POLICY OWNERS' EQUITY
  Beginning of period...........        --             --              --              --              --
                                      ----             --              --              --              --
  End of period.................      $ 19              2              80              81              51
                                      ====             ==              ==              ==              ==


                                      SCUDDER VARIABLE LIFE
                                         INVESTMENT FUND
                                  -----------------------------
                                                     SCUDDER
                                     SCUDDER          VLIF
                                      VLIF         GROWTH AND
                                  INTERNATIONAL      INCOME
                                  SUBACCOUNT(A)   SUBACCOUNT(A)
                                  -------------   -------------
OPERATIONS
  Net investment income.........       --              --
  Net realized gain on sales of
    investments.................       --              --
  Change in unrealized
    appreciation of
    investments.................       --              --
                                       --              --
    Net increase in policy
      owners' equity resulting
      from operations...........       --              --
                                       --              --
ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold......        2               4
  Net transfers from affiliate
    and subaccounts.............        7               4
  Payments for units redeemed...       (1)             (2)
                                       --              --
    Net increase in policy
      owners' equity from
      account unit
      transactions..............        8               6
                                       --              --
Total increase in policy owners'
  equity........................        8               6
POLICY OWNERS' EQUITY
  Beginning of period...........       --              --
                                       --              --
  End of period.................        8               6
                                       ==              ==

---------------
(a) For the period June 15, 1998 (commencement of operations) to December 31, 1998.

See accompanying notes to financial statements.

KILICO VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(1) GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     KILICO Variable Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is an indirect, wholly-owned subsidiary of Zurich Financial Services ("ZFS"). ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG is listed on the Swiss Market Index (SMI). Allied Zurich p.l.c. is included in the FTSE-100 share Index in London.

     The Separate Account is used to fund policies ("Policy") for the Kemper Select variable universal life policies ("Kemper Select"), the Power V flexible premium variable universal life policies ("Power V"), the Farmers Variable Universal Life I flexible premium variable life policies ("Farmers Variable Universal Life I") and the Kemper Destinations Life modified single premium variable universal life policies ("Kemper Destinations Life"). The Separate Account is divided into fifty-eight subaccount options available to Policy Owners depending upon their respective Policy. The Kemper Select policies have five subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series (formerly Investors Fund Series), an open-end diversified management investment company. The Power V policies have twenty-three subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series, the American Skandia Trust, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III and the Scudder Variable Life Investment Fund (Class B Shares), all of which are open-end diversified management investment companies. The Farmers Variable Universal Life I policies have twelve subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Templeton Variable Products Series Fund (Class 2 Shares) and the Scudder Variable Life Investment Fund (Class A Shares), all of which are open-end diversified management investment companies. The Kemper Destinations Life policies have thirty-seven subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series, the Scudder Variable Life Investment Fund (Class A Shares), The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Investment Portfolios and the Warburg Pincus Trust, all of which are open-end diversified management investment companies.

ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

SECURITY VALUATION

     The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1999.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are generally accounted for on the trade date (date when KILICO accepts risks of providing insurance coverage to the insured). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are generally reported on a first in, first out (FIFO) cost basis.

ACCUMULATION UNIT VALUATION

     On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Central time) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the policy and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

(2) SUMMARY OF INVESTMENTS

     Investments as of December 31, 1999 do not include any amounts attributable to Kemper Destinations Life policies because sales had not commenced prior to December 31, 1999.

     Investments, at cost, at December 31, 1999, are as follows (in thousands, differences are due to rounding):

                                                              SHARES
                                                              OWNED        COST
                                                              ------      -------
KEMPER VARIABLE SERIES:
Kemper Money Market Subaccount..............................  1,937       $ 1,937
Kemper Total Return Subaccount..............................  1,203         3,267
Kemper High Yield Subaccount................................    849           986
Kemper Growth Subaccount....................................  1,018         3,207
Kemper Government Securities Subaccount.....................  3,724         4,426
Kemper International Subaccount.............................    176           289
Kemper Small Cap Growth Subaccount..........................    819         1,531
AMERICAN SKANDIA TRUST:
AST Lord Abbett Growth and Income Subaccount................     44           933
AST JanCap Growth Subaccount................................    132         4,527
AST T. Rowe Price International Equity Subaccount...........     34           442
AST T. Rowe Price Asset Allocation Subaccount...............     25           422
AST Janus Small-Cap Growth Subaccount.......................     36           748
AST INVESCO Equity Income Subaccount........................     38           647
AST PIMCO Total Return Bond Subaccount......................     11           121
AST PIMCO Limited Maturity Bond Subaccount..................      4            41
AST Neuberger Berman Mid-Cap Growth Subaccount..............     64         1,030
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity-Income Subaccount.......................      5           126
Fidelity VIP High Income Subaccount.........................      1            14
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Contrafund Subaccount.......................     35           890
Fidelity VIP II Index 500 Subaccount........................      5           784
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III:
Fidelity VIP III Growth Opportunities Subaccount............     17           386
SCUDDER VARIABLE LIFE INVESTMENT FUND:
Scudder VLIF International Subaccount.......................      5            71
Scudder VLIF Growth and Income Subaccount...................      6            70
                                                                          -------
     TOTAL INVESTMENTS AT COST..............................              $26,895
                                                                          =======

A description of the underlying investments are summarized below.

KEMPER VARIABLE SERIES

     KEMPER MONEY MARKET SUBACCOUNT: This subaccount invests in the Kemper Money Market Portfolio of the Kemper Variable Series. The Portfolio seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments. The Portfolio seeks to maintain a net asset value of $1.00 per share but there can be no assurance that the Portfolio will be able to do so.

     KEMPER TOTAL RETURN SUBACCOUNT: This subaccount invests in the Kemper Total Return Portfolio of the Kemper Variable Series. The Portfolio seeks a high total return, a combination of income and capital appreciation, consistent with reasonable risk.

     KEMPER HIGH YIELD SUBACCOUNT: This subaccount invests in the Kemper High Yield Portfolio of the Kemper Variable Series. The Portfolio seeks to provide a high level of current income.

     KEMPER GROWTH SUBACCOUNT: This subaccount invests in the Kemper Growth Portfolio of the Kemper Variable Series. The Portfolio seeks maximum appreciation of capital.

     KEMPER GOVERNMENT SECURITIES SUBACCOUNT: This subaccount invests in the Kemper Government Securities Portfolio of the Kemper Variable Series. The Portfolio seeks high current return consistent with preservation of capital.

     KEMPER INTERNATIONAL SUBACCOUNT: This subaccount invests in the Kemper International Portfolio of the Kemper Variable Series. The Portfolio seeks total return, a combination of capital growth and income.

     KEMPER SMALL CAP GROWTH SUBACCOUNT: This subaccount invests in the Kemper Small Cap Growth Portfolio of the Kemper Variable Series. The Portfolio seeks maximum appreciation of investors' capital.

AMERICAN SKANDIA TRUST

     AST LORD ABBETT GROWTH AND INCOME SUBACCOUNT: This subaccount invests in the AST Lord Abbett Growth and Income Portfolio of the American Skandia Trust. The Portfolio seeks long-term growth of capital and income while attempting to avoid excessive fluctuations in market value by investing in common stocks of seasoned companies which are expected to show above-average growth.

     AST JANCAP GROWTH SUBACCOUNT: This subaccount invests in the AST JanCap Growth Portfolio of the American Skandia Trust. The Portfolio seeks growth of capital in a manner consistent with preservation of capital by emphasizing investments in common stocks.

     AST T. ROWE PRICE INTERNATIONAL EQUITY SUBACCOUNT: This subaccount invests in the AST T. Rowe Price International Equity Portfolio of the American Skandia Trust. The Portfolio seeks total return on its assets from long-term growth of capital and income principally through investment primarily in common stocks of established, non-U.S. companies.

     AST T. ROWE PRICE ASSET ALLOCATION SUBACCOUNT: This subaccount invests in the AST T. Rowe Price Asset Allocation Portfolio of the American Skandia Trust. The Portfolio seeks a high level of total return by investing primarily in a diversified group of fixed income and equity securities.

     AST JANUS SMALL-CAP GROWTH SUBACCOUNT: This subaccount invests in the AST Janus Small-Cap Growth Portfolio of the American Skandia Trust. The Portfolio seeks capital growth through investment primarily in common stocks of U.S. companies with market capitalizations of less than $1.5 billion or annual gross revenues of less than $500 million.

     AST INVESCO EQUITY INCOME SUBACCOUNT: This subaccount invests in the AST INVESCO Equity Income Portfolio of the American Skandia Trust. The Portfolio seeks high current income while following sound investment practices, with capital growth potential as an additional but secondary consideration. The Portfolio invests primarily in dividend-paying, marketable common stocks of domestic and foreign issuers.

     AST PIMCO TOTAL RETURN BOND SUBACCOUNT: This subaccount invests in the AST PIMCO Total Return Bond Portfolio of the American Skandia Trust. The Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management by investing primarily in fixed income securities of various maturities.

     AST PIMCO LIMITED MATURITY BOND SUBACCOUNT: This subaccount invests in the AST PIMCO Limited Maturity Bond Portfolio of the American Skandia Trust. The Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management by investing primarily in fixed income securities of various maturities.

     AST NEUBERGER BERMAN MID-CAP GROWTH SUBACCOUNT: This subaccount invests in the AST Neuberger Berman Mid-Cap Growth Portfolio of the American Skandia Trust. The Portfolio seeks capital growth by investing in the common stocks of companies with market capitalizations from $300 million to $10 billion.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     FIDELITY VIP EQUITY-INCOME SUBACCOUNT: This subaccount invests in the Fidelity VIP Equity-Income Portfolio of the Fidelity Variable Insurance Products Fund. The Portfolio seeks reasonable income.

     FIDELITY VIP HIGH INCOME SUBACCOUNT: This subaccount invests in the Fidelity VIP High Income Portfolio of the Fidelity Variable Insurance Products Fund. The Portfolio seeks a high level of current income while also considering growth of capital.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

     FIDELITY VIP II CONTRAFUND SUBACCOUNT: This subaccount invests in the Fidelity VIP II Contrafund Portfolio of the Fidelity Variable Insurance Products Fund II. The Portfolio seeks long-term capital appreciation.

     FIDELITY VIP II INDEX 500 SUBACCOUNT: This subaccount invests in the Fidelity VIP II Index 500 Portfolio of the Fidelity Variable Insurance Products Fund II. The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

     FIDELITY VIP III GROWTH OPPORTUNITIES SUBACCOUNT: This subaccount invests in the Fidelity VIP III Growth Opportunities Portfolio of the Fidelity Variable Insurance Products Fund III. The Portfolio seeks to provide capital growth.

SCUDDER VARIABLE LIFE INVESTMENT FUND

     SCUDDER VLIF INTERNATIONAL SUBACCOUNT: This subaccount invests in the Scudder VLIF International Portfolio (Class B Shares) of the Scudder Variable Life Investment Fund. The Portfolio seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.

     SCUDDER VLIF GROWTH AND INCOME SUBACCOUNT: This subaccount invests in the Scudder VLIF Growth and Income Portfolio (Class B Shares) of the Scudder Variable Life Investment Fund. The Portfolio seeks long-term growth of capital, current income and growth of income from a portfolio consisting primarily of common stocks and securities convertible into common stocks.

(3) TRANSACTIONS WITH AFFILIATES

     KILICO provides a death benefit payment upon the death of the Policy Owner under the terms of the death benefit option selected by the Policy Owner as further described in the Policy. KILICO assesses a monthly charge to the subaccounts for the cost of providing this insurance protection to the Policy Owner. These cost of insurance charges vary with the issue age, sex and rate class of the Policy Owner, and are allocated among the subaccounts in the proportion of each subaccount to the Separate Account value. Cost of insurance charges totaled $101,356, $2,874,754 and $32,068 for the Kemper Select, Power V and Farmers Variable Universal Life I policies, respectively, for the year ended December 31, 1999. Additionally, KILICO assesses a daily charge to the subaccounts for mortality and expense risk assumed by KILICO at an annual rate of 0.90% of assets.

     Proceeds payable on the surrender of a Policy are reduced by the amount of any applicable contingent deferred sales charge.

     A state and local premium tax charge of 2.5% is deducted from each premium payment under the Power V and Farmers Variable Universal Life I policies prior to allocation of the net premium. This charge is to reimburse KILICO for the payment of state premium taxes. KILICO expects to pay an average state premium tax rate of approximately 2.5% but the actual premium tax attributable to a Policy may be more or less. Under Section 848 of the Internal Revenue Code (the "Code"), the receipt of premium income by a life insurance company requires the deferral of a portion of the acquisition cost over a maximum of a 120 month period. The effect of Section 848 for KILICO is an acceleration of income recognition over a deferral of the associated deductions for tax purposes; this is referred to as deferred acquisition cost or, the "DAC tax". As compensation for this accelerated liability, a DAC tax charge of 1.00% of each premium dollar is deducted from the premium by KILICO under the Power V and Farmers Variable Universal Life I policies before investment of a Policy Owner's funds into the Separate Account. Under the Kemper Destinations Life policies, for the first ten policy years, a tax charge equal to an annual rate of 0.40% of the average monthly cash value is assessed against the Policy. The tax charge covers a portion of KILICO's state premium tax expense and a certain Federal income tax liability incurred as a result of the receipt of premium.

     Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan under the Power V and Farmers Variable Universal Life I policies is $500 and is limited to 90% of the surrender value, less applicable surrender charges. The minimum amount of the loan under the Kemper Destinations Life policies is $1,000 and is limited to 90% of the surrender value, less applicable surrender charges. Interest is assessed against a policy loan under the terms of the Policy. Policy loans are carried in KILICO's general account.

     Scudder Kemper Investments, Inc., an affiliated company, is the investment manager of the Kemper Variable Series and the Scudder Variable Life Investment Fund. Investors Brokerage Services, Inc., a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

     American Skandia Investment Services, Incorporated is the investment manager of the American Skandia Trust. Fidelity Management & Research Company is the investment manager of the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, and the Fidelity Variable Insurance Products Fund III. Neither of these entities are affiliated with KILICO.

(4) NET TRANSFERS (TO) FROM AFFILIATE OR SUBACCOUNTS

     Net transfers (to) from affiliate or subaccounts include transfers of all or part of the Policy Owner's interest to or from another eligible subaccount or to the general account of KILICO.

(5) POLICY OWNERS' EQUITY

     Policy Owners' equity as of December 31, 1999 does not include any amounts attributable to Kemper Destinations Life policies because sales had not commenced prior to December 31, 1999.

     Policy Owners' equity at December 31, 1999, is as follows (in thousands, except unit value; differences are due to rounding):

                                                                NUMBER               POLICY
                                                                  OF       UNIT      OWNERS'
                                                                UNITS      VALUE     EQUITY
                                                                ------     -----     -------
                   KEMPER SELECT POLICIES
KEMPER VARIABLE SERIES:
Kemper Money Market Subaccount..............................      820     $ 1.771    $ 1,454
Kemper Total Return Subaccount..............................    1,012       3.231      3,270
Kemper High Yield Subaccount................................      312       2.490        776
Kemper Growth Subaccount....................................      565       5.199      2,939
Kemper Government Securities Subaccount.....................    2,002       2.131      4,267
                                                                                     -------
     TOTAL KEMPER SELECT POLICY OWNERS' EQUITY..............                         $12,706
                                                                                     =======

                      POWER V POLICIES
KEMPER VARIABLE SERIES:
Kemper Money Market Subaccount..............................      418     $ 1.141    $   477
Kemper Total Return Subaccount..............................       45       4.337        195
Kemper High Yield Subaccount................................      135       1.439        194
Kemper Growth Subaccount....................................      189       6.271      1,185
Kemper Government Securities Subaccount.....................       26       1.377         36
Kemper International Subaccount.............................      142       2.666        378
Kemper Small Cap Growth Subaccount..........................      623       3.481      2,169

                                                                NUMBER               POLICY
                                                                  OF       UNIT      OWNERS'
                                                                UNITS      VALUE     EQUITY
                                                                ------     -----     -------
              <->POWER V POLICIES (CONTINUED)
AMERICAN SKANDIA TRUST:
AST Lord Abbett Growth and Income Subaccount................       39     $26.986    $ 1,039
AST JanCap Growth Subaccount................................      119      61.244      7,299
AST T. Rowe Price International Equity Subaccount...........       32      17.880        573
AST T. Rowe Price Asset Allocation Subaccount...............       24      19.920        470
AST Janus Small-Cap Growth Subaccount.......................       35      43.586      1,527
AST INVESCO Equity Income Subaccount........................       33      21.224        698
AST PIMCO Total Return Bond Subaccount......................        9      12.836        117
AST PIMCO Limited Maturity Bond Subaccount..................        3      12.331         41
AST Neuberger Berman Mid-Cap Growth Subaccount..............       52      29.786      1,548
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity-Income Subaccount.......................        5      26.657        126
Fidelity VIP High Income Subaccount.........................        1      12.299         14
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Contrafund Subaccount.......................       34      29.951      1,008
Fidelity VIP II Index 500 Subaccount........................        5     167.882        876
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III:
Fidelity VIP III Growth Opportunities Subaccount............       17      23.530        396
SCUDDER VARIABLE LIFE INVESTMENT FUND:
Scudder VLIF International Subaccount.......................        4      22.057         91
Scudder VLIF Growth and Income Subaccount...................        5      11.818         56
                                                                                     -------
     TOTAL POWER V POLICY OWNERS' EQUITY....................                         $20,513
                                                                                     =======

         FARMERS VARIABLE UNIVERSAL LIFE I POLICIES
KEMPER VARIABLE SERIES :
Kemper High Yield Subaccount................................        2     $ 1.245    $     2
Kemper Government Securities Subaccount.....................        1       1.208          1
Kemper Small Cap Growth Subaccount..........................        1       2.635          2
SCUDDER VARIABLE LIFE INVESTMENT FUND:
Scudder VLIF International Subaccount.......................        0      22.335          2
Scudder VLIF Growth and Income Subaccount...................        1      11.746         13
                                                                                     -------
     TOTAL FARMERS VARIABLE UNIVERSAL LIFE I POLICY OWNERS'
      EQUITY................................................                         $    20
                                                                                     =======

(6) SUBSEQUENT EVENT

     As of February 1, 2000, Zurich Kemper LifeINVESTOR flexible premium variable universal life policies ("Zurich Kemper LifeINVESTOR") was made available in the Separate Account. Zurich Kemper LifeINVESTOR policies have thirty-one subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Life & Annuity Index Fund d/b/a Dreyfus Stock Index Fund, the Dreyfus Variable Investment Fund, the Templeton Variable Products Series Fund (Class 2 shares), the Fidelity Variable Insurance Products Fund (Initial Class), the Janus Aspen Series, the Scudder Variable Life Investment Fund (Class A Shares), and the Kemper Variable Series, all of which are open-end diversified management investment companies.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors and Stockholder of
Kemper Investors Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, comprehensive income, stockholder's equity and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and subsidiaries (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

                           PricewaterhouseCoopers LLP
Chicago, Illinois
March 17, 2000

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                       (in thousands, except share data)

                                                              DECEMBER 31   DECEMBER 31
                                                                 1999          1998
                                                              -----------   -----------
ASSETS
Fixed maturities, available for sale, at fair value
  (amortized cost: December 31, 1999, $3,397,188, December
  31, 1998, $3,421,535).....................................  $3,276,017    $ 3,482,820
Trading account securities at fair value (amortized cost:
  December 31, 1998, $99,095)...............................      --            101,781
Equity securities (cost: December 31, 1999, $65,235;
  December 31, 1998, $66,776)...............................      61,592         66,854
Short-term investments......................................      42,391         58,334
Joint venture mortgage loans................................      67,242         65,806
Third-party mortgage loans..................................      63,875         76,520
Other real estate-related investments.......................      20,506         22,049
Policy loans................................................     261,788        271,540
Other invested assets.......................................      25,621         23,645
                                                              -----------   -----------
          Total investments.................................   3,819,032      4,169,349
Cash........................................................      12,015         13,486
Accrued investment income...................................     127,219        124,213
Goodwill....................................................     203,907        216,651
Value of business acquired..................................     119,160        118,850
Deferred insurance acquisition costs........................     159,667         91,543
Deferred income taxes.......................................      93,502         35,059
Reinsurance recoverable.....................................     309,696        344,837
Receivable on sales of securities...........................       3,500          3,500
Other assets and receivables................................      29,950         23,029
Assets held in separate accounts............................   9,778,068      7,099,204
                                                              -----------   -----------
          Total assets......................................  $14,655,716   $12,239,721
                                                              ===========   ===========
LIABILITIES
Future policy benefits......................................  $3,718,833    $ 3,906,391
Other policyholder benefits and funds payable...............     457,328        318,369
Other accounts payable and liabilities......................      71,482         61,898
Liabilities related to separate accounts....................   9,778,068      7,099,204
                                                              -----------   -----------
          Total liabilities.................................  14,025,711     11,385,862
                                                              -----------   -----------
Commitments and contingent liabilities
STOCKHOLDER'S EQUITY
Capital stock--$10 par value, authorized 300,000 shares;
  outstanding 250,000 shares................................       2,500          2,500
Additional paid-in capital..................................     804,347        804,347
Accumulated other comprehensive income (loss)...............    (120,819)        32,975
Retained earnings (deficit).................................     (56,023)        14,037
                                                              -----------   -----------
          Total stockholder's equity........................     630,005        853,859
                                                              -----------   -----------
          Total liabilities and stockholder's equity........  $14,655,716   $12,239,721
                                                              ===========   ===========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                 (in thousands)

                                                                   YEAR ENDED DECEMBER 31
                                                              --------------------------------
                                                                1999         1998       1997
                                                              --------     --------   --------
REVENUE
Net investment income.......................................  $264,640     $273,512   $296,195
Realized investment gains (losses)..........................    (9,549)      51,868     10,546
Premium income..............................................    21,990       22,346     22,239
Separate account fees and charges...........................    74,715       61,982     85,413
Other income................................................    11,623       10,031     11,087
                                                              --------     --------   --------
          Total revenue.....................................   363,419      419,739    425,480
                                                              --------     --------   --------
BENEFIT AND EXPENSES
Interest credited to policyholders..........................   162,243      176,906    199,782
Claims incurred and other policyholder benefits.............    18,185       28,029     28,372
Taxes, licenses and fees....................................    30,234       30,292     52,608
Commissions.................................................    67,555       39,046     32,602
Operating expenses..........................................    45,989       44,575     36,837
Deferral of insurance acquisition costs.....................   (69,814)     (46,565)   (38,177)
Amortization of insurance acquisition costs.................     5,524       12,082      3,204
Amortization of value of business acquired..................    12,955       17,677     24,948
Amortization of goodwill....................................    12,744       12,744     15,295
                                                              --------     --------   --------
          Total benefits and expenses.......................   285,615      314,786    355,471
                                                              --------     --------   --------
Income before income tax expense............................    77,804      104,953     70,009
Income tax expense..........................................    32,864       39,804     31,292
                                                              --------     --------   --------
          Net income........................................  $ 44,940     $ 65,149   $ 38,717
                                                              ========     ========   ========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                     YEAR ENDED DECEMBER 31
                                                                ---------------------------------
                                                                  1999         1998        1997
                                                                ---------    --------    --------
NET INCOME..................................................    $  44,940    $ 65,149    $ 38,717
                                                                ---------    --------    --------
OTHER COMPREHENSIVE INCOME (LOSS), BEFORE TAX:
  Unrealized holding gains (losses) on investments arising
     during period:
     Unrealized holding gains (losses) on investments.......     (180,267)     25,372      60,802
     Adjustment to value of business acquired...............       12,811      (9,332)    (28,562)
     Adjustment to deferred insurance acquisition costs.....        5,726      (2,862)     (2,680)
                                                                ---------    --------    --------
          Total unrealized holding gains (losses) on
            investments arising during period...............     (161,730)     13,178      29,560
                                                                ---------    --------    --------
  Less reclassification adjustments for items included in
     net income:
     Adjustment for (gains) losses included in realized
       investment gains (losses)............................       16,651       6,794      (9,016)
     Adjustment for amortization of premium on fixed
       maturities included in net investment income.........      (10,533)    (17,064)    (17,866)
     Adjustment for (gains) losses included in amortization
       of value of business acquired........................         (454)     (7,378)     (2,353)
     Adjustment for (gains) losses included in amortization
       of insurance acquisition costs.......................        1,892        (463)       (355)
                                                                ---------    --------    --------
          Total reclassification adjustments for items
            included in net income..........................        7,556     (18,111)    (29,590)
                                                                ---------    --------    --------
Other comprehensive income (loss), before related income tax
  expense (benefit).........................................     (169,286)     31,289      59,150
Related income tax expense (benefit)........................      (15,492)     10,952        (985)
                                                                ---------    --------    --------
          Other comprehensive income (loss), net of tax.....     (153,794)     20,337      60,135
                                                                ---------    --------    --------
          Comprehensive income (loss).......................    $(108,854)   $ 85,486    $ 98,852
                                                                =========    ========    ========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (in thousands)

                                                                          DECEMBER 31
                                                              -----------------------------------
                                                                1999          1998         1997
                                                              ---------     --------     --------
CAPITAL STOCK, beginning and end of period..................  $   2,500     $  2,500     $  2,500
                                                              ---------     --------     --------

ADDITIONAL PAID-IN CAPITAL, beginning of period.............    804,347      806,538      761,538
Capital contributions from parent...........................     --            4,261       45,000
Adjustment to prior period capital contribution from
  parent....................................................     --           (6,452)       --
                                                              ---------     --------     --------
          End of period.....................................    804,347      804,347      806,538
                                                              ---------     --------     --------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), beginning
  of period.................................................     32,975       12,637      (47,498)
Other comprehensive income (loss), net of tax...............   (153,794)      20,338       60,135
                                                              ---------     --------     --------
          End of period.....................................   (120,819)      32,975       12,637
                                                              ---------     --------     --------

RETAINED EARNINGS, beginning of period......................     14,037       43,888       34,421
Net income..................................................     44,940       65,149       38,717
Dividends to parent.........................................   (115,000)     (95,000)     (29,250)
                                                              ---------     --------     --------
          End of period.....................................    (56,023)      14,037       43,888
                                                              ---------     --------     --------

          Total stockholder's equity........................  $ 630,005     $853,859     $865,563
                                                              =========     ========     ========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                                --------------------------------------
                                                                   1999           1998         1997
                                                                -----------    -----------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income................................................    $    44,940    $    65,149   $  38,717
  Reconcilement of net income to net cash provided:
     Realized investment (gains) losses.....................          9,549        (51,868)    (10,546)
     Net change in trading account securities...............        (51,239)        (6,727)     --
     Interest credited and other charges....................        158,557        173,958     198,206
     Deferred insurance acquisition costs, net..............        (64,290)       (34,483)    (34,973)
     Amortization of value of business acquired.............         12,955         17,677      24,948
     Amortization of goodwill...............................         12,744         12,744      15,295
     Amortization of discount and premium on investments....         11,157         17,353      17,866
     Deferred income taxes..................................        (42,952)       (12,469)    (99,370)
     Net change in current federal income taxes.............        (10,594)       (73,162)     97,386
     Benefits and premium taxes due related to separate
       account bank-owned life insurance....................        149,477        123,884     180,546
     Other, net                                                     (11,901)       (41,477)     17,168
                                                                -----------    -----------   ---------
          Net cash provided from operating activities.......        218,403        190,579     445,243
                                                                -----------    -----------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Cash from investments sold or matured:
     Fixed maturities held to maturity......................        335,735        491,699     229,208
     Fixed maturities sold prior to maturity................      1,269,290        882,596     633,872
     Equity securities......................................         11,379        107,598      --
     Mortgage loans, policy loans and other invested
       assets...............................................         75,389        180,316     131,866
  Cost of investments purchased or loans originated:
     Fixed maturities.......................................     (1,455,496)    (1,319,119)   (606,028)
     Equity securities......................................         (8,703)       (83,303)     --
     Mortgage loans, policy loans and other invested
       assets...............................................        (43,665)       (66,331)    (76,350)
  Short-term investments, net...............................         15,943        177,723    (164,361)
  Net change in receivable and payable for securities
     transactions...........................................        --                (677)     29,746
  Net change in other assets................................         (2,725)       --              244
                                                                -----------    -----------   ---------
          Net cash provided from investing activities.......        197,147        370,502     178,197
                                                                -----------    -----------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................        383,874        180,124     145,687
     Withdrawals............................................       (694,848)      (649,400)   (745,510)
  Capital contributions from parent.........................        --               4,261      45,000
  Dividends to parent.......................................       (115,000)       (95,000)    (29,250)
  Other.....................................................          8,953        (11,448)    (18,275)
                                                                -----------    -----------   ---------
          Net cash used in financing activities.............       (417,021)      (571,463)   (602,348)
                                                                -----------    -----------   ---------
               Net increase (decrease) in cash..............         (1,471)       (10,382)     21,092
CASH, beginning of period...................................         13,486         23,868       2,776
                                                                -----------    -----------   ---------
CASH, end of period.........................................    $    12,015    $    13,486   $  23,868
                                                                ===========    ===========   =========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     Kemper Investors Life Insurance Company and subsidiaries (the "Company") issues fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"). Kemper and the Company are wholly-owned subsidiaries of Zurich Financial Services ("ZFS" or "Zurich"). ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG is listed on the Swiss Market Index. Allied Zurich p.l.c. is included in the FTSE-100 Share Index in London.

     The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 1998 and 1997 consolidated financial statements in order for them to conform to the 1999 presentation. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 1999, 1998 and 1997, have been prepared in conformity with accounting principles generally accepted in the United States.

ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

GOODWILL

     The Company reviews goodwill to determine if events or changes in circumstances may have affected the recoverability of the outstanding goodwill as of each reporting period. In the event that the Company determines that goodwill is not recoverable, it would amortize such amounts as additional goodwill expense in the accompanying financial statements. As of December 31, 1999, the Company believes that no such adjustment is necessary.

     In December of 1997, the Company changed its amortization period from twenty-five years to twenty years in order to conform to Zurich's accounting practices and policies. As a result of the change in amortization periods, the Company recorded an increase in goodwill amortization expense of $5.1 million during 1997.

VALUE OF BUSINESS ACQUIRED

     The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

     The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2004 are as follows:

                                                                                            PROJECTED
                (IN THOUSANDS)                    BEGINNING                  ACCRETION OF    ENDING
            YEAR ENDED DECEMBER 31                 BALANCE    AMORTIZATION     INTEREST      BALANCE
-----------------------------------------------   ---------   ------------   ------------   ---------
1997 (actual)..................................    168,692       (34,906)        9,958       143,744
1998 (actual)..................................    143,744       (26,807)        9,129       126,066
1999 (actual)..................................    126,066       (20,891)        7,936       113,111
2000...........................................    113,111       (23,418)        6,971        96,664
2001...........................................     96,664       (21,493)        5,890        81,061
2002...........................................     81,061       (17,805)        4,970        68,226
2003...........................................     68,226       (16,160)        4,185        56,251
2004...........................................     56,251       (14,625)        3,438        45,064

     The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. This adjustment increased the value of business acquired by $6.0 million as of December 31, 1999 and decreased the value of business acquired by $7.2 million as of December 31, 1998. Accumulated other comprehensive income increased by approximately $3.9 million as of December 31, 1999 due to this adjustment and decreased accumulated other comprehensive income by $4.7 million as of December 31, 1998.

LIFE INSURANCE REVENUE AND EXPENSES

     Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs.

     Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

REINSURANCE

     In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of fixed-rate annuities and to individual death claims. The Company generally cedes 100 percent of the related annuity liabilities under the terms of the reinsurance agreements. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

DEFERRED INSURANCE ACQUISITION COSTS

     The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio, through a credit or charge to accumulated other comprehensive

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) income, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.

FUTURE POLICY BENEFITS

     Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. Current interest rates credited during the contract accumulation period range from 3.0 percent to 10.0 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 12.0 percent.

     Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Estimated future investment yields are a level 7.1 percent.

GUARANTY FUND ASSESSMENTS

     The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 1999 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

INVESTED ASSETS AND RELATED INCOME

     Investments in fixed maturities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

     The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

     Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

     Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease, are carried primarily at cost.

     Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefitted.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
SEPARATE ACCOUNT BUSINESS

     The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate accounts are carried at fair value.

INCOME TAX

     The Company files a separate Federal income tax return. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) CASH FLOW INFORMATION

     The Company defines cash as cash in banks and money market accounts. The Company paid federal income taxes of $83.8 million, $126.0 million and $29.0 million directly to the United States Treasury Department during 1999, 1998 and 1997, respectively.

(3) INVESTED ASSETS AND RELATED INCOME

     The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturities are considered available for sale. The carrying value of fixed maturities compared with amortized cost, adjusted for other-than-temporary declines in value, were as follows:

                                                                                      ESTIMATED
                                                                                     UNREALIZED
                                                        CARRYING    AMORTIZED    -------------------
                                                         VALUE         COST       GAINS     LOSSES
                   (in thousands)                      ----------   ----------   -------   ---------
DECEMBER 31, 1999
U.S. treasury securities and obligations of U.S.
  government agencies and authorities................  $    6,516   $    6,631   $ --      $    (115)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed..................      21,656       22,107        --        (451)
Debt securities issued by foreign governments........      23,890       24,749       380      (1,239)
Corporate securities.................................   2,063,054    2,147,606     2,750     (87,302)
Mortgage and asset-backed securities.................   1,160,901    1,196,095       450     (35,644)
                                                       ----------   ----------   -------   ---------
       Total fixed maturities........................  $3,276,017   $3,397,188   $ 3,580   $(124,751)
                                                       ==========   ==========   =======   =========
DECEMBER 31, 1998
U.S. treasury securities and obligations of U.S.
  government agencies and authorities................  $    7,951   $    7,879   $    81   $      (9)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed..................      27,039       26,768       362         (91)
Debt securities issued by foreign governments........      69,357       67,239     2,266        (148)
Corporate securities.................................   1,908,850    1,866,372    46,664      (4,186)
Mortgage and asset-backed securities.................   1,469,623    1,453,277    19,063      (2,717)
                                                       ----------   ----------   -------   ---------
       Total fixed maturities........................  $3,482,820   $3,421,535   $68,436   $  (7,151)
                                                       ==========   ==========   =======   =========

     The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 1999, are shown below. Actual maturities will differ from contractual maturities because borrowers may

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED) have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                 CARRYING     AMORTIZED
                                                                  VALUE          COST
                       (in thousands)                           ----------    ----------
One year or less............................................    $   49,221    $   48,953
Over one year through five years............................       747,086       765,064
Over five years through ten years...........................     1,022,850     1,073,468
Over ten years..............................................       295,959       313,608
Securities not due at a single maturity date, primarily
  mortgage and asset-backed securities(1)...................     1,160,901     1,196,095
                                                                ----------    ----------
       Total fixed maturities...............................    $3,276,017    $3,397,188
                                                                ==========    ==========

---------------
(1) Weighted average maturity of 4.9 years.

     Proceeds from sales of investments in fixed maturities prior to maturity were $1,269.3 million, $882.6 million and $633.9 million during 1999, 1998 and 1997, respectively. Gross gains of $7.9 million, $10.1 million and $3.1 million and gross losses of $17.7 million, $8.0 million and $13.7 million were realized on sales and write-downs of fixed maturities in 1999, 1998 and 1997, respectively. Excluding agencies of the U.S. government, there were no individual investments that exceeded ten percent of stockholder's equity at December 31, 1999.

     At December 31, 1999, securities carried at approximately $6.2 million were on deposit with governmental agencies as required by law.

     Upon default or indication of potential default by an issuer of fixed maturity securities, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.

     The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

     The Company's $151.6 million real estate portfolio at December 31, 1999 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 1999 and 1998, total impaired real estate-related loans were as follows:

                                                                DECEMBER 31     DECEMBER 31
                                                                    1999            1998
                       (in millions)                            ------------    ------------
Impaired loans without reserves--gross......................       $ 74.9          $ 83.9
Impaired loans with reserves--gross.........................         23.4            25.0
                                                                   ------          ------
       Total gross impaired loans...........................         98.3           108.9
Reserves related to impaired loans..........................        (18.5)          (18.5)
Write-downs related to impaired loans.......................         (3.5)           (3.5)
                                                                   ------          ------
       Net impaired loans...................................       $ 76.3          $ 86.9
                                                                   ======          ======

     Impaired loans without reserves include loans in which the deficit in equity investments in real estate-related investments is considered in determining reserves and write-downs. The Company had an average balance of $100.0 million and $54.6 million in impaired loans for 1999 and 1998, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED)
     At December 31, 1999 and 1998, loans on nonaccrual status, before reserves and write-downs, amounted to $98.3 million and $37.4 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

NET INVESTMENT INCOME

The sources of net investment income were as follows:

                                                                  1999           1998           1997
                       (in thousands)                           --------       --------       --------
Interest and dividends on fixed maturities..................    $231,176       $232,707       $250,170
Dividends on equity securities..............................       4,618          2,143          2,123
Income from short-term investments..........................       3,568          5,391          4,128
Income from mortgage loans..................................       6,296         14,964         16,283
Income from policy loans....................................      20,131         21,096         20,549
Income from other real estate-related investments...........         155            352          6,631
Income from other loans and investments.....................       2,033          2,223          2,045
                                                                --------       --------       --------
       Total investment income..............................    $267,977       $278,876       $301,929
Investment expense..........................................      (3,337)        (5,364)        (5,734)
                                                                --------       --------       --------
       Net investment income................................    $264,640       $273,512       $296,195
                                                                ========       ========       ========

NET REALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the years ended December 31, 1999, 1998 and 1997, were as follows:

                                                                       REALIZED GAINS (LOSSES)
                                                                -------------------------------------
                                                                 1999           1998           1997
                       (in thousands)                           -------       --------       --------
Real estate-related.........................................    $ 4,201       $ 41,362       $ 19,758
Fixed maturities............................................     (9,755)         2,158        (10,656)
Trading account securities--gross gains.....................        491          3,254          --
Trading account securities--gross losses....................     (7,794)          (417)         --
Trading account securities--holding losses..................      --              (151)         --
Equity securities...........................................      1,039          5,496            914
Other.......................................................      2,269            166            530
                                                                -------       --------       --------
  Realized investment gains (losses) before income tax
     expense (benefit)......................................    $(9,549)      $ 51,868       $ 10,546
Income tax expense (benefit)................................     (3,342)        18,154          3,691
                                                                -------       --------       --------
  Net realized investment gains (losses)....................    $(6,207)      $ 33,714       $  6,855
                                                                =======       ========       ========

     Unrealized gains (losses) are computed below as follows: fixed maturities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED) difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 1999, 1998 and 1997 were as follows:

                                                             CHANGE IN UNREALIZED GAINS (LOSSES)
                                                          -----------------------------------------
                                                          DECEMBER 31    DECEMBER 31    DECEMBER 31
                                                              1999           1998          1997
                     (in thousands)                       ------------   ------------   -----------
Fixed maturities........................................   $(182,456)      $36,717       $ 87,787
Equity and other securities.............................      (3,929)       (1,075)          (103)
Adjustment to deferred insurance acquisition costs......       3,834        (2,399)        (2,325)
Adjustment to value of business acquired................      13,265        (1,954)       (26,209)
                                                           ---------       -------       --------
  Unrealized gain (loss) before income tax expense
     (benefit)..........................................    (169,286)       31,289         59,150
Income tax expense (benefit)............................     (15,492)       10,952           (985)
                                                           ---------       -------       --------
       Net unrealized gain (loss) on investments........   $(153,794)      $20,337       $ 60,135
                                                           =========       =======       ========

(4) UNCONSOLIDATED INVESTEES

     At December 31, 1999 and 1998 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.

     As of December 31, 1999 and 1998, the Company's net equity investment in unconsolidated investees amounted to $0.9 million and $1.2 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $155 thousand, $241 thousand and $835 thousand in 1999, 1998 and 1997, respectively.

(5) CONCENTRATION OF CREDIT RISK

     The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.

     Approximately 20.0 percent of the Company's investment-grade fixed maturities at December 31, 1999 were mortgage-backed securities, down from 28.0 percent at December 31, 1998, due to sales and paydowns during 1999. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally AAA credit quality.

     Approximately 16.8 percent and 15.4 percent of the Company's investment-grade fixed maturities at December 31, 1999 and 1998, respectively, consisted of corporate asset-backed securities. The majority of the Company's investments in asset-backed securities were backed by home equity loans (24.0%), commercial mortgage-backed securities (22.8%), manufactured housing loans (12.5%), other commercial assets (11.3%) and collateralized loan and bond obligations (10.6%).

     The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 1999 was as follows: California (36.8%), Hawaii (13.6%), Washington (10.9%) and Colorado (10.1%). The property type distribution of a majority of the real estate portfolio as of December 31, 1999 was as follows: hotels (36.3%), land (36.1%) and residential (13.5%).

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(5) CONCENTRATION OF CREDIT RISK (CONTINUED)
     To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's and the Company's plans with respect to such projects may not change substantially.

     Slightly more than half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.

     At December 31, 1999, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately $63.9 million, or
42.2 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties, one office building and one retail property. At December 31, 1999, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding.

     At December 31, 1999, loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company ("Lumbermens"), a former affiliate, constituted approximately $55.4 million, or 36.5 percent, of the Company's real estate portfolio. Kemper's interest in the MLP is 75.0 percent at December 31, 1999. Loans to the MLP were placed on non-accrual status at the beginning of 1999 due to management's desire not to increase book value of the MLP over net realizable value, as interest on these loans has historically been added to principal. At December 31, 1999, MLP-related commitments accounted for approximately $0.1 million of the Company's off-balance-sheet legal commitments.

     The remaining significant real estate-related investments amounted to $20.7 million at December 31, 1999 and consisted of various zoned and unzoned residential and commercial lots located in Hawaii. Due to certain negative zoning restriction developments in January 1997 and a continuing economic slump in Hawaii, the Company has placed these real estate-related investments on nonaccrual status as of December 31, 1996. The Company is currently pursuing the zoning of all remaining unzoned properties, as well as pursuing steps to sell all remaining zoned properties. However, due to the state of Hawaii's economy, which has lagged behind the economic expansion of most of the rest of the United States, the Company anticipates that it could be several additional years until it completely disposes of all of its investments in Hawaii. At December 31, 1999, off-balance sheet legal commitments related to Hawaiian properties totaled $4.0 million.

     At December 31, 1999, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 1999.

(6) INCOME TAXES

Income tax expense (benefit) was as follows for the years ended December 31, 1999, 1998 and 1997:

                                                              1999          1998          1997
                      (in thousands)                        --------      --------      --------
Current...................................................  $ 75,816      $ 52,273      $130,662
Deferred..................................................   (42,952)      (12,469)      (99,370)
                                                            --------      --------      --------
          Total...........................................  $ 32,864      $ 39,804      $ 31,292
                                                            ========      ========      ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(6) INCOME TAXES (CONTINUED)
Additionally, the deferred income tax (benefit) expense related to items included in other comprehensive income was as follows for the years ended December 31, 1999, 1998 and 1997:

                                                                1999         1998         1997
                       (in thousands)                         --------      -------      -------
Unrealized gains and losses on investments..................  $(21,477)     $12,476      $ 9,002
Value of business acquired..................................     4,643         (684)      (9,173)
Deferred insurance acquisition costs........................     1,342         (840)        (814)
                                                              --------      -------      -------
          Total.............................................  $(15,492)     $10,952      $  (985)
                                                              ========      =======      =======

     The actual income tax expense for 1999, 1998 and 1997 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 1999, 1998, and 1997 to income before income tax expense.

                                                               1999         1998         1997
                       (in thousands)                         -------      -------      -------
Computed expected tax expense...............................  $27,232      $36,734      $24,503
Difference between "expected" and actual tax expense:
  State taxes...............................................    1,608         (434)       1,801
  Amortization of goodwill..................................    4,460        4,460        5,353
  Dividend received deduction...............................    --            (540)       --
  Foreign tax credit........................................     (306)        (250)        (278)
  Other, net................................................     (130)        (166)         (87)
                                                              -------      -------      -------
          Total actual tax expense..........................  $32,864      $39,804      $31,292
                                                              =======      =======      =======

     Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company only records deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance recorded for the portion that is not likely to be realized. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains.

     The Company has established a valuation allowance to reduce the deferred federal tax asset related to real estate and unrealized losses on investments to a realizable amount. This amount is based on the evidence available and management's judgment. Any reversals of the valuation allowance are contingent upon the recognition of future capital gains in the Company's federal income tax return or a change in circumstances which causes the recognition of the benefits to become more likely than not. The change in the valuation allowance is related solely to the change in the net deferred federal tax asset or liability from unrealized gains or losses on investments.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(6) INCOME TAXES (CONTINUED)
The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                       DECEMBER 31    DECEMBER 31    DECEMBER 31
                                                          1999           1998           1997
                   (in thousands)                      -----------    -----------    -----------
Deferred federal tax assets:
  Deferred insurance acquisition costs ("DAC Tax")...   $121,723       $ 86,332       $ 75,522
  Unrealized losses on investments...................     43,758         --             --
  Life policy reserves...............................     43,931         27,240         43,337
  Unearned revenue...................................     59,349         42,598         37,243
  Real estate-related................................      7,103         13,944         13,400
  Other investment-related...........................        928          5,770          3,298
  Other..............................................      3,133          4,923          4,371
                                                        --------       --------       --------
     Total deferred federal tax assets...............    279,925        180,807        177,171
  Valuation allowance................................    (58,959)       (15,201)       (15,201)
                                                        --------       --------       --------
     Total deferred federal tax assets after
       valuation allowance...........................    220,966        165,606        161,970
                                                        --------       --------       --------
Deferred federal tax liabilities:
  Value of business acquired.........................     55,884         41,598         48,469
  Deferred insurance acquisition costs...............     41,706         32,040         20,811
  Depreciation and amortization......................     19,957         19,111         20,201
  Other investment-related...........................      7,670         14,337         18,774
  Unrealized gains on investments....................     --             21,477          9,002
  Other..............................................      2,247          1,984          4,720
                                                        --------       --------       --------
     Total deferred federal tax liabilities..........    127,464        130,547        121,977
                                                        --------       --------       --------
Net deferred federal tax assets......................   $ 93,502       $ 35,059       $ 39,993
                                                        ========       ========       ========

     The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with $1.6 billion and $1.5 billion of new and renewal sales in 1999 and 1998, respectively, from a non-registered individual and group variable bank-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

     The tax returns through the year 1993 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1994 through 1996 are currently under examination by the IRS.

(7) RELATED-PARTY TRANSACTIONS

     The Company received capital contributions from Kemper of $4.3 million and $45.0 million during 1998 and 1997, respectively. The Company paid cash dividends of $115.0 million, $95.0 million and $29.3 million to Kemper during 1999, 1998 and 1997, respectively.

     The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 1999 and 1998, joint venture mortgage loans totaled $67.2 million and $65.8 million, respectively, and during 1999, 1998 and 1997, the Company earned interest income on these joint venture loans of $0.6 million, $6.8 million and $7.5 million, respectively.

     All of the Company's personnel are employees of Federal Kemper Life Assurance Company ("FKLA"), an affiliated company. The Company is allocated expenses for the utilization of FKLA employees and facilities, the investment management services of Scudder Kemper Investments, Inc. ("SKI") an affiliated company, and the

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(7) RELATED-PARTY TRANSACTIONS (CONTINUED) information systems of Kemper Service Company ("KSvC"), an SKI subsidiary, based on the Company's share of administrative, legal, marketing, investment management, information systems and operation and support services. During 1999 and 1998, expenses allocated to the Company from SKI amounted to $17 thousand and $43 thousand, respectively. During 1997, expenses allocated to the Company from SKI and KSvC amounted to $114 thousand. The Company also paid to SKI investment management fees of $1.8 million, $3.1 million and $3.5 million during 1999, 1998 and 1997, respectively. In addition, expenses allocated to the Company from FKLA during 1999, 1998 and 1997 amounted to $34.1 million, $35.5 million and $30.0 million, respectively. The Company also paid to Kemper real estate subsidiaries fees of $1.0 million, $1.5 million and $2.2 million in 1999, 1998 and 1997, respectively, related to the management of the Company's real estate portfolio.

(8) REINSURANCE

     As of December 31, 1999 and 1998, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to an affiliate amounted to $309.7 million and $344.8 million, respectively.

     In 1996, the Company assumed, on a yearly renewable term basis, term life insurance from FKLA. Premiums assumed during 1999 under the terms of the treaty amounted to $21.3 million and the face amount which remained outstanding at December 31, 1999 amounted to $10.4 billion.

     Effective January 1, 1997, the Company ceded 90 percent of all new direct life insurance premiums to outside reinsurers. Life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $595 thousand and $413 thousand as of December 31, 1999 and 1998, respectively.

     During December 1997, the Company entered into a funds withheld reinsurance agreement with a Zurich affiliated company, Zurich Insurance Company, Bermuda Branch ("ZICBB"), formerly ZC Life Reinsurance Limited. Under the terms of this agreement, the Company ceded, on a yearly renewable term basis, 90 percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to BOLI, which is held in the Company's separate accounts. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and retains a portion of such funds under the terms of the reinsurance agreement in a funds withheld account which is included as a component of benefits and funds payable in the accompanying consolidated balance sheets. During 1998, the Company modified the reinsurance agreement to increase the reinsurance from ninety percent to one hundred percent.

The following table contains amounts related to the BOLI funds withheld reinsurance agreement (in millions):

BANK OWNED LIFE INSURANCE (BOLI)
(in millions)

                                                                     YEAR ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1999        1998        1997
                                                                --------    --------    --------
Face amount in force........................................    $ 82,021    $ 66,186    $ 59,338
                                                                ========    ========    ========
Net amount at risk ceded....................................    $(75,979)   $(62,160)   $(51,066)
                                                                ========    ========    ========
Cost of insurance charges ceded.............................    $  166.4    $  175.5    $   24.3
                                                                ========    ========    ========
Funds withheld account......................................    $  263.4    $  170.9    $   23.4
                                                                ========    ========    ========

     The Company has a funds withheld account ("FWA") supporting reserve credits on reinsurance ceded on the BOLI product. Amendments to the reinsurance contracts during 1998 changed the methodology used to determine increases to the FWA. A substantial portion of the FWA was marked-to-market based predominantly upon the total return of the Governmental Bond Division of the KILICO Variable Series I Separate Account. During 1998, the Company recorded a $2.5 million increase to the FWA related to this mark-to-market. In November 1998, to properly match revenue and expenses, the Company had also placed assets supporting the FWA in a segmented portion of its General Account. This portfolio was classified as "trading" under Statement of Financial Accounting Standards No. 115 ("FAS 115") at December 31, 1998 and through November 30, 1999. FAS 115 mandates that assets held in a trading account be valued at fair value, with changes in fair value flowing

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(8) REINSURANCE (CONTINUED)
through the income statement as realized capital gains and losses. During 1998, the Company recorded a realized capital gain of $2.8 million upon transfer of these assets from "available for sale" to the trading portfolio as required by FAS 115. In addition, the Company recorded realized capital losses of $7.3 million and $0.2 million related to the changes in fair value of this portfolio during 1999 and 1998, respectively.

     Due to a change in the reinsurance strategy related to the BOLI product, effective December 1, 1999, the Company no longer marked-to-market a portion of the FWA liability and therefore no longer designated the related portion of assets as "trading". As a result, changes in fair value to the FWA and the assets supporting the FWA no longer flow through the Company's operating results.

(9) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     FKLA sponsors a health and welfare benefit plan that provides insurance benefits covering substantially all eligible, active and retired employees of FKLA and their covered dependents and beneficiaries. The Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $10,000 per participant.

     The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $1.2 million and $2.0 million at December 31, 1999 and 1998, respectively.

     The discount rate used in determining the allocated postretirement benefit obligation was 8.0 percent and 7.0 percent for 1999 and 1998, respectively. The assumed health care trend rate used was based on projected experience for 1999,
7.2 percent for 2000, gradually declining to 5.6 percent by the year 2004 and gradually declining thereafter.

     A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 1999 and 1998 by $190 thousand and $312 thousand, respectively.

(10) COMMITMENTS AND CONTINGENT LIABILITIES

     The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

     Although neither the Company nor its joint venture projects have been identified as a "potentially responsible party" under Federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.

(11) FINANCIAL INSTRUMENTS--OFF-BALANCE-SHEET RISK

     At December 31, 1999, the Company had future legal loan commitments and stand-by financing agreements totaling $29.8 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(11) FINANCIAL INSTRUMENTS--OFF-BALANCE-SHEET RISK (CONTINUED) first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(12) FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

     Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

     The following methods and assumptions were used by the Company in estimating the fair value of its financial instruments:

     FIXED MATURITIES AND EQUITY SECURITIES: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, SKI.

     CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

     MORTGAGE LOANS AND OTHER REAL ESTATE-RELATED INVESTMENTS: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market.

     OTHER LOANS AND INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values. The fair values of policy loans were estimated by discounting the expected future cash flows using an interest rate charged on policy loans for similar policies currently being issued.

     LIFE POLICY BENEFITS: Fair values of the life policy benefits regarding investment contracts (primarily deferred annuities) and universal life contracts were estimated by discounting gross benefit payments, net of contractual premiums, using the average crediting rate currently being offered in the marketplace for similar contracts with maturities consistent with those remaining for the contracts being valued. The Company had projected its future average crediting rate in 1999 and 1998 to be 4.78 percent and 4.75 percent, respectively, while the assumed average market crediting rate was 5.0 percent in both 1999 and 1998.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(12) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
The carrying values and estimated fair values of the Company's financial instruments at December 31, 1999 and 1998 were as follows:

                                                       DECEMBER 31, 1999             DECEMBER 31, 1998
                                                    ------------------------      ------------------------
                                                     CARRYING        FAIR          CARRYING        FAIR
                                                      VALUE         VALUE           VALUE         VALUE
                 (in thousands)                     ----------    ----------      ----------    ----------
Financial instruments recorded as assets:
  Fixed maturities..............................    $3,276,017    $3,276,017      $3,482,820    $3,482,820
  Trading account securities....................        --            --             101,781       101,781
  Cash and short-term investments...............        54,406        54,406          71,820        71,820
  Mortgage loans and other real estate-related
     assets.....................................       151,623       151,623         164,375       164,375
  Policy loans..................................       261,788       261,788         271,540       271,540
  Equity securities.............................        61,592        61,592          66,854        66,854
  Other invested assets.........................        25,620        26,226          23,645        27,620
Financial instruments recorded as liabilities:
  Life policy benefits, excluding term life
     reserves...................................     3,399,299     3,299,254       3,551,050     3,657,510
  Funds withheld account........................       263,428       263,428         170,920       170,920

(13) STOCKHOLDER'S EQUITY--RETAINED EARNINGS

     The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. The maximum amount of dividends which can be paid by the Company without prior approval in 2000 is $59.1 million. The Company paid cash dividends of $115.0 million, $95.0 million and $29.3 million to Kemper during 1999, 1998 and 1997, respectively.

The Company's net income and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                                                  1999          1998          1997
                       (in thousands)                           --------      --------      --------
Net income..................................................    $ 59,116      $ 64,871      $ 58,372
                                                                ========      ========      ========
Statutory capital and surplus...............................    $394,966      $455,213      $476,924
                                                                ========      ========      ========

     In March 1998, the National Association of Insurance Commissioners approved the codification of statutory accounting principles. Codification is effective January 1, 2001. The Company has not quantified the impact that codification will have on its statutory financial position or results of operations.

(14) UNAUDITED INTERIM FINANCIAL INFORMATION

The following table sets forth the Company's unaudited quarterly financial information:

(in thousands)

                                         MARCH 31    JUNE 30     SEPTEMBER 30    DECEMBER 31      YEAR
QUARTER ENDED                            --------    --------    ------------    -----------    --------
1999 OPERATING SUMMARY
  Revenues...........................    $95,646     $ 86,164      $78,301        $103,308      $363,419
                                         =======     ========      =======        ========      ========
  Net operating income, excluding
     realized gains (losses).........    $11,222     $ 14,385      $11,568        $ 13,971      $ 51,147
  Net realized investment gains
     (losses)........................       (627)      (1,286)      (5,098)            805        (6,207)
                                         -------     --------      -------        --------      --------
          Net income.................    $10,595     $ 13,099      $ 6,470        $ 14,776      $ 44,940
                                         =======     ========      =======        ========      ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(14) UNAUDITED INTERIM FINANCIAL INFORMATION (CONTINUED)

                                         MARCH 31    JUNE 30     SEPTEMBER 30    DECEMBER 31      YEAR
QUARTER ENDED                            --------    --------    ------------    -----------    --------
1998 OPERATING SUMMARY
  Revenues...........................    $98,026     $110,003      $98,752        $112,958      $419,739
                                         =======     ========      =======        ========      ========
  Net operating income, excluding
     realized gains..................    $ 8,025     $  5,700      $ 7,169        $ 10,541      $ 31,435
  Net realized investment gains......      1,205       10,187        5,818          16,504        33,714
                                         -------     --------      -------        --------      --------
          Net income.................    $ 9,230     $ 15,887      $12,987        $ 27,045      $ 65,149
                                         =======     ========      =======        ========      ========
1997 OPERATING SUMMARY
  Revenues...........................    $89,055     $ 99,293      $86,071        $151,061      $425,480
                                         =======     ========      =======        ========      ========
  Net operating income, excluding
     realized gains (losses).........    $ 9,590     $  7,701      $ 6,075        $  8,496      $ 31,862
  Net realized investment gains
     (losses)........................        578        5,305       (1,971)          2,943         6,855
                                         -------     --------      -------        --------      --------
          Net income.................    $10,168     $ 13,006      $ 4,104        $ 11,439      $ 38,717
                                         =======     ========      =======        ========      ========

(15) OPERATING SEGMENTS AND RELATED INFORMATION

     In June 1997, the Financial Accounting Standards Board ("the FASB") issued Statement of Financial Accounting Standards No. 131 ("FAS 131"), DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION. FAS 131 established standards for how to report information about operating segments. It also established standards for related disclosures about products and services, geographic areas and major customers. The Company adopted FAS 131 as of December 31, 1998 and the impact of implementation did not affect the Company's consolidated financial position, results of operations or cash flows. In the initial year of adoption, FAS 131 requires comparative information for earlier years to be restated, unless impracticable to do so.

     The Company, FKLA, Zurich Life Insurance Company of America, ("ZLICA"), and Fidelity Life Association ("FLA"), a Mutual Legal Reserve Company, owned by its policyholders, operate under the trade name Zurich Kemper Life. For purposes of this operating segment disclosure, Zurich Kemper Life will also include the operations of Zurich Direct, Inc., an affiliated direct marketing life insurance agency and excludes FLA, as it is owned by its policyholders.

     Zurich Kemper Life is segregated by Strategic Business Unit ("SBU"). The SBU concept employed by ZFS has each SBU concentrate on a specific customer market. The SBU is the focal point of Zurich Kemper Life, because it is at the SBU level that Zurich Kemper Life can clearly identify customer segments and then work to understand and satisfy the needs of each customer. The contributions of Zurich Kemper Life's SBUs to consolidated revenues, operating results and certain balance sheet data pertaining thereto, are shown in the following tables on the basis of accounting principles generally accepted in the United States.

     Zurich Kemper Life is segregated into the Life Brokerage, Financial, Retirement Solutions Group ("RSG") and Direct SBUs. The SBUs are not managed at the legal entity level, but rather at the Zurich Kemper Life level. Zurich Kemper Life's SBUs cross legal entity lines, as certain similar products are sold by more than one legal entity. The vast majority of the Company's business is derived from the Financial and RSG SBUs.

     Each SBU's revenue is derived from geographically dispersed areas as Zurich Kemper Life is licensed in the District of Columbia and all states except New York. During 1999, 1998 and 1997, Zurich Kemper Life did not derive net revenue from one customer that exceeded 10 percent of the total revenue of Zurich Kemper Life.

     The principal products and markets of Zurich Kemper Life's SBUs are as follows:

     LIFE BROKERAGE: The Life Brokerage SBU develops low cost term and universal life insurance, as well as fixed annuities, to market through independent agencies and national marketing organizations.

     FINANCIAL: The Financial SBU focuses on a wide range of products that provide for the accumulation, distribution and transfer of wealth and primarily includes variable and fixed annuities, variable universal life and bank-owned life insurance. These products are distributed to consumers through financial intermediaries such as

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(15) OPERATING SEGMENTS AND RELATED INFORMATION (CONTINUED) banks, brokerage firms and independent financial planners. Institutional business includes BOLI and funding agreements (included in FKLA).

     RSG: The RSG SBU has a sharp focus on its target customer. This SBU markets variable annuities to K-12 schoolteachers, administrators, and healthcare workers, along with college professors and certain employees of selected non-profit organizations. This target market is eligible for what the IRS designates as retirement-oriented savings or investment plans that qualify for special tax treatment.

     DIRECT: The Direct SBU is a direct marketer of basic, low-cost term life insurance through various marketing media.

     Summarized financial information for ZKL's SBU's are as follows:

As of and for the period ending December 31, 1999:
(in thousands)

                                            LIFE
                                         BROKERAGE      FINANCIAL        RSG         DIRECT        TOTAL
          INCOME STATEMENT               ----------    -----------    ----------    --------    -----------
REVENUE
  Premium income.....................    $  145,533    $       410    $   --        $  8,038    $   153,981
  Net investment income..............       137,106        175,590       101,202       1,297        415,195
  Realized investment gains
     (losses)........................           976         (6,980)          (98)      --            (6,102)
  Fees and other income..............        70,477         48,873        35,742      44,528        199,620
                                         ----------    -----------    ----------    --------    -----------
          Total revenue..............       354,092        217,893       136,846      53,863        762,694
                                         ----------    -----------    ----------    --------    -----------
BENEFITS AND EXPENSES
  Policyholder benefits..............       200,161        112,869        68,801       3,529        385,360
  Intangible asset amortization......        54,957         12,053        13,989       --            80,999
  Net deferral of insurance
     acquisition costs...............       (37,433)       (43,664)      (20,624)    (41,412)      (143,133)
  Commissions and taxes, licenses and
     fees............................        21,881         66,702        26,700      17,411        132,694
  Operating expenses.................        56,179         25,101        23,611      71,194        176,085
                                         ----------    -----------    ----------    --------    -----------
          Total benefits and
            expenses.................       295,745        173,061       112,477      50,722        632,005
                                         ----------    -----------    ----------    --------    -----------
Income before income tax expense.....        58,347         44,832        24,369       3,141        130,689
Income tax expense...................        25,707         19,235        10,966       1,114         57,022
                                         ----------    -----------    ----------    --------    -----------
          Net income.................    $   32,640    $    25,597    $   13,403    $  2,027    $    73,667
                                         ==========    ===========    ==========    ========    ===========
BALANCE SHEET
  Total assets.......................    $3,066,956    $10,311,850    $4,755,437    $144,189    $18,278,432
                                         ==========    ===========    ==========    ========    ===========

                                                                           NET
                                                                         INCOME
                                                              REVENUE    (LOSS)       ASSETS
                                                              --------   -------   -------------
Total revenue, net income and assets, respectively, from
  above:....................................................  $762,694   $73,667    $18,278,432
                                                              --------   -------    -----------
Less:
  Revenue, net income and assets of FKLA....................   305,334    24,801      3,162,048
  Revenue, net income and assets of ZLICA...................    49,460     8,528        456,283
  Revenue, net loss and assets of Zurich Direct.............    44,481    (4,602)         4,385
                                                              --------   -------    -----------
  Totals per the Company's consolidated financial
     statements.............................................  $363,419   $44,940    $14,655,716
                                                              ========   =======    ===========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(15) OPERATING SEGMENTS AND RELATED INFORMATION (CONTINUED)
As of and for the period ending December 31, 1998:
(in thousands)

                                             LIFE
                                          BROKERAGE     FINANCIAL        RSG         DIRECT        TOTAL
INCOME STATEMENT                          ----------    ----------    ----------    --------    -----------
REVENUE
  Premium income......................    $  160,067    $       56    $   --        $  5,583    $   165,706
  Net investment income...............       141,171       180,721       100,695         271        422,858
  Realized investment gains...........        20,335        33,691        15,659          30         69,715
  Fees and other income...............        80,831        40,421        31,074      23,581        175,907
                                          ----------    ----------    ----------    --------    -----------
       Total revenue..................       402,404       254,889       147,428      29,465        834,186
                                          ----------    ----------    ----------    --------    -----------
BENEFITS AND EXPENSES
  Policyholder benefits...............       243,793       117,742        73,844       2,110        437,489
  Intangible asset amortization.......        58,390        15,669        15,703       --            89,762
  Net deferral of insurance
     acquisition costs................       (55,569)       (9,444)      (22,964)    (22,765)      (110,742)
  Commissions and taxes, licenses and
     fees.............................        29,539        43,919        22,227      11,707        107,392
  Operating expenses..................        61,659        24,924        20,279      35,593        142,455
                                          ----------    ----------    ----------    --------    -----------
       Total benefits and expenses....       337,812       192,810       109,089      26,645        666,356
                                          ----------    ----------    ----------    --------    -----------
Income before income tax expense......        64,592        62,079        38,339       2,820        167,830
Income tax expense....................        26,774        24,340        14,794       1,001         66,909
                                          ----------    ----------    ----------    --------    -----------
       Net income.....................    $   37,818    $   37,739    $   23,545    $  1,819    $   100,921
                                          ==========    ==========    ==========    ========    ===========
BALANCE SHEET
  Total assets........................    $3,194,530    $8,232,927    $4,172,828    $ 46,254    $15,646,539
                                          ==========    ==========    ==========    ========    ===========

                                                                              NET
                                                                             INCOME
                                                                REVENUE      (LOSS)       ASSETS
                                                                --------    --------    -----------
Total revenue, net income and assets, respectively, from
  above:....................................................    $834,186    $100,921    $15,646,539
                                                                --------    --------    -----------
Less:
  Revenue, net income and assets of FKLA....................     336,841      35,953      2,986,381
  Revenue, net loss and assets of ZLICA.....................      54,058      (1,066)       416,115
  Revenue, net income and assets of Zurich Direct...........      23,548         885          4,322
                                                                --------    --------    -----------
       Totals per the Company's consolidated financial
          statements........................................    $419,739    $ 65,149    $12,239,721
                                                                ========    ========    ===========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(15) OPERATING SEGMENTS AND RELATED INFORMATION (CONTINUED)
As of and for the period ending December 31, 1997:
(in thousands)

                                              LIFE
                                           BROKERAGE     FINANCIAL        RSG        DIRECT        TOTAL
           INCOME STATEMENT                ----------    ----------    ----------    -------    -----------
REVENUE
  Premium income.......................    $  167,439    $   --        $   --        $ 4,249    $   171,688
  Net investment income................       155,885       212,767        91,664        455        460,771
  Realized investment gains............         2,503         7,744         2,692         50         12,989
  Fees and other income................        78,668        73,823        23,663      8,007        184,161
                                           ----------    ----------    ----------    -------    -----------
       Total revenue...................       404,495       294,334       118,019     12,761        829,609
                                           ----------    ----------    ----------    -------    -----------
BENEFITS AND EXPENSES
  Policyholder benefits................       247,878       153,327        60,061      2,234        463,500
  Intangible asset amortization........        58,534        25,593        15,589      --            99,716
  Net deferral of insurance acquisition
     costs.............................       (50,328)      (18,222)      (13,033)    (5,242)       (86,825)
  Commissions and taxes, licenses and
     fees..............................        39,477        66,552        16,668      3,518        126,215
  Operating expenses...................        55,859        20,282        14,320     19,472        109,933
                                           ----------    ----------    ----------    -------    -----------
       Total benefits and expenses.....       351,420       247,532        93,605     19,982        712,539
                                           ----------    ----------    ----------    -------    -----------
Income (loss) before income tax expense
  (benefit)............................        53,075        46,802        24,414     (7,221)       117,070
Income tax expense (benefit)...........        25,554        21,144        10,545     (2,528)        54,715
                                           ----------    ----------    ----------    -------    -----------
       Net income (loss)...............    $   27,521    $   25,658    $   13,869    $(4,693)   $    62,355
                                           ==========    ==========    ==========    =======    ===========
BALANCE SHEET
  Total assets.........................    $2,877,854    $7,416,791    $3,759,173    $41,669    $14,095,487
                                           ==========    ==========    ==========    =======    ===========

                                                                              NET
                                                                            INCOME
                                                                REVENUE     (LOSS)       ASSETS
                                                                --------    -------    -----------
Total revenue, net income and assets, respectively, from
  above:....................................................    $829,609    $62,355    $14,095,487
Less:
  Revenue, net income and assets of FKLA....................     338,854     24,740      3,105,396
  Revenue, net income and assets of ZLICA...................      57,233      2,193        398,786
  Revenue, net loss and assets of Zurich Direct.............       8,042     (3,295)         1,655
                                                                --------    -------    -----------
       Totals per the Company's consolidated financial
          statements........................................    $425,480    $38,717    $10,589,650
                                                                ========    =======    ===========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(16) SUBSEQUENT EVENT

     In February 2000, the Company announced that it had entered into an agreement to purchase for $5.5 million the following related entities, all privately held New York corporations:

     - PMG Securities Corporation
     - PMG Asset Management, Inc.
     - PMG Life Agency, Inc., and
     - PMG Marketing, Inc.

     These companies were primarily purchased for their specialization in the target market of the RSG SBU. The acquisition is expected to close at the end of the first quarter 2000.

                                   APPENDIX A

                         ILLUSTRATIONS OF CASH VALUES,
                           CASH SURRENDER VALUES AND
                                 DEATH BENEFITS

     The tables in this Prospectus have been prepared to help show how values under a Policy change with investment experience. The tables illustrate how Cash Values, Surrender Values (reflecting the deduction of Surrender Charges, if any) and Death Benefits under a Policy issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return were a uniform, after tax, annual rate of 0%, 6%, and 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Cash Values, Surrender Values and Death Benefits may be different.

     The amounts shown for the Cash Value, Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the Subaccounts is lower than the gross return. This is because of a daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an effective annual charge of 0.90%. This charge is guaranteed not to exceed an effective annual rate of 0.90%. In addition, the net investment returns also reflect the deduction of the Fund investment advisory fees and other Fund expenses, (.83%, the average of the fees and expenses). The tables also reflect applicable charges and deductions including a 3.5% deduction against premiums, a monthly administrative charge of $5 and monthly charges for providing insurance protection. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges. Hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to the following approximate net annual investment rate of return of -1.73%, 4.27% and 10.27%, on a current basis. On a guaranteed basis, these rates of return would be -1.73%, 4.27% and 10.27%, respectively. Cost of insurance rates vary by issue age, sex, rating class and Policy Year and, therefore, are not reflected in the approximate net annual investment rate of return above.

     Values are shown for Policies which are issued to a male standard nonsmoker and a male preferred nonsmoker. Values for Policies issued on a basis involving a higher mortality risk would result in lower Cash Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable rate structure than males.

     The tables also reflect the fact that no charges for federal, state or other income taxes are currently made against the Separate Account. If such a charge is made in the future, it will take a higher gross rate of return than illustrated to produce the net after-tax returns shown in the tables.

     Upon request, we will furnish an illustration based on the proposed Insured's age, sex and premium payment requested.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $1,000.00 ANNUAL PREMIUM ISSUE AGE 35
                        $100,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                           0.00% HYPOTHETICAL              6.00% HYPOTHETICAL                12.00% HYPOTHETICAL
          PREMIUM       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ------------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST      CASH     SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%      VALUE       VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   --------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
   1        1,050         724        18     100,000       775         68    100,000         826         119     100,000
   2        2,153       1,431       650     100,000     1,578        797    100,000       1,731         950     100,000
   3        3,310       2,116     1,259     100,000     2,405      1,549    100,000       2,720       1,863     100,000
   4        4,526       2,778     1,847     100,000     3,258      2,326    100,000       3,799       2,868     100,000
   5        5,802       3,419     2,412     100,000     4,136      3,130    100,000       4,980       3,973     100,000
   6        7,142       4,033     3,060     100,000     5,037      4,063    100,000       6,267       5,294     100,000
   7        8,549       4,621     3,695     100,000     5,961      5,035    100,000       7,672       6,747     100,000
   8       10,027       5,183     4,321     100,000     6,909      6,047    100,000       9,208       8,345     100,000
   9       11,578       5,720     4,936     100,000     7,884      7,100    100,000      10,889      10,105     100,000
  10       13,207       6,248     5,558     100,000     8,902      8,212    100,000      12,746      12,055     100,000
  11       14,917       6,769     6,186     100,000     9,967      9,384    100,000      14,800      14,218     100,000
  12       16,713       7,282     6,822     100,000    11,080     10,621    100,000      17,072      16,613     100,000
  13       18,599       7,788     7,466     100,000    12,244     11,923    100,000      19,584      19,263     100,000
  14       20,579       8,286     8,118     100,000    13,462     13,294    100,000      22,362      22,194     100,000
  15       22,657       8,777     8,777     100,000    14,735     14,735    100,000      25,434      25,434     100,000
  16       24,840       9,261     9,261     100,000    16,065     16,065    100,000      28,831      28,831     100,000
  17       27,132       9,738     9,738     100,000    17,457     17,457    100,000      32,587      32,587     100,000
  18       29,539      10,207    10,207     100,000    18,912     18,912    100,000      36,741      36,741     100,000
  19       32,066      10,671    10,671     100,000    20,434     20,434    100,000      41,335      41,335     100,000
  20       34,719      11,127    11,127     100,000    22,025     22,025    100,000      46,415      46,415     100,000

  25       50,113      11,077    11,077     100,000    29,003     29,003    100,000      79,852      79,852     107,001
  30       69,761       8,797     8,797     100,000    36,042     36,042    100,000     134,111     134,111     163,616
  35       94,836       2,506     2,506     100,000    42,304     42,304    100,000     220,552     220,552     255,840
  40      126,840           0         0           0    46,297     46,297    100,000     358,956     358,956     384,083
  45      167,685           0         0           0    44,406     44,406    100,000     582,976     582,976     612,124

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $1,000.00 ANNUAL PREMIUM ISSUE AGE 35
                        $100,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                         0.00% HYPOTHETICAL             6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         PAID PLUS   ---------------------------   ----------------------------   -----------------------------
POLICY   INTEREST    CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
 YEAR      AT 5%     VALUE     VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------   ---------   -----   ---------   -------   ------   ---------   -------   -------   ---------   -------
   1        1,050      723        17     100,000      774        67     100,000       825        118    100,000
   2        2,153    1,428       646     100,000    1,574       793     100,000     1,727        946    100,000
   3        3,310    2,110     1,253     100,000    2,399     1,542     100,000     2,713      1,856    100,000
   4        4,526    2,771     1,839     100,000    3,249     2,317     100,000     3,790      2,858    100,000
   5        5,802    3,408     2,401     100,000    4,123     3,117     100,000     4,966      3,959    100,000
   6        7,142    4,021     3,047     100,000    5,022     4,049     100,000     6,250      5,277    100,000
   7        8,549    4,608     3,683     100,000    5,945     5,019     100,000     7,652      6,727    100,000
   8       10,027    5,169     4,307     100,000    6,892     6,030     100,000     9,185      8,323    100,000
   9       11,578    5,703     4,919     100,000    7,862     7,078     100,000    10,860     10,076    100,000
  10       13,207    6,209     5,519     100,000    8,857     8,166     100,000    12,692     12,001    100,000
  11       14,917    6,686     6,103     100,000    9,875     9,292     100,000    14,697     14,114    100,000
  12       16,713    7,130     6,671     100,000   10,915    10,455     100,000    16,890     16,431    100,000
  13       18,599    7,543     7,221     100,000   11,977    11,656     100,000    19,293     18,972    100,000
  14       20,579    7,921     7,753     100,000   13,061    12,893     100,000    21,927     21,759    100,000
  15       22,657    8,263     8,263     100,000   14,166    14,166     100,000    24,816     24,816    100,000
  16       24,840    8,567     8,567     100,000   15,291    15,291     100,000    27,987     27,987    100,000
  17       27,132    8,828     8,828     100,000   16,432    16,432     100,000    31,469     31,469    100,000
  18       29,539    9,040     9,040     100,000   17,586    17,586     100,000    35,294     35,294    100,000
  19       32,066    9,198     9,198     100,000   18,748    18,748     100,000    39,498     39,498    100,000
  20       34,719    9,296     9,296     100,000   19,913    19,913     100,000    44,124     44,124    100,000

  25       50,113    8,675     8,675     100,000   25,652    25,652     100,000    75,587     75,587    101,287
  30       69,761    5,335     5,335     100,000   30,644    30,644     100,000   126,888    126,888    154,804
  35       94,836        0         0           0   33,276    33,276     100,000   208,259    208,259    241,580
  40      126,840        0         0           0   30,182    30,182     100,000   338,103    338,103    361,770
  45      167,685        0         0           0   11,940    11,940     100,000   547,985    547,985    575,384

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $3,000.00 ANNUAL PREMIUM ISSUE AGE 55
                        $100,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                            0.00% HYPOTHETICAL               6.00% HYPOTHETICAL                12.00% HYPOTHETICAL
          PREMIUM        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   --------------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST       CASH      SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%       VALUE        VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ----------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
   1        3,150         2,034       789     100,000     2,182        937    100,000       2,330       1,086     100,000
   2        6,458         3,975     2,505     100,000     4,399      2,929    100,000       4,841       3,372     100,000
   3        9,930         5,815     4,120     100,000     6,644      4,949    100,000       7,547       5,852     100,000
   4       13,577         7,558     5,638     100,000     8,924      7,004    100,000      10,473       8,553     100,000
   5       17,406         9,192     7,047     100,000    11,228      9,084    100,000      13,635      11,490     100,000
   6       21,426        10,759     8,626     100,000    13,600     11,468    100,000      17,103      14,971     100,000
   7       25,647        12,317    10,241     100,000    16,104     14,028    100,000      20,975      18,899     100,000
   8       30,080        13,867    11,893     100,000    18,746     16,772    100,000      25,296      23,322     100,000
   9       34,734        15,409    13,582     100,000    21,535     19,708    100,000      30,119      28,292     100,000
  10       39,620        16,942    15,307     100,000    24,478     22,843    100,000      35,502      33,867     100,000
  11       44,751        18,467    17,070     100,000    27,584     26,186    100,000      41,510      40,112     100,000
  12       50,139        19,985    18,869     100,000    30,863     29,747    100,000      48,216      47,100     100,000
  13       55,796        21,494    20,705     100,000    34,322     33,534    100,000      55,701      54,912     100,000
  14       61,736        22,995    22,578     100,000    37,974     37,557    100,000      64,055      63,638     100,000
  15       67,972        24,488    24,488     100,000    41,828     41,828    100,000      73,380      73,380     100,000
  16       74,521        25,973    25,973     100,000    45,896     45,896    100,000      83,787      83,787     100,000
  17       81,397        27,450    27,450     100,000    50,189     50,189    100,000      95,369      95,369     107,767
  18       88,617        28,920    28,920     100,000    54,719     54,719    100,000     108,152     108,152     120,049
  19       96,198        30,381    30,381     100,000    59,501     59,501    100,000     122,259     122,259     133,262
  20      104,158        31,835    31,835     100,000    64,548     64,548    100,000     137,831     137,831     147,479

  25      150,340        22,121    22,121     100,000    88,219     88,219    100,000     240,534     240,534     252,561
  30      209,282             0         0           0   121,897    121,897    127,992     402,274     402,274     422,388
  35      284,509             0         0           0   160,765    160,765    168,803     651,846     651,846     684,438
  40      380,519             0         0           0   208,570    208,570    210,656   1,052,401   1,052,401   1,062,925
  45      503,055             0         0           0   273,173    273,173    273,173   1,735,012   1,735,012   1,735,012

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $3,000.00 ANNUAL PREMIUM ISSUE AGE 55
                        $100,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   ---------   ---------   ---------
   1        3,150     2,032       787     100,000    2,180       935     100,000       2,328       1,083     100,000
   2        6,458     3,968     2,498     100,000    4,392     2,922     100,000       4,834       3,364     100,000
   3        9,930     5,807     4,112     100,000    6,636     4,941     100,000       7,538       5,843     100,000
   4       13,577     7,547     5,627     100,000    8,912     6,992     100,000      10,459       8,539     100,000
   5       17,406     9,180     7,035     100,000   11,214     9,070     100,000      13,618      11,474     100,000
   6       21,426    10,701     8,568     100,000   13,540    11,407     100,000      17,039      14,906     100,000
   7       25,647    12,102    10,026     100,000   15,883    13,808     100,000      20,750      18,674     100,000
   8       30,080    13,372    11,398     100,000   18,238    16,264     100,000      24,780      22,806     100,000
   9       34,734    14,498    12,671     100,000   20,593    18,766     100,000      29,165      27,338     100,000
  10       39,620    15,464    13,829     100,000   22,941    21,306     100,000      33,948      32,313     100,000
  11       44,751    16,258    14,860     100,000   25,275    23,877     100,000     39,1843      37,786     100,000
  12       50,139    16,869    15,753     100,000   27,591    26,476     100,000      44,945      43,829     100,000
  13       55,796    17,285    16,496     100,000   29,887    29,098     100,000      51,316      50,527     100,000
  14       61,736    17,490    17,073     100,000   32,160    31,743     100,000      58,401      57,984     100,000
  15       67,972    17,464    17,464     100,000   34,404    34,404     100,000      66,328      66,328     100,000
  16       74,521    17,173    17,173     100,000   36,607    36,607     100,000      75,251      75,251     100,000
  17       81,397    16,528    16,528     100,000   38,715    38,715     100,000      85,351      85,351     100,000
  18       88,617    15,566    15,566     100,000   40,778    40,778     100,000      96,787      96,787     107,434
  19       96,198    14,170    14,170     100,000   42,734    42,734     100,000     109,402     109,402     119,248
  20      104,158    12,260    12,260     100,000   44,560    44,560     100,000     123,326     123,326     131,959

  25      150,340         0         0           0   51,219    51,219     100,000     216,653     216,653     227,486
  30      209,282         0         0           0   50,019    50,019     100,000     362,686     362,686     380,820
  35      284,509         0         0           0   19,973    19,973     100,000     585,679     585,679     614,963
  40      380,519         0         0           0        0         0           0     942,572     942,572     951,998
  45      503,055         0         0           0        0         0           0   1,555,949   1,555,949   1,555,949

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $1,500.00 ANNUAL PREMIUM ISSUE AGE 35
                        $150,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   -----------------------------   -------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH     CASH     SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT    VALUE      VALUE      BENEFIT
------   ---------   ------   ---------   -------   -------   ---------   -------   -------   ---------   ---------
   1        1,575     1,116        63     150,000     1,193        140    150,000     1,270        217      150,000
   2        3,229     2,206     1,040     150,000     2,430      1,264    150,000     2,664      1,498      150,000
   3        4,965     3,262     1,983     150,000     3,704      2,426    150,000     4,185      2,907      150,000
   4        6,788     4,297     2,907     150,000     5,032      3,641    150,000     5,861      4,471      150,000
   5        8,703     5,317     3,814     150,000     6,419      4,916    150,000     7,714      6,211      150,000
   6       10,713     6,321     4,867     150,000     7,868      6,413    150,000     9,760      8,306      150,000
   7       12,824     7,310     5,927     150,000     9,381      7,998    150,000    12,021     10,639      150,000
   8       15,040     8,283     6,994     150,000    10,962      9,674    150,000    14,519     13,230      150,000
   9       17,367     9,241     8,069     150,000    12,614     11,442    150,000    17,278     16,107      150,000
  10       19,810    10,185     9,152     150,000    14,339     13,306    150,000    20,327     19,294      150,000
  11       22,376    11,113    10,242     150,000    16,142     15,271    150,000    23,695     22,824      150,000
  12       25,069    12,028    11,341     150,000    18,025     17,338    150,000    27,416     26,729      150,000
  13       27,898    12,928    12,448     150,000    19.992     19,512    150,000    31,527     31,046      150,000
  14       30,868    13,815    13,563     150,000    22,047     21,796    150,000    36,069     35,817      150,000
  15       33,986    14,687    14,687     150,000    24,194     24,194    150,000    41,086     41,086      150,000
  16       37,261    15,547    15,547     150,000    26,437     26,437    150,000    46,629     46,629      150,000
  17       40,699    16,393    16,393     150,000    28,780     28,780    150,000    52,753     52,753      150,000
  18       44,309    17,226    17,226     150,000    31,227     31,227    150,000    59,519     59,519      150,000
  19       48,099    18,046    18,046     150,000    33,784     33,784    150,000    66,993     66,993      150,000
  20       52,079    18,853    18,853     150,000    36,455     36,455    150,000    75,251     75,251      150,000
  25       75,170    20,535    20,535     150,000    49,677     49,677    150,000   130,294    130,294      174,594
  30      104,641    19,990    19,990     150,000    64,673     64,673    150,000   219,425    219,425      267,698
  35      142,254    15,713    15,713     150,000    81,476     81,476    150,000   362,518    362,518      420,521
  40      190,260     4,856     4,856     150,000   100,560    100,560    150,000   593,019    593,019      634,531
  45      251,528         0         0           0   123,575    123,575    150,000   966,984    966,984    1,015,333

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $1,500.00 ANNUAL PREMIUM ISSUE AGE 35
                        $150,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   -----------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   -------   ---------   -------
   1        1,575     1,115        62     150,000    1,192       138     150,000     1,269        215    150,000
   2        3,229     2,200     1,035     150,000    2,424     1,258     150,000     2,657      1,492    150,000
   3        4,965     3,253     1,975     150,000    3,695     2,417     150,000     4,175      2,896    150,000
   4        6,788     4,272     2,882     150,000    5,005     3,614     150,000     5,833      4,442    150,000
   5        8,703     5,256     3,753     150,000    6,353     4,850     150,000     7,644      6,140    150,000
   6       10,713     6,203     4,749     150,000    7,740     6,286     150,000     9,623      8,168    150,000
   7       12,824     7,111     5,728     150,000    9,163     7,781     150,000    11,783     10,401    150,000
   8       15,040     7,980     6,691     150,000   10,626     9,337     150,000    14,146     12,858    150,000
   9       17,367     8,807     7,635     150,000   12,125    10,953     150,000    16,729     15,557    150,000
  10       19,810     9,593     8,560     150,000   13,664    12,631     150,000    19,557     18,524    150,000
  11       22,376    10,333     9,462     150,000   15,238    14,367     150,000    22,650     21,779    150,000
  12       25,069    11,026    10,338     150,000   16,849    16,162     150,000    26,037     25,350    150,000
  13       27,898    11,669    11,189     150,000   18,495    18,015     150,000    29,748     29,267    150,000
  14       30,868    12,262    12,011     150,000   20,178    19,926     150,000    33,818     33,566    150,000
  15       33,986    12,800    12,800     150,000   21,893    21,893     150,000    38,282     38,282    150,000
  16       37,261    13,281    13,281     150,000   23,642    23,642     150,000    43,185     43,185    150,000
  17       40,699    13,697    13,697     150,000   25,419    25,419     150,000    48,571     48,571    150,000
  18       44,309    14,039    14,039     150,000   27,217    27,217     150,000    54,488     54,488    150,000
  19       48,099    14,301    14,301     150,000   29,033    29,033     150,000    60,997     60,997    150,000
  20       52,079    14,473    14,473     150,000   30,858    30,858     150,000    68,161     68,161    150,000
  25       75,170    13,667    13,667     150,000   39,927    39,927     150,000   116,943    116,943    156,704
  30      104,641     8,801     8,801     150,000   48,070    48,070     150,000   196,219    196,219    239,388
  35      142,254         0         0           0   53,048    53,048     150,000   321,962    321,962    373,476
  40      190,260         0         0           0   50,256    50,256     150,000   522,611    522,611    559,194
  45      251,528         0         0           0   26,905    26,905     150,000   846,942    846,942    889,290

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $4,500.00 ANNUAL PREMIUM ISSUE AGE 55
                        $150,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL                12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
1...        4,725     3,081      1,220    150,000     3,304      1,443    150,000       3,527       1,666     150,000
2...        9,686     6,093      3,895    150,000     6,735      4,537    150,000       7,405       5,207     150,000
3...       14,896     9,077      6,541    150,000    10,341      7,806    150,000      11,716       9,181     150,000
4...       20,365    12,033      9,160    150,000    14,133     11,260    150,000      16,508      13,635     150,000
5...       26,109    14,961     11,751    150,000    18,118     14,907    150,000      21,835      18,625     150,000
6...       32,139    17,863     14,670    150,000    22,307     19,114    150,000      27,757      24,564     150,000
7...       38,471    20,737     17,628    150,000    26,710     23,602    150,000      34,341      31,232     150,000
8...       45,120    23,584     20,628    150,000    31,338     28,382    150,000      41,659      38,703     150,000
9...       52,101    26,405     23,668    150,000    36,204     33,467    150,000      49,794      47,057     150,000
10..       59,431    29,199     26,750    150,000    41,318     38,869    150,000      58,837      56,388     150,000
11..       67,127    31,967     29,873    150,000    46,693     44,599    150,000      68,889      66,795     150,000
12..       75,208    34,710     33,038    150,000    52,344     50,672    150,000      80,065      78,393     150,000
13..       83,694    37,426     36,244    150,000    58,284     57,102    150,000      92,487      91,305     150,000
14..       92,604    40,118     39,493    150,000    64,527     63,903    150,000     106,297     105,672     150,000
15..      101,959    42,784     42,784    150,000    71,090     71,090    150,000     121,648     121,648     150,000
16..      111,782    45,426     45,426    150,000    77,989     77,989    150,000     138,691     138,691     159,495
17..      122,096    48,043     48,043    150,000    85,240     85,240    150,000     157,498     157,498     177,972
18..      132,926    50,635     50,635    150,000    92,863     92,863    150,000     178,243     178,243     197,850
19..      144,297    53,203     53,203    150,000   100,875    100,875    150,000     201,132     201,132     219,234
20..      156,237    55,747     55,747    150,000   109,297    109,297    150,000     226,390     226,390     242,238

25..      225,511    53,599     53,599    150,000   155,044    155,044    162,796     394,402     394,402     414,123
30..      313,924    38,775     38,775    150,000   212,310    212,310    222,925     662,076     662,076     695,180
35..      426,763         0          0          0   279,543    279,543    293,520   1,082,860   1,082,860   1,137,003
40..      570,779         0          0          0   362,287    362,287    365,910   1,761,618   1,761,618   1,779,234
45..      754,583         0          0          0   470,852    470,852    470,852   2,901,097   2,901,097   2,901,097

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $4,500.00 ANNUAL PREMIUM ISSUE AGE 55
                        $150,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   ---------   ---------   ---------
   1        4,725     3,078     1,218     150,000    3,301     1,440     150,000       3,524       1,663     150,000
   2        9,686     6,011     3,813     150,000    6,651     4,453     150,000       7,318       5,120     150,000
   3       14,896     8,799     6,264     150,000   10,051     7,516     150,000      11,413       8,877     150,000
   4       20,365    11,438     8,565     150,000   13,501    10,628     150,000      15,839      12,966     150,000
   5       26,109    13,917    10,707     150,000   16,993    13,783     150,000      20,627      17,417     150,000
   6       32,139    16,228    13,035     150,000   20,522    17,329     150,000      25,814      22,621     150,000
   7       38,471    18,359    15,251     150,000   24,080    20,972     150,000      31,441      28,333     150,000
   8       45,120    20,294    17,337     150,000   27,658    24,701     150,000      37,557      34,601     150,000
   9       52,101    22,011    19,275     150,000   31,240    28,504     150,000      44,213      41,477     150,000
  10       59,431    23,491    21,042     150,000   34,815    32,366     150,000      51,477      49,028     150,000
  11       67,127    24,713    22,619     150,000   38,372    36,278     150,000      59,433      57,339     150,000
  12       75,208    25,662    23,991     150,000   41,909    40,238     150,000      68,191      66,519     150,000
  13       83,694    26,319    25,137     150,000   45,421    44,239     150,000      77,881      76,699     150,000
  14       92,604    26,661    26,036     150,000   48,904    48,279     150,000      88,663      88,038     150,000
  15      101,959    26,658    26,658     150,000   52,352    52,352     150,000     100,732     100,732     150,000
  16      111,782    26,260    26,260     150,000   55,746    55,746     150,000     114,324     114,324     150,000
  17      122,096    25,333    25,333     150,000   59,010    59,010     150,000     129,718     129,718     150,000
  18      132,926    23,935    23,935     150,000   62,218    62,218     150,000     147,087     147,087     163,267
  19      144,297    21,888    21,888     150,000   65,282    65,282     150,000     166,228     166,228     181,188
  20      156,237    19,077    19,077     150,000   68,169    68,169     150,000     187,355     187,355     200,470

  25      225,511         0         0           0   79,377    79,377     150,000     328,965     328,965     345,413
  30      313,924         0         0           0   80,791    80,791     150,000     550,545     550,545     578,072
  35      426,763         0         0           0   47,336    47,336     150,000     888,895     888,895     933,340
  40      570,779         0         0           0        0         0           0   1,430,415   1,430,415   1,444,719
  45      754,583         0         0           0        0         0           0   2,361,113   2,361,113   2,361,113

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX B

                         TABLE OF DEATH BENEFIT FACTORS

ATTAINED                         ATTAINED                         ATTAINED                         ATTAINED
  AGE*           PERCENT           AGE*           PERCENT           AGE*           PERCENT           AGE*           PERCENT
--------         -------         --------         -------         --------         -------         --------         -------
  0-40             250              50              185              60              130               70            115
    41             243              51              178              61              128               71            113
    42             236              52              171              62              126               72            111
    43             229              53              164              63              124               73            109
    44             222              54              157              64              122               74            107
    45             215              55              150              65              120            75-90            105
    46             209              56              146              66              119               91            104
    47             203              57              142              67              118               92            103
    48             197              58              138              68              117               93            102
    49             191              59              134              69              116               94            101
                                                                                                    95-99            100

* ATTAINED AGE AS OF THE BEGINNING OF THE POLICY YEAR

                      (This page intentionally left blank)

                            PROSPECTUS--MAY 1, 2000

--------------------------------------------------------------------------------

                           FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

                                   ISSUED BY

                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                  THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT

  HOME OFFICE: 1 KEMPER DRIVE, LONG GROVE, ILLINOIS 60049       (800) 321-9313

     This Prospectus describes a Flexible Premium Variable Life Insurance Policy ("Policy") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). The Policy provides life insurance and accumulates variable Cash Value. Policy benefits depend upon the investment experience of the KILICO Variable Separate Account. Generally, Policy premiums are flexible.

     The Policy is "life insurance" for federal tax purposes. If the Policy is a modified endowment contract, different tax rules apply to distributions. See "Federal Tax Matters", page 21 for a discussion of laws that affect the tax treatment of the Policy.

     You have the following choices for allocating premium:

          - the Fixed Account, which accrues interest at our guaranteed rate, and

          - the Subaccounts of the Separate Account, which invest in portfolios of underlying mutual funds.

     The following portfolios of underlying mutual funds are currently available under the Policy:

          - KEMPER VARIABLE SERIES
            - Kemper High Yield
            - Kemper Government Securities
            - Kemper Small Cap Growth
            - KVS Dreman High Return Equity
               (formerly Kemper-Dreman High
               Return Equity)

          - JANUS ASPEN SERIES
            - Janus Aspen Capital Appreciation

          - PIMCO VARIABLE INSURANCE TRUST
            - PIMCO Low Duration Bond
            - PIMCO Foreign Bond

          - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST*
            - Templeton Developing Markets Securities Fund (formerly Templeton
              Developing Markets Fund)
               (Class 2 Shares)

          - SCUDDER VARIABLE LIFE INVESTMENT FUND ("SCUDDER VLIF")
            - Scudder VLIF International (A-Shares)
            - Scudder VLIF Growth and Income (A-Shares)
            - Scudder VLIF Bond (A-Shares)
            - Scudder VLIF Money Market

* Effective May 1, 2000, the funds of Templeton Variable Products Series Fund merged into similar corresponding funds of Franklin Templeton Variable Insurance Products Trust.

     You may obtain more information about these portfolios in the attached prospectuses. Not all portfolios described in the prospectuses may be available under the Policy.

     You choose from two death benefit options. The Death Benefit is at least the amount shown in the Policy Specifications, unless there are loans. Cash Value is not guaranteed. If the Surrender Value does not cover all Policy charges, the Policy will lapse. The Policy Specifications show the guarantee premium and the guarantee period. The Policy will not lapse during the guarantee period if the guarantee premium is paid.

     You may cancel the Policy and receive a refund during the Free-Look Period.

     If you already own a flexible premium variable life insurance policy, it may not be advantageous to buy additional insurance or to replace your policy with the Policy described in this Prospectus.

     THIS PROSPECTUS MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT
     PROSPECTUS FOR THE AVAILABLE UNDERLYING PORTFOLIOS. YOU SHOULD READ AND RETAIN ALL PROSPECTUSES FOR FUTURE REFERENCE.

     YOU CAN FIND THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               Page
                                                               ----
DEFINITIONS.................................................     1
SUMMARY.....................................................     2
KILICO AND THE SEPARATE ACCOUNT.............................     4
THE FUNDS...................................................     5
FIXED ACCOUNT OPTION........................................     7
THE POLICY..................................................     8
POLICY BENEFITS AND RIGHTS..................................    10
CHARGES AND DEDUCTIONS......................................    14
GENERAL PROVISIONS..........................................    18
DOLLAR COST AVERAGING.......................................    20
SYSTEMATIC WITHDRAWAL PLAN..................................    21
DISTRIBUTION OF POLICIES....................................    21
FEDERAL TAX MATTERS.........................................    21
LEGAL CONSIDERATIONS........................................    24
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS................    24
VOTING INTERESTS............................................    24
STATE REGULATION OF KILICO..................................    24
KILICO'S DIRECTORS AND OFFICERS.............................    25
LEGAL MATTERS...............................................    27
LEGAL PROCEEDINGS...........................................    27
EXPERTS.....................................................    27
REGISTRATION STATEMENT......................................    27
FINANCIAL STATEMENTS........................................    27
APPENDIX A ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER
  VALUES AND DEATH BENEFITS.................................    66
APPENDIX B TABLE OF DEATH BENEFIT FACTORS...................    75

                                  DEFINITIONS

     ACCUMULATION UNIT--An accounting unit of measure used to calculate the value of each Subaccount.

     AGE--The Insured's age on his or her nearest birthday.

     BENEFICIARY--The person to whom the proceeds due on the Insured's death are paid.

     CASH VALUE--The sum of the value of Policy assets in the Separate Account, Fixed Account and Loan Account.

     COMPANY ("WE", "US", "OUR", "KLICO")--Kemper Investors Life Insurance Company. Our home office is located at 1 Kemper Drive, Long Grove, Illinois 60049.

     DATE OF RECEIPT--The date on which a request, form or payment is received at our home office, provided: (1) that date is a Valuation Date and (2) we receive the request, form or payment before the close of the New York Stock Exchange (usually 3:00 p.m. Central time). Otherwise, the next Valuation Date.

     DEBT--The sum of (1) the principal of any outstanding loan, plus (2) any loan interest due or accrued to us.

     FIXED ACCOUNT--The amount of assets held in the General Account attributable to the fixed portion of the Policy.

     FREE-LOOK PERIOD--The time when you may cancel the Policy and receive a refund. This time depends on the state where the Policy is issued; however, it will be at least 10 days from the date you receive the Policy.

     FUNDS--The underlying mutual funds in which the Subaccounts of the Separate Account invest.

     GENERAL ACCOUNT--The assets of KILICO other than those allocated to the Separate Account or any other separate account.

     GUIDELINE SINGLE PREMIUM--The maximum initial amount of premium that can be paid while retaining qualification as a life insurance policy under the Internal Revenue Code.

     INSURED--The person whose life is covered by the Policy and who is named in the Policy Specifications.

     ISSUE DATE--The date shown in the Policy Specifications. Incontestability and suicide periods are measured from the Issue Date.

     LOAN ACCOUNT--The amount of assets transferred from the Separate Account and the Fixed Account and held in the General Account as collateral for Debt.

     MATURITY DATE--The Policy Date anniversary nearest the Insured's 100th birthday.

     MONTHLY PROCESSING DATE--The same day in each month as the Policy Date.

     MORTALITY AND EXPENSE RISK CHARGE--A charge deducted in the calculation of the Accumulation Unit Value for the assumption of mortality risks and expense guarantees.

     OWNER ("YOU", "YOUR", "YOURS")--The person(s) named as owner in the application unless later changed as provided in the Policy.

     PLANNED PREMIUM--The scheduled premium you specify in the application.

     POLICY DATE--The date shown in the Policy Specifications. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect subject to principles of state law regarding our obligations between the time we accept an application and premium and the time we issue the Policy. The specific terms are provided when we accept an application.

     POLICY YEAR--Each year commencing with the Policy Date and each Policy Date anniversary thereafter.

     SEPARATE ACCOUNT VALUE--The portion of the Cash Value in the Subaccount(s) of the Separate Account.

     SPECIFIED AMOUNT--The amount chosen you and used to calculate the death benefit. The Specified Amount is shown in the Policy Specifications.

     SUBACCOUNT--A subdivision of the Separate Account.

     SURRENDER VALUE--Cash Value minus (1) any applicable Surrender Charge and minus (2) any Debt.

     TRADE DATE--The date 30 days following the date you complete all requirements for coverage and we record coverage under the Policy as in force.

     VALUATION DATE--Each business day on which valuation of the assets of the Separate Account is required by applicable law, which currently is each day that the New York Stock Exchange is open for trading.

     VALUATION PERIOD--The period that starts at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

                                    SUMMARY

     This section summarizes this Prospectus. Please read the entire Prospectus. You should refer to the heading "Definitions" for the meaning of certain terms. If states require variations, they appear in supplements attached to this Prospectus or in endorsements to the Policy. Unless otherwise indicated, this Prospectus describes an in force Policy with no loans.

     You pay a premium for life insurance coverage on the Insured. Generally, you may choose the amount and frequency of premium payments. The Policy provides for a Surrender Value which is payable if the Policy is terminated during an Insured's lifetime. The Death Benefit and Cash Value of the Policy may increase or decrease to reflect investment experience. Cash Value is not guaranteed. If the Surrender Value is insufficient to pay Policy charges, the Policy will lapse unless an additional premium payment or loan repayment is made. The Policy will remain in force during the guarantee period if the premiums paid, minus withdrawals and Debt, are at least equal to the guarantee premiums. (See "The Policy--Premiums and Allocation of Premiums and Separate Account Value," page 8, "Charges and Deductions," page 14, and "Policy Benefits and Rights," page 10.)

     A Policy may be issued as or become a modified endowment contract as a result of a material change or reduction in benefits as defined by the Internal Revenue Code. The Policy may also become a modified endowment contract if excess premiums are paid. If the Policy is treated as a modified endowment contract, certain distributions will be included in your federal gross income (See "Federal Tax Matters," page 21.)

     The purpose of the Policy is to provide insurance protection for the beneficiary. The Policy is not comparable to a systematic investment plan of a mutual fund.

POLICY BENEFITS

     CASH VALUE. Cash Value reflects the amount and frequency of premium payments, the investment experience of the selected Subaccounts, any values in the Fixed Account and Loan Account, and Policy charges. You bear the entire investment risk on amounts allocated to the Separate Account. We do not guarantee Separate Account Value. (See "Policy Benefits and Rights--Cash Value," page 12.)

     You may surrender a Policy at any time and receive the Surrender Value. The Surrender Value is the Cash Value minus surrender charges and outstanding Debt. Partial withdrawals are available subject to restrictions. (See "Policy Benefits and Rights--Surrender Privilege," page 14.)

     POLICY LOANS. You may borrow up to 90% of Cash Value minus surrender charges. The minimum amount of a loan is $500. Interest is charged at an effective annual rate of 4.50% in the first nine Policy Years and 3.00% thereafter. (See "Federal Tax Matters," page 21.)

     When a loan is made, a portion of Cash Value equal to the loan amount is transferred from the Separate Account and the Fixed Account (pro rata, unless you request otherwise) to the Loan Account. We credit 3% annual interest to Cash Values held in the Loan Account. (See "Policy Benefits and Rights--Policy Loans," page 13.)

     If the Policy is a modified endowment contract, a loan is treated as a taxable distribution. (See "Federal Tax Matters," page 21.)

     DEATH BENEFITS. An in force Policy pays a death benefit upon the death of the Insured. The Policy has two death benefit options. Under Option A, the death benefit is the Specified Amount stated in the Policy Specifications. Under Option B, the death benefit is the Specified Amount stated in the Policy Specifications plus the Cash Value. The death benefit is never less than the multiple of Cash Value specified in Appendix B. The death benefit payable is reduced by any Debt. (See "Policy Benefits and Rights--Death Benefits," page 10.)

PREMIUMS

     The amount and frequency of premium payments are flexible. You specify a Planned Premium on the application. However, you are not required to make the Planned Premiums, and, subject to certain restrictions, may make premium payments in any amount and at any frequency. The amount, frequency, and period of time over which you pay premiums affects whether the Policy will be classified as a modified endowment contract. The minimum monthly premium payment is $50. Other minimums apply for other payment modes.

     Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, Surrender Value must be sufficient to cover all Policy charges for the Policy to remain in force. A Policy will remain in force during the guarantee period if premiums paid, less withdrawals and Debt, equal or exceed the sum of the guarantee premiums. (See "The Policy--Premiums," page 8.)

THE SEPARATE ACCOUNT

     ALLOCATION OF PREMIUMS. The portion of the premium available for allocation equals the premium paid less applicable charges. You indicate in the application the percentages of premium to be allocated among the Subaccounts of the Separate Account and the Fixed Account. The Policy currently offers twelve Subaccounts, each of which invests in shares of a designated portfolio of one of the Funds.

     The initial premium, minus applicable charges, is allocated to the Scudder VLIF Money Market Subaccount on the day after receipt. On the Trade Date, the Separate Account Value in the Scudder VLIF Money Market Subaccount is allocated among the Subaccounts and the Fixed Account in accordance with your instructions in the application. (See "The Policy--Policy Issue," page 8.)

     TRANSFERS. You may transfer Separate Account Value among the Subaccount once every fifteen days. One annual transfer is permitted between the Fixed Account and the Subaccounts. (See "The Policy--Allocation of Premiums and Separate Account Value," page 8.)

THE FUNDS

     The following portfolios of Kemper Variable Series are currently available for investment by the Separate Account:

          - KEMPER HIGH YIELD PORTFOLIO

          - KEMPER GOVERNMENT SECURITIES PORTFOLIO

          - KEMPER SMALL CAP GROWTH PORTFOLIO

          - KVS DREMAN HIGH RETURN EQUITY (FORMERLY KEMPER-DREMAN HIGH RETURN EQUITY) PORTFOLIO

     The following portfolio of Janus Aspen Series is currently available for investment by the Separate Account:

          - JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO

     The following portfolios of PIMCO Variable Insurance Trust are currently available for investment by the Separate Account:

          - PIMCO LOW DURATION BOND

          - PIMCO FOREIGN BOND

     The following portfolio of Franklin Templeton Variable Insurance Products Trust is currently available for investment by the Separate Account:

          - TEMPLETON DEVELOPING MARKETS SECURITIES FUND (FORMERLY TEMPLETON DEVELOPING MARKETS FUND) (CLASS 2 SHARES)

The following portfolios of Scudder Variable Life Investment Fund are currently available for investment by the Separate Account:

          - SCUDDER VLIF INTERNATIONAL (A-SHARES)

          - SCUDDER VLIF GROWTH AND INCOME (A-SHARES)

          - SCUDDER VLIF BOND (A SHARES)

          - SCUDDER VLIF MONEY MARKET

     For a more detailed description of the Funds, see "The Funds," page 5, the Funds' prospectuses accompanying this Prospectus, and Statements of Additional Information available from us upon request.

CHARGES

     We deduct a state and local premium tax charge of 2.5% from each premium payment before net premium is allocated. In addition, we deduct a charge of 1% of each premium payment to compensate us for corporate income tax liability. (See Charges and Deductions--Deductions from Premiums, page 14.) We currently do not deduct any other charges from premium or the Separate Account for federal, state or other taxes. Should we determine that these taxes apply, we may make deductions from the Separate Account to pay those taxes. (See "Federal Tax Matters," page 21.)

     We will deduct a charge from Cash Value in each Subaccount and the Fixed Account on the Policy Date and on each Monthly Processing Date for the cost of life insurance coverage. In addition, we deduct an asset charge, at an annual rate of .90%, from each Subaccount on a daily basis for our assumption of mortality and expense risks. (See "Charges and Deductions--Cost of Insurance Charge and Mortality and Expense Risk Charge," pages 14 and 15, respectively.)

     On each Monthly Processing Date, we deduct from Cash Value a $5 per month administrative expense charge. (See "Charges and Deductions--Monthly Administrative Charge," page 15.)

     We deduct a surrender charge if the Policy is surrendered or the Cash Value is applied under a Settlement Option prior to the 15th Policy Year (or the 15th Policy Year following an increase in Specified Amount). (See "Policy Benefits and Rights--Surrender Privilege," page 14.)

     You indirectly bear the annual Fund operating expenses of the Portfolios in which the Subaccounts invest. These may include management fees, 12b-1 fees and other expenses. (See "Charges and Deductions--Charges Against the Funds," page 16.)

TAX TREATMENT UNDER CURRENT FEDERAL TAX LAW

     Under existing tax law, any increase in Cash Value is generally not taxable until a distribution occurs through a withdrawal or surrender. Generally, distributions are not included in income until the amount of the distributions exceeds the premiums paid for the Policy. If the Policy is a modified endowment contract, a loan is also treated as a distribution. Generally, distributions from a modified endowment contract (including loans) are included in income to the extent the Cash Value exceeds premiums paid. A change of Owners, an assignment, a loan or a surrender of the Policy may have tax consequences.

     Death Benefits payable under the Policy are generally excludable from the gross income of the Beneficiary. As a result, the Beneficiary would not be subject to income tax on the Death Benefit. (See "Federal Tax Matters," page 21.)

FREE-LOOK PERIOD

     You may examine a Policy and return it for a refund during the Free-Look Period. The length of the Free-Look Period depends on the state where the Policy is issued; however, it will be at least 10 days from the date you receive the Policy. (See "Policy Benefits and Rights--Free-Look Period and Exchange Rights," page 14.)

ILLUSTRATIONS OF CASH VALUES, SURRENDER VALUES, DEATH BENEFITS

     Tables in Appendix A illustrate Cash Values, Surrender Values and Death Benefits. These illustrations are based on Policy charges and hypothetical assumed rates of return for the Separate Account. The Separate Account's investment experience will differ, and actual Policy values will be higher or lower than those illustrated.

                        KILICO AND THE SEPARATE ACCOUNT

KEMPER INVESTORS LIFE INSURANCE COMPANY

     We were organized under the laws of the State of Illinois in 1947 as a stock life insurance company. Our offices are located at 1 Kemper Drive, Long Grove, Illinois 60049. We offer life insurance and annuity products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. KILICO and Kemper Corporation are wholly-owned subsidiaries of Zurich Financial Services ("ZFS"). ZFS is owned by Zurich Allied A.G. and Allied Zurich p.l.c. fifty-seven percent and forty-three percent, respectively.

SEPARATE ACCOUNT

     KILICO Variable Separate Account (the "Separate Account") was established as a separate investment account on January 22, 1987. The Separate Account receives and invests net premiums under the Policy. In addition, the Separate Account may receive and invest net premiums for other variable life insurance policies offered by KILICO.

     The Separate Account is administered and accounted for as part of our general business. The income, capital gains or capital losses of the Separate Account are credited to or charged against Separate Account assets, without regard to the income, capital gains or capital losses of any other separate account or any other business we conduct. The Policy benefits are our obligations.

     The Separate Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). However, the Commission does not supervise the management, investment practices or policies of the Separate Account or KILICO.

     The Policy currently offers twelve Subaccounts. Additional Subaccounts may be added in the future. Not all Subaccounts may be available in all jurisdictions or under all Policies.

                                   THE FUNDS

     The Separate Account invests in shares of the Kemper Variable Series, Janus Aspen Series, PIMCO Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust and Scudder Variable Life Investment Fund. Each is a series type mutual fund registered as an open-end management investment company. (Effective May 1, 2000, the funds of Templeton Variable Products Series Fund merged into similar corresponding funds of Franklin Templeton Variable Insurance Products Trust.)

     The Commission does not supervise their management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts. Shares of the Funds currently are sold only to insurance company separate accounts and certain qualified retirement plans. In addition to the Separate Account, shares of the Funds may be sold to variable life insurance and variable annuity separate accounts of insurance companies not affiliated with KILICO. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts of companies unaffiliated with KILICO, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds have an obligation to monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own.

     The Separate Account invests in the portfolios of the Funds. The assets of each portfolio are held separate from the assets of the other portfolios, and each portfolio has its own distinct investment objective and policies. Each portfolio operates as a separate investment fund, and the income, gains or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

KEMPER VARIABLE SERIES

     The Kemper Variable Series portfolios in which the Separate Account invests are summarized below:

     KEMPER HIGH YIELD PORTFOLIO: This Portfolio seeks to provide a high level of current income.

     KEMPER GOVERNMENT SECURITIES PORTFOLIO: This Portfolio seeks high current return consistent with preservation of capital.

     KEMPER SMALL CAP GROWTH PORTFOLIO: This Portfolio seeks maximum appreciation of investors' capital.

     KVS DREMAN HIGH RETURN EQUITY (FORMERLY KEMPER-DREMAN HIGH RETURN EQUITY)
PORTFOLIO: This Portfolio seeks to achieve a high rate of total return.

     Scudder Kemper Investments, Inc. ("SKI"), our affiliate, is the investment manager for each Portfolio of the Kemper Variable Series specified above. Dreman Value Management L.L.C. ("DVM") serves as sub-adviser for the KVS Dreman High Return Equity Portfolio. Under the terms of the sub-advisory agreement between SKI and DVM, DVM manages the investment and reinvestment of the Portfolio's assets in accordance with the investment objectives, policies and limitations and subject to the supervision of SKI and the Board of Trustees.

JANUS ASPEN SERIES

     The Janus Aspen Series portfolio in which the Separate Account invests is summarized below:

     JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO: This Portfolio seeks long-term growth of capital.

     Janus Capital Corporation is the investment adviser for the portfolio of the Janus Aspen Series specified above.

PIMCO VARIABLE INSURANCE TRUST

     The PIMCO Variable Insurance Trust portfolios in which the Separate Account invests are summarized below:

     PIMCO LOW DURATION BOND PORTFOLIO: This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

     PIMCO FOREIGN BOND PORTFOLIO: This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

     Pacific Investment Management Company is the investment adviser for each portfolio of the PIMCO Variable Insurance Trust specified above.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

     The Franklin Templeton Variable Insurance Products Trust portfolio in which the Separate Account invests is summarized below:

     TEMPLETON DEVELOPING MARKETS SECURITIES FUND (FORMERLY TEMPLETON DEVELOPING MARKETS FUND) (CLASS 2 SHARES): This Portfolio seeks long-term capital appreciation.

     Templeton Asset Management Ltd. is the investment manager for the portfolio of the Franklin Templeton Variable Insurance Products Trust specified above.

SCUDDER VARIABLE LIFE INVESTMENT FUND

     The Scudder Variable Life Investment Fund portfolios in which the Separate Account invests are summarized below:

     SCUDDER VLIF INTERNATIONAL PORTFOLIO (A-SHARES): This Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

     SCUDDER VLIF GROWTH AND INCOME PORTFOLIO (A-SHARES): This Portfolio seeks long-term growth of capital, current income and growth of income.

     SCUDDER VLIF BOND PORTFOLIO (A-SHARES): This Portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities.

     SCUDDER VLIF MONEY MARKET PORTFOLIO: This Portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

     Scudder Kemper Investments, Inc. ("SKI") is the investment manager for each portfolio of the Scudder Variable Life Investment Fund specified above.

     The Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios, is found in the Funds' prospectuses and Statements of Additional Information. The Funds' prospectuses accompany this Prospectus. The Funds' Statements of Additional Information are available from us upon request.

CHANGE OF INVESTMENTS

     We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the portfolios and to substitute shares of another portfolio or of another investment company, if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio becomes inappropriate in view of the purposes of the Policy or the Separate Account. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax or investment conditions warrant. We will not substitute any shares attributable to an

Owner's interest in a Subaccount without notice to the Owner and the Commission's prior approval, if required. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Owners.

     We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in our sole discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine.

     If we deem it to be in the best interests of persons having voting interests under the Policy, the Separate Account may be:

     - operated as a management company under the 1940 Act;

     - deregistered under that Act in the event such registration is no longer required; or

     - combined with our other separate accounts. To the extent permitted by law, we may also transfer assets of the Separate Account to another separate account, or to the General Account.

                              FIXED ACCOUNT OPTION

     AMOUNTS ALLOCATED OR TRANSFERRED TO THE FIXED ACCOUNT ARE PART OF OUR GENERAL ACCOUNT, SUPPORTING INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY FIXED ACCOUNT INTERESTS GENERALLY ARE SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS. WE HAVE BEEN ADVISED THAT THE STAFF OF THE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. STATEMENTS REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

     Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Policy involving the Separate Account, unless we refer to fixed accumulation and settlement options.

     We guarantee the interest rate credited to the Fixed Account will be at least 3% annually. At our discretion, we may credit interest in excess of 3%. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                   THE POLICY

POLICY ISSUE

     Before we issue a Policy, we must receive a completed application and a full initial premium at our home office. We ordinarily issue a Policy only for Insureds Age 1 through 75 who supply satisfactory evidence of insurability. Acceptance of an application is subject to our underwriting requirements. If we decline an application, we will refund the Cash Value in the Scudder VLIF Money Market Subaccount plus the total amount of monthly deductions and deductions against premiums.

     After underwriting is complete and the Policy is delivered to you, insurance coverage begins as of the Policy Date. (See "Premiums," below.)

PREMIUMS

     We must receive premiums at our home office. (See "Distribution of Policies.") Checks must be made payable to KILICO.

     PLANNED PREMIUMS. You specify a Planned Premium payment on the application that provides for the payment of level premiums over a specified period of time. However, you are not required to pay Planned Premiums.

     The minimum monthly premium is $50. Other minimums are: single premium $5,000; annual $600; semi-annual $300; quarterly $150. The amount, frequency and period of time over which you pay premiums may affect whether the Policy will be classified as a modified endowment contract. Accordingly, variations from Planned Premiums may cause the Policy to become a modified endowment contract, and therefore subject to different tax treatment from conventional life insurance contracts for certain pre-death distributions (See "Federal Tax Matters.")

     Payment of the Planned Premium does not guarantee that a Policy remains in force. Instead, the duration of the Policy depends upon the Policy's Surrender Value. Even if Planned Premiums are paid, the Policy will lapse any time Surrender Value is insufficient to pay the current monthly deductions and a grace period expires without sufficient payment. (See "Policy Lapse and Reinstatement.")

     A guarantee period and a monthly guarantee premium are specified in the Policy Specifications. The guarantee period ends on the third Policy anniversary. During the guarantee period, the Policy remains in force and no grace period will begin, provided that the total premiums received, minus any withdrawals and any Debt, equals or exceeds the monthly guarantee premium times the number of months since the Policy Date, including the current month.

     The full initial premium is the only premium required to be paid under a Policy. However, additional premiums may be necessary to keep the Policy in force. (See "The Policy--Policy Lapse and Reinstatement.") We may reject or limit any premium payment below the current minimum premium amount, or that would increase the death benefit by more than the amount of the premium. We may return all or a portion of a premium payment will be rejected and returned to the Policy owner if it would disqualify the Policy as life insurance under the Internal Revenue Code.

     Certain charges are deducted from each premium payment. (See "Charges and Deductions.") The remainder of the premium, known as the net premium, is allocated as described below under "Allocation of Premiums and Separate Account Value."

     POLICY DATE. The Policy Date is used to determine Policy Years and Monthly Processing Dates. The Policy Date is the date that insurance coverage takes effect. If this date is the 29th, 30th, or 31st of a month, the Policy Date will be the first of the following month.

ALLOCATION OF PREMIUMS AND SEPARATE ACCOUNT VALUE

     ALLOCATION OF PREMIUMS. The initial net premium is allocated to the Scudder VLIF Money Market Subaccount. The Separate Account Value remains in the Scudder VLIF Money Market Subaccount until the Trade Date. On the Trade Date, the Separate Account Value in the Scudder VLIF Money Market Subaccount is allocated to the Subaccounts and the Fixed Account as specified in the application. Additional premiums received will be allocated as specified in the application or in later written instructions received from you. The minimum amount of any premium that may be allocated to a Subaccount is $50. Cash Value may be allocated to a total of 19 Subaccounts at any given time.

     The Separate Account Value will vary with the investment experience of the chosen Subaccounts. You bear the entire investment risk.

     TRANSFERS. After the Trade Date, Separate Account Value may be transferred among the Subaccounts and into the Fixed Account. These transfers are limited to one transfer every fifteen days. All transfers made during a business day are treated as one transfer.

     Fixed Account Value may be transferred to one or more Subaccounts. One transfer of Fixed Account Value may be made once each Policy Year in the thirty day period following the end of a Policy Year.

     Transfer requests must be in writing in a form acceptable to us, or by telephone authorization under forms we authorize. (See "General Provisions--Written Notices and Requests.") The minimum partial transfer amount is $500. No partial transfer may be made if the value of your remaining interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $500 after the transfer. We may waive these minimums for reallocations under established third party asset allocation programs. Transfers are based on the Accumulation Unit values next determined following our receipt of valid, complete transfer instructions. We may suspend, modify or terminate the transfer provision. We reserve the right to charge up to $25 for each transfer. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

     If you authorize a third party to transact transfers on your behalf, we will reallocate the Cash Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.

     AUTOMATIC ASSET REALLOCATION. You may elect to have transfers made automatically among the Subaccounts on an annual or a quarterly basis so that Cash Value is reallocated to match the percentage allocations in your predefined premium allocation elections. Transfers under this program are not subject to the $500 minimum transfer limitation. An election to participate in the automatic asset reallocation program must be in writing on our form and returned to our home office.

POLICY LAPSE AND REINSTATEMENT

     LAPSE. The Policy will lapse when the Surrender Value is insufficient to cover the current monthly deductions and a grace period expires without a sufficient payment. (See "Charges and Deductions.")

     The grace period is 61 days. The grace period begins when we send notice that the Surrender Value is insufficient to cover the monthly deductions. If we do not receive a premium payment or loan repayment during the grace period sufficient to keep the Policy in force for three months, the Policy will lapse and terminate without value.

     If payment is received within the grace period, the premium or loan repayment will be allocated to the Subaccounts and the Fixed Account in accordance with current allocation instructions. Amounts over and above the amounts necessary to prevent lapse may be paid as additional premiums, to the extent permissible. (See "The Policy--Premiums.")

     We will not accept any payment causing the total premium payment to exceed the maximum payment permitted for life insurance under the guideline premium limits. However, you may voluntarily repay a portion of Debt to avoid lapse. You may also combine premium payments with Debt repayments. (See "Federal Tax Matters.")

     The death benefit payable during the grace period will be the Death Benefit in effect immediately prior to the grace period, less any Debt and any unpaid monthly deductions.

     REINSTATEMENT. If a Policy lapses because of insufficient Surrender Value to cover the monthly deductions, and it has not been surrendered for its Surrender Value, it may be reinstated at any time within three years after the date of lapse. Tax consequences may affect the decision to reinstate. Reinstatement is subject to:

     - receipt of evidence of insurability satisfactory to us;

     - payment of a minimum premium sufficient to cover monthly deductions for the grace period and to keep the Policy in force three months; and

     - payment or reinstatement of any Debt which existed at the date of termination of coverage.

     The effective date of reinstatement of a Policy is the Monthly Processing Date that coincides with or next follows the date we approve the application for reinstatement. Suicide and incontestability provisions apply from the effective date of reinstatement.

                           POLICY BENEFITS AND RIGHTS

DEATH BENEFITS

     While the Policy is in force (see "Policy Lapse and Reinstatement--Lapse," above), the death benefit is based on the death benefit option, the Specified Amount and the table of death benefit percentages applicable at the time of death. The death benefit proceeds equal the death benefit minus any Debt and minus any monthly deductions due during the grace period.

     You select in the application one of two death benefit options: Option A or Option B. Subject to certain restrictions, you can change the death benefit option selected. So long as the Policy remains in force, the death benefit under either option will never be less than the Specified Amount.

     You choose the Specified Amount on the application. The Specified Amount is stated in the Policy Specifications. The minimum Specified Amount is $50,000.

     OPTION A. Under Option A, the death benefit equals the Specified Amount or, if greater, the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) multiplied by a death benefit percentage. The death benefit percentages vary according to the Insured's age. The death benefit percentage is 250% for an Insured at Age 40 or under, and it declines for older Insureds. In setting the death benefit percentages, we seek to ensure that the Policy will qualify for favorable federal income tax treatment. A table showing the death benefit percentages is in the Appendix B to this Prospectus and in the Policy.

     OPTION B. Under Option B, the death benefit equals the Specified Amount plus the Cash Value (determined as of the end of the Valuation Period during which the Insured dies) or, if greater, the Cash Value multiplied by a death benefit percentage. The specified percentage is the same as that used in connection with Option A. The death benefit under Option B always varies as Cash Value varies.

     EXAMPLES OF OPTIONS A AND B. The following examples demonstrate the determination of death benefits under Options A and B. The examples show three Policies--Policies I, II, and III--with the same Specified Amount, but different Cash Values and assume that the Insured is Age 35 at the time of death and that there is no outstanding Debt.

                                              POLICY I       POLICY II       POLICY III
                                              --------       ---------       ----------
Specified Amount..........................    $100,000       $100,000         $100,000
Cash Value on Date of Death...............    $ 25,000       $ 50,000         $ 75,000
Death Benefit Percentage..................         250%           250%             250%
Death Benefit Under Option A..............    $100,000       $125,000         $187,500
Death Benefit Under Option B..............    $125,000       $150,000         $187,500

     Under Option A, the death benefit for Policy I equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Cash Value at the date of death times the death benefit percentage ($25,000 X 250% = $62,500). For both Policies II and III under Option A, the Cash Value times the death benefit percentage ($50,000 X 250% = $125,000 for Policy II; $75,000 X 250% = $187,500 for Policy III) is greater than the Specified Amount ($100,000), so the death benefit equals the higher value. Under Option B, the death benefit for Policy I equals $125,000 since the death benefit is the greater of Specified Amount plus Cash Value ($100,000 + $25,000 = $125,000) or the Cash Value times the death benefit percentage ($25,000 X 250% = $62,500). Similarly, in Policy II, Specified Amount plus Cash Value ($100,000 + $50,000 = $150,000) is greater than Cash Value times the death benefit percentage ($50,000 X 250% = $125,000). In Policy III, the Cash Value times by the death benefit percentage ($75,000 X 250% = $187,500) is greater than the Specified Amount plus Cash Value ($100,000 + $75,000 = $175,000), so the death benefit equals the higher value.

     All calculations of death benefit are made as of the end of the Valuation Period during which the Insured dies. Death benefit proceeds may be paid to a Beneficiary in a lump sum or under the Policy's settlements options.

     Death Benefits ordinarily are paid within seven days after we receive all required documentation. Payments may be postponed in certain circumstances. (See "General Provisions--Postponement of Payments.")

CHANGES IN DEATH BENEFIT OPTION

     After the first Policy Year, you may change the death benefit option from Option A to Option B, or from Option B to Option A. Changes in the death benefit option may be made, in writing once per Policy Year. The effective date of the change is the next Monthly Processing Date after we accept the change.

     A change in the death benefit from Option A to Option B reduces the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option B at the time of the change equals the amount payable under Option A immediately prior to the change. The change in option affects the determination of the death benefit since Cash Value will then be added to the new Specified Amount, and the death benefit then varies with Cash Value.

     A change in the death benefit from Option B to Option A increases the Specified Amount by the amount of the Policy's Cash Value. Therefore, the death benefit payable under Option A at the time of the change equals the amount payable under Option B immediately prior to the change. However, the change in option affects the determination of the death benefit since the Cash Value is not added to the Specified Amount in determining the death benefit. The death benefit then equals the new Specified Amount (or, if higher, the Cash Value times the applicable specified percentage).

     A change in death benefit option may affect the future monthly cost of insurance charge, which varies with the net amount at risk. Generally, net amount at risk is the amount by which the death benefit exceeds Cash Value. (See "Charges and Deductions--Cost of Insurance Charge.") If the death benefit does not equal Cash Value times a death benefit percentage under either Options A or B, changing from Option B to Option A will generally decrease the future net amount at risk. This would decrease the future cost of insurance charges. Changing from Option A to Option B generally results in a net amount at risk that remains level. Such a change, however, results in an increase in the cost of insurance charges over time, since the cost of insurance rates increase with the Insured's Age.

CHANGES IN SPECIFIED AMOUNT

     After the first Policy Year, you may increase or decrease the Specified Amount, subject to our approval. A change in Specified Amount may only be made once per Policy Year. The minimum change in Specified Amount is $25,000. Increases are not allowed after the Insured attains age 75. Increasing the Specified Amount could increase the death benefit. Decreasing the Specified Amount could decrease the death benefit. The amount of change in the death benefit will depend, among other things, upon the selected death benefit option and the degree to which the death benefit exceeds the Specified Amount prior to the change. Changing the Specified Amount could affect the subsequent level of death benefit and Policy values. An increase in Specified Amount may increase the net amount at risk, thereby increasing your cost of insurance charge and the guarantee premium amount. However, an increase in Specified Amount does not extend the guarantee period. Conversely, a decrease in Specified Amount may decrease the net amount at risk, thereby decreasing your cost of insurance charge. A decrease in Specified Amount will not decrease the guarantee premium. Decreases in the death benefit may have tax consequences. (See "Federal Tax Matters.")

     INCREASES. We require additional evidence of insurability for an increase in Specified Amount.

     DECREASES. Any decrease in Specified Amount is first applied to the most recent increases successively, then to the original Specified Amount. A decrease is not permitted if the Specified Amount would fall below the lesser of the initial Specified Amount or $50,000. If after a decrease in the Specified Amount, total premiums paid exceed the tax law's premium limitations, we will refund the amount exceeding the premium limitations. Some or all of the amount refunded may be subject to tax. (See "Federal Tax Matters.")

     We reserve the right to deny a requested decrease in Specified Amount. The reasons for denial may include:

          - our determination that the decrease would cause the Policy to fail the tax guideline premium limitations, or

          - our determination that the decrease would cause the Policy to terminate because the distributions from Cash Value required under the tax code to effect the decrease exceed Surrender Value.

     Requests for change in Specified Amount must be made in writing. The requested change becomes effective on the Monthly Processing Date on or next following our acceptance of the request. If the Owner is not the Insured, we require the Insured's consent.

BENEFITS AT MATURITY

     If the Insured is alive on the Policy Date anniversary nearest the Insured's 100th birthday, we pay the Owner the Surrender Value of the Policy. On the Maturity Date, the Policy terminates and we have no further obligations under the Policy.

CASH VALUE

     Cash Value reflects

          - the investment experience of the selected Subaccounts,

          - the frequency and amount of premiums paid,

          - transfers between Subaccounts,

          - withdrawals,

          - any Fixed Account or Loan Account values, and

          - Policy charges.

     You may make partial withdrawals of Cash Value or surrender the Policy and receive the Policy's Surrender Value. (See "Surrender Privilege.") Cash Value is not guaranteed.

     CALCULATION OF CASH VALUE. Cash Value is the total of

          - Separate Account Value,

          - Fixed Account Value, and

          - Loan Account value,

     Cash Value is determined on each Valuation Date. It is first calculated on the Policy Date. On that date, the Cash Value equals the initial net premium, minus the monthly deductions for the first Policy Month. (See "Charges and Deductions.")

     On any Valuation Date, Separate Account Value in any Subaccount equals:

          (1) Separate Account Value in the Subaccount at the end of the preceding Valuation Period times the Investment Experience Factor (defined below) for the current Valuation Period; plus

          (2) Any net premiums received and allocated to the Subaccount during the current Valuation Period; plus

          (3) All amounts transferred to the Subaccount during the current Valuation Period (from a Subaccount, the Fixed Account or the Loan Account for Policy loan repayment (see "Policy Benefits and Rights--Policy Loans,")); minus

          (4) The pro rata portion of the monthly cost of insurance charge, administrative charge, and any other charges assessed to the Subaccount. (See "Charges and Deductions--Cost of Insurance Charge."); minus

          (5) All amounts transferred from the Subaccount during the current Valuation Period; minus

          (6) All amounts withdrawn from the Subaccount during the current Valuation Period; minus

          (7) All amounts loaned from the Subaccount during the current Valuation Period.

     There will also be Cash Value in the Loan Account if there is a Policy loan outstanding. The Loan Account is credited with amounts transferred from Subaccounts for Policy loans. The Loan Account balance accrues daily interest at an effective annual rate of 3.00%. (See "Policy Benefits and Rights--Policy Loans.")

     The Cash Value in the Fixed Account is credited with interest at our declared annual rate. The annual rate will never be less than 3%.

     ACCUMULATION UNIT VALUE. Each Subaccount has its own Accumulation Unit Value. When net premiums or other amounts are allocated to a Subaccount, units are purchased based on the Subaccount's Accumulation Unit Value at the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or deducted from, a Subaccount, units are redeemed in a similar manner.

     For each Subaccount, Accumulation Unit Value was initially set at the same unit value as the net asset value of a share of the underlying Fund. The Accumulation Unit Value for each subsequent Valuation Period is the Investment Experience Factor for that Valuation Period times the Accumulation Unit Value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit Value which applies for each day in the period. The number of Accumulation Units will not change due to investment experience. The Investment Experience Factor may be greater or less than one; therefore, the Accumulation Unit Value may increase or decrease.

     INVESTMENT EXPERIENCE FACTOR. The investment experience of the Separate Account is calculated by applying the Investment Experience Factor to the Separate Account Value in each Subaccount during a Valuation Period. Each Subaccount has its own Investment Experience Factor. The Investment Experience Factor of a Subaccount for any Valuation Period is determined by dividing (1) by
(2) and subtracting (3) from the result, where:

     (1) is the net result of:

         a. The net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

         b. the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         c. a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

     (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period;

     (3) is the factor representing the Mortality and Expense Risk Charge. (See "Charges and Deductions--Mortality and Expense Risk Charge.")

POLICY LOANS

     After the first Policy Year, you may borrow all or part of the Policy's maximum loan amount. The maximum loan amount is 90% of Surrender Value. The amount of any new loan may not exceed the maximum loan amount less Debt on the date a loan is granted. The minimum amount of a loan is $500. The loan ordinarily is paid within 7 days after we receive a written loan request, although payments may be postponed under certain circumstances. (See "Postponement of Payments," and "Federal Tax Matters.")

     On the date a loan is made, the loan amount is transferred from the Separate Account and Fixed Account to the Loan Account. Unless you direct otherwise, the loan amount is deducted from the Subaccounts and the Fixed Account in proportion to the values that each bears to the total of Separate Account Value and Fixed Account Value at the end of the Valuation Period during which the request is received.

     Loan interest is charged at an effective annual rate of 4.5% in the first nine Policy Years and 3.00% thereafter. Interest not paid when due is added to the loan amount. Unpaid interest is due upon the earlier of the next Policy Date anniversary or when coverage ceases. The same interest rates apply to unpaid interest. When interest is added to the loan amount, we transfer an equal amount from the Separate Account and the Fixed Account to the Loan Account.

     Cash Value in the Loan Account earns 3.00% annual interest. Such interest is allocated to the Loan Account.

     LOAN REPAYMENT. All or any portion of a loan may be repaid at any time. You must specify that the purpose of a payment is loan repayment; otherwise a payment is treated as premium. At the time of repayment, the Loan Account is reduced by the repayment amount, adjusted for the difference between interest charged and interest earned. The net repayment amount is allocated to the Subaccounts and the Fixed Account, according to your current allocation instructions, at the end of the Valuation Period during which the repayment is received. These transfers are not limited by the 15 day transfer restriction.

     EFFECTS OF POLICY LOAN. Policy loans decrease Surrender Value and, therefore, the amount available to pay Policy charges. If Surrender Value on the day preceding a Monthly Processing Date is less than the next monthly deductions we will notify you. (See "General Provisions--Written Notices and Requests.") The Policy will lapse and terminate without value, unless we receive a sufficient payment within 61 days of the date notice is sent. (See "The Policy--Policy Lapse and Reinstatement.")

     EFFECT ON INVESTMENT EXPERIENCE. A Policy Loan affects Cash Value. The collateral for the outstanding loan (the amount held in the Loan Account) does not participate in the experience of the Subaccounts or earn current interest in the Fixed Account. If the interest credited to the Loan Account is more than the amount that would have been earned in the Subaccounts or the Fixed Account, the Cash Value will, and the Death Benefit may, be higher as a result of the loan. Conversely, if the amount credited to the Loan Account is less than would have been earned in the Subaccounts or the Fixed Account, the Cash Value, as well as the Death Benefit, may be less.

     TAX TREATMENT. If the Policy is a modified endowment contract, a loan is treated as a distribution and is includible in income to the extent that Cash Value exceeds premiums paid. Therefore, a loan may result in federal income tax and a 10% tax penalty may also apply. (See "Federal Tax Matters.")

SURRENDER PRIVILEGE

     If the Insured is alive, you may surrender the Policy for its Surrender Value. To surrender the Policy, you must return the Policy to us, along with a written request. Surrender Value equals Cash Value, minus Surrender Charges and Debt. (See "Surrender Charge," below.)

     PARTIAL WITHDRAWALS. After the first Policy Year, you may withdraw a portion of Surrender Value. The minimum amount of each withdrawal is $500. During the surrender period, the maximum amount of partial withdrawal is 10% of the Surrender Value. A $25 withdrawal charge is imposed for each withdrawal. This charge is deducted after the partial withdrawal amount is determined. (See "Charges and Deductions.") A withdrawal decreases Cash Value by the amount of the withdrawal and, if Death Benefit Option A is in effect, reduces Specified Amount by the amount of the withdrawal.

FREE-LOOK PERIOD AND EXCHANGE RIGHTS

     During the Free-Look Period, you may examine the Policy and return it for a refund. The time period depends on where the Policy is issued; however, it will be at least 10 days from the date you receive the Policy, or, 45 days after you complete the application for insurance, whichever is later. The amount of the refund is the sum of Cash Value in the Scudder VLIF Money Market Subaccount plus the total amount of monthly deductions and deductions from Premium. To receive a refund you should return the Policy to us or to the agent who sold the Policy.

     At any time during the first two years after the Issue Date, you may exchange the Policy for a non-variable permanent fixed benefit life insurance policy then currently offered by us or an affiliate. Evidence of insurability is not required. The amount of the new policy may be, at your election, either the initial Death Benefit or the same net amount at risk as the Policy on the exchange date. All Debt must be repaid and the Policy must be surrendered before the exchange is made. The new policy will have the same Policy Date and issue age as the exchanged Policy.

                             CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUMS

     We deduct a state and local premium tax charge of 2.5% from each premium payment before net premium is allocated. This charge reimburses us for paying state premium taxes. We expect to pay an average state premium tax rate of approximately 2.5%, but the actual premium tax attributable to a Policy may be more or less. In addition, a charge for federal taxes, equal to 1% of each premium payment, is deducted to compensate us for higher corporate income taxes under the current Internal Revenue Code.

COST OF INSURANCE CHARGE

     We deduct a cost of insurance charge monthly from the Subaccounts and the Fixed Account. This charge covers our anticipated mortality costs. The cost of insurance charge is deducted monthly in advance and is allocated pro rata among the Subaccounts and the Fixed Account.

     We deduct the cost of insurance by cancelling units on the Policy Date and on each Monthly Processing Date thereafter. If the Monthly Processing Date falls on a day other than a Valuation Date, the charge is determined on the next Valuation Date. The cost of insurance charge is determined by multiplying the cost of insurance rate (see below) by the "net amount at risk" for each Policy month. The net amount at risk equals the Death Benefit minus the Cash Value on the Monthly Processing Date.

     COST OF INSURANCE RATE. The monthly cost of insurance rates are based on the issue age, sex, rate class of the Insured and Policy Year. We determine the monthly cost of insurance rates based on our expectations as to future mortality experience. Any change in the schedule of rates applies to all individuals of the same class as the Insured. The cost of insurance rate may never exceed those shown in the table of guaranteed maximum cost of insurance rates in the Policy. The guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker Mortality Tables, Age Nearest Birthday, published by the National Association of Insurance Commissioners.

     RATE CLASS. The rate class of an Insured will affect the cost of insurance rate. We currently place Insureds in preferred rate classes and rate classes involving a higher mortality risk. The cost of insurance rates for rate classes involving a higher mortality risk are multiples of the preferred rates. (See "Charges and Deductions--Cost of Insurance Rate," above.)

MORTALITY AND EXPENSE RISK CHARGE

     We deduct a daily charge, at an annual rate of 0.90%, from the Subaccounts for mortality and expense risks we assume.

     The mortality and expense risk we assume is that our estimates of longevity and of the expenses incurred over the life of the Policy will not be correct.

MONTHLY ADMINISTRATIVE CHARGE

     We deduct a monthly administrative expense charge to reimburse us for certain expenses related to maintenance of the Policies, accounting and record keeping and periodic reporting to Owners. This charge is designed only to reimburse us for actual administrative expenses. This charge is $5 per month.

OTHER CHARGES

     SURRENDER CHARGE. We deduct a Surrender Charge from Cash Value if the Policy is surrendered or Cash Value is applied under a Settlement Option during the first 14 Policy Years. A Surrender Charge is also assessed during the first 14 Policy Years following an increase in Specified Amount. The Surrender Charge is:

     (a) an administrative component (issue charge); plus

     (b) a sales component (deferred sales charge); times

     (c) the Surrender Charge percentage.

     During the 14 Policy Years following an increase in Specified Amount, an additional Surrender Charge applies. The additional charge is calculated as described below based on the amount of the increase, years commencing on the date of the increase and Target Premium associated with the increase.

     The Surrender Charge is determined based upon the date we receive the written request for surrender. In no case will the Surrender Charge be greater than the maximum allowable under the Standard Non-forfeiture law. It is possible, although unlikely, that in the early period of a Policy, the Surrender Charge, which includes an issue charge component and deferred sales charge component, could exceed premiums paid.

     (a) Issue Charge. The issue charge is a level charge of $5.00 per thousand of Specified Amount and the sum of coverage amounts for any other insureds.

     This charge covers the administrative expenses associated with underwriting and issuing a Policy. These expenses include the costs of processing applications, conducting medical examinations, determining insurability and the Insured's underwriting class, and establishing Policy records.

     (b) Deferred Sales Charge. The deferred sales charge is (i) 30% of premiums paid up to one Target Premium shown in the Policy plus (ii) for the sum of all premiums paid in excess of one Target Premium ("excess premium charge"), a percentage which varies by the issue age of the Insured as follows:

         Excess Premium Charge                              Issue Ages
         ---------------------                              ----------
                 7.5%                                          0-65
                 5.0%                                          66-75

     The deferred sales charge reimburses us for some of the expenses of distributing the Policies.

     (c) Surrender Charge Percentage. For issue ages up to age 66, the Surrender Charge percentage is 100% for Policy Years 1-5 and declines by 10% each year in Policy Years 6-14 until reaching zero at the beginning of Policy Year 15. For issue ages 66-75, the Surrender Charge percentage is 100% for Policy Years 1-3 and declines by 10% each year in Policy Years 4-11 and by 5% in Policy Years 12-14 until reaching zero at the beginning of Policy Year 15.

                              SURRENDER CHARGE PERCENTAGES            SURRENDER CHARGE PERCENTAGES
                                 ISSUE AGES UP TO AGE 66                    ISSUE AGES 66-75
                            ---------------------------------       ---------------------------------
                            SURRENDER CHARGE                        SURRENDER CHARGE
                             PERCENTAGE AT                           PERCENTAGE AT
                              BEGINNING OF                            BEGINNING OF
                              POLICY YEAR          PERCENTAGE         POLICY YEAR          PERCENTAGE
                            ----------------       ----------       ----------------       ----------
                                  1-5                 100%                1-3                 100%
                                    6                  90%                  4                  90%
                                    7                  80%                  5                  80%
                                    8                  70%                  6                  70%
                                    9                  60%                  7                  60%
                                   10                  50%                  8                  50%
                                   11                  40%                  9                  40%
                                   12                  30%                 10                  30%
                                   13                  20%                 11                  20%
                                   14                  10%                 12                  15%
                                   15+                  0%                 13                  10%
                                                                           14                   5%
                                                                           15+                  0%

     (d) Example. Assume a female Insured purchases the Policy at age 40 for $100,000 of Specified Amount, paying the Target Premium of $630 and an additional premium amount of $1,000 in excess of the Target Premium, for a total premium of $1,630. Assume further that she surrenders the Policy during the second Policy Year. The Surrender Charge is calculated as follows:

(i) Issue Charge -- [100 x $5.00]...........................    $500.00
     ($5.00 per $1,000.00 of Specified Amount)
(ii) Deferred Sales Charge
     (1) 30% of Target Premium Paid.........................    $189.00
       (.30 x $630.00); and
     (2) 7.5% of Premiums Paid In Excess of Target
      Premium...............................................    $ 75.00
       (.075 x $1,000.00)
(iii) Surrender Charge Percentage...........................        100%
(iv) Calculation of Surrender Charge
     [(a)$500.00 + (b)$189.00 + $75.00)] x (c) 100%.........    $764.00

     WITHDRAWAL CHARGE. We impose a charge of $25 for each partial withdrawal. This charge reimburses us for the administrative expenses related to the withdrawal.

     TRANSFER CHARGE. We reserve the right to charge up to $25 for each transfer. The transfer charge reimburses us for the administrative expenses related to the transfer.

     TAXES. Currently, no charges are made against the Separate Account for federal, state or other taxes attributable to the Separate Account. We may, however, in the future impose charges for income taxes or other taxes attributable to the Separate Account or the Policy. (See "Federal Tax Matters.")

     CHARGES AGAINST THE FUNDS. Under investment advisory agreements with each Fund, the investment manager and/or adviser provides investment advisory and/or management services for the portfolios. The Funds are responsible for advisory fees and various other expenses. Investment advisory fees and expenses differ with respect to each of the portfolios of the Funds and are subject to change. (See "The Funds.")

     Each portfolio may incur annual fund operating expenses consisting of management fees, 12b-1 fees and other expenses. The management fees for each portfolio for the year ending December 31, 1999 as a percentage of average net assets were as follows:

- Kemper High Yield                                                        0.60%
- Kemper Government Securities                                             0.55%
- Kemper Small Cap Growth                                                  0.65%
- KVS Dreman High Return Equity                                            0.75%
- Janus Aspen Capital Appreciation                                         0.65%
- PIMCO Low Duration Bond                                                  0.40%

- PIMCO Foreign Bond                                                       0.60%
- Templeton Developing Markets
  Securities Fund                                                          1.25%
- Scudder VLIF International                                              0.853%
- Scudder VLIF Growth and Income                                          0.475%
- Scudder VLIF Bond                                                       0.475%
- Scudder VLIF Money Market                                               0.370%

     Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2000, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the KVS Dreman High Return Equity portfolio to 0.87%. The amount set forth above reflects actual expenses for the past fiscal year, which were at or lower than this expense limit.

     The other expenses for each portfolio for the year ending December 31, 1999 as a percentage of average net assets were as follows:

- Kemper High Yield                                                        0.07%
- Kemper Government Securities                                             0.08%
- Kemper Small Cap Growth                                                  0.06%
- KVS Dreman High Return Equity                                            0.11%
- Janus Aspen Capital Appreciation                                         0.04%
- PIMCO Low Duration Bond                                                  0.38%
- PIMCO Foreign Bond                                                       0.65%
- Templeton Developing Markets
  Securities Fund                                                          0.31%
- Scudder VLIF International                                               0.18%
- Scudder VLIF Growth and Income                                           0.08%
- Scudder VLIF Bond                                                        0.09%
- Scudder VLIF Money Market                                                0.06%

     Expenses for Janus Aspen Capital Appreciation portfolio are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee. Expenses are shown without the effect of any expense offset arrangements.

     The Templeton Developing Markets Securities Fund's class 2 distribution plan or "Rule 12b-1 Plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's class 2 Rule 12b-1 Plan is 0.35% per year of the Fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

On February 8, 2000, portfolio shareholders approved a merger and reorganization that combined the portfolio with the Templeton Developing Markets Equity Fund, effective May 1, 2000. The shareholders of the Fund had approved new management fees, which apply to the combined fund effective May 1, 2000. The table shows restated total expenses based on the new fees and the assets of the portfolio as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the portfolio's expenses after May 1, 2000 would be estimated as: management fees 1.25%, 12b-1 fee 0.25% and other expenses 0.29%.

     Other expenses for PIMCO Low Duration Bond portfolio reflect a 0.25% administrative fee and 0.13% representing the portfolio's organizational expenses and pro rata Trustees' fees. Other expenses for PIMCO Foreign Bond portfolio reflect a 0.30% administrative fee, 0.20% interest expense and 0.15% representing the portfolio's organizational expenses and pro rata Trustees' fees. Pacific Investment Management Company has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% and 0.90%, respectively, of average daily net assets for the PIMCO Low Duration Bond and Foreign Bond portfolios. Taking into effect these reductions, total portfolio Expenses for the fiscal year ended December 31, 1999 would have been: for the PIMCO Low Duration Bond portfolio, .65% and for the PIMCO Foreign Bond portfolio, 1.10%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. For the PIMCO Foreign Bond portfolio the ratio of net expenses to average net assets excluding interest expense is 0.90%.

     For additional information about the fees and expenses of the Funds, see "The Funds", page 5, and the prospectuses for the Funds.

     The Fund(s) may pay 12b-1 fees to us or our affiliates for support services relating to Fund shares. We may receive compensation from the investment advisers for services related to the Funds. This compensation will be consistent with the services rendered or the cost savings resulting from the arrangement. For more information concerning investment advisory fees and other charges against the portfolios, see the Funds' prospectuses accompanying this Prospectus and Statements of Additional Information available from us upon request.

     SYSTEMATIC WITHDRAWAL PLAN. A charge of $50 is imposed to enter into a Systematic Withdrawal Plan. In addition, a $25 charge is imposed each time a change is made to the plan. These charges reimburse us for administrative expenses of this plan. (See "Systematic Withdrawal Plan.")

     REDUCTION OF CHARGES. We may reduce certain charges and the minimum initial premium in special circumstances that result in lower sales, administrative, or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to our policyowners, or sales to employees or clients of members of the Kemper group of companies. The amounts of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not unfairly discriminate against any person, including the affected Owners and owners of all other policies funded by the Separate Account.

                               GENERAL PROVISIONS

SETTLEMENT OPTIONS

     You, or Beneficiary at the death of the Insured if no election by you is in effect, may elect to have the Death Benefit or Surrender Value paid in a lump sum or have the amount applied to one of the Settlement Options. Payments under these options will not be affected by the investment experience of the Separate Account after proceeds are applied under a Settlement Option. The payee elects monthly, quarterly, semi-annual or annual payments. The option selected must result in a payment that at least equals our required minimum in effect when the option is chosen. If at any time the payments are less than the minimum, we may increase the period between payments to quarterly, semi-annual or annual or make the payment in one lump sum.

     Benefit payments are based on Surrender Value calculated on the day preceding the date the first benefit payment is due. The payment will be based on the Settlement Option elected in accordance with the appropriate settlement option table.

     OPTION 1--INCOME FOR SPECIFIED PERIOD. We pay income for the period and payment mode elected. The period elected must at least 5 years, but not more than 30 years.

     OPTION 2--LIFE INCOME. We pay monthly income to the payee during the payee's lifetime. If this Option is elected, annuity payments terminate automatically and immediately on the death of the payee without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

     OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED. We pay monthly income for the guaranteed period elected and thereafter for the remaining lifetime of the payee. The available guaranteed periods are 5, 10, 15 or 20 years.

     OPTION 4--JOINT AND SURVIVOR ANNUITY. We pay the full monthly income while both payees are living. Upon the death of either payee, the income continues during the lifetime of the surviving payee. The surviving payee's income is based on the percentage designated (50%, 66 2/3%, 75% or 100%) at election time. Payments terminate automatically and immediately upon the death of the surviving payee without regard to the number or total amount of payments received.

     We must consent to any other payment methods.

     The guaranteed monthly payments are based on an interest rate of 2.50% per year and, where mortality is involved, the "1983 Table a" individual mortality table developed by the Society of Actuaries, with a 5 year setback.

POSTPONEMENT OF PAYMENTS

     GENERAL. Payment of any amount due upon: (a) Policy termination at the Maturity Date, (b) surrender of the Policy, (c) payment of any Policy loan, or
(d) death of the Insured, may be postponed whenever:

          (1) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission;

          (2) The Commission by order permits postponement for the protection of owners; or

          (3) An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Separate Account.

     Transfers may also be postponed under these circumstances.

     PAYMENT NOT HONORED BY BANK. The portion of any payment due under the Policy which is derived from any amount paid to us by check or draft may be postponed until such time as we determine that such instrument has been honored by the bank upon which it was drawn.

THE CONTRACT

     The Policy, any endorsements, and the application constitute the entire contract between you and KILICO. All statements made by the Insured or contained in the application will, in the absence of fraud or misrepresentation, be deemed representations and not warranties.

     Only the President, the Secretary, or an Assistant Secretary of KILICO is authorized to change or waive the terms of a Policy. Any change or waiver must be in writing and signed by one of those persons.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Insured is misstated, the Death Benefit will be adjusted to reflect the correct sex and age.

INCONTESTABILITY

     We may contest the validity of a Policy if any material misrepresentations are made in the application. However, a Policy will be incontestable after it has been in force during the lifetime of the Insured for two years from the Issue Date. A new two year contestability period will apply to increases in insurance and to reinstatements, beginning with the effective date of the increase or reinstatement.

SUICIDE

     Suicide by the Insured, while sane or insane, within two years from the Issue Date (or within two years following an increase in Specified Amount) is a risk not assumed under the Policy. Our liability for such suicide is limited to the premiums paid less any withdrawals and Debt. When the laws of the state in which a Policy is delivered require less than a two year period, the period or amount paid will be as stated in such laws.

ASSIGNMENT

     No Policy assignment is binding on us until we receive it. We assume no responsibility for the validity of the assignment. Any claim under an assignment is subject to proof of the extent of the assignee's interest. If the Policy is assigned, your rights and the rights of the Beneficiary are subject to the rights of the assignee of record.

NONPARTICIPATING

     The Policy does not pay dividends. It does not participate in any of KILICO's surplus or earnings.

OWNER AND BENEFICIARY

     You may designate a new Owner while the Insured is alive.

     You designate primary and secondary Beneficiaries in the application. We rely upon the latest filed change of beneficiary. If the Insured dies, and no designated Beneficiary is alive at that time, we will pay the Insured's estate. The interest of any Beneficiary may be subject to that of an assignee.

     In order to change the Owner or a designated Beneficiary, you must sign our form. The change is effective when you sign the form, but we are not liable for payments made or actions taken before we receive the signed form.

RECORDS AND REPORTS

     We keep the Separate Account records. We send you, at your last known address of record, an annual report showing:

        - Death Benefit                          - partial withdrawals
        - Accumulation Unit Value                - transfers
        - Cash Value                             - Policy loans and repayments
        - Surrender Value                        - Policy charges
        - additional premium payments

     We also send you confirmations and acknowledgments of various transactions, as well as annual and semi-annual Fund reports.

WRITTEN NOTICES AND REQUESTS

     Send written notices or requests to our home office: Kemper Investors Life Insurance Company, Customer Service, 1 Kemper Drive, Long Grove, Illinois 60049. Please include the Policy number and the Insured's full name. We send notices to your address shown in the application unless an address change is filed with us.

OPTIONAL INSURANCE BENEFITS

     The following optional insurance benefits are available by Rider at the time of application:

          - waiver of monthly deductions due to Insured's total disability,

          - term insurance on the Insured's dependent children,

          - acceleration of a portion of the death benefit due to Insured's terminal illness, and

          - term insurance on additional insureds.

     The cost of these benefits is added to the monthly deduction. These benefits and restrictions are described in the Rider. We provide samples of these provisions upon written request.

                             DOLLAR COST AVERAGING

     Under our Dollar Cost Averaging program, Cash Value in the Fixed Account, the Scudder VLIF Money Market Subaccount or the Kemper Government Securities Subaccount ("DCA Subaccount") is automatically transferred monthly to other Subaccounts and the Fixed Account. A Policy owner may enroll any time by completing our Dollar Cost Averaging form. Transfers are made on the 10th day of the month. We must receive the enrollment form at least 5 business days before the transfer date.

     Transfers commence on the first transfer date following the Trade Date. The minimum transfer amount is $500 per Subaccount or Fixed Account. In order to enroll, Cash Value in the DCA Subaccount must be at least $10,000. Dollar Cost Averaging automatically ends if Cash Value in the DCA Subaccount is less than the amount designated to be transferred. Cash Value remaining in the DCA Subaccount will be transferred.

     Dollar Cost Averaging ends if:

          - the number of designated monthly transfers has been completed,

          - Cash Value attributable to the DCA Subaccount is insufficient to complete the next transfer,

          - we receive your written termination at least 5 business days before the next transfer date, or

          - the Policy is surrendered.

     We will give 30 days notice if we amend the Dollar Cost Averaging program. We may terminate the program at any time.

     You may change Dollar Cost Averaging instructions by completing our enrollment form. We must receive the enrollment form at least 5 business days (10 business days for Fixed Account transfers), before the next transfer date.

     To participate in Dollar Cost Averaging, you may have Cash Value in the Fixed Account and no more than 8 non-DCA Subaccounts.

                           SYSTEMATIC WITHDRAWAL PLAN

     We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals after the first Policy Year. You instruct us to withdraw selected amounts from the Fixed Account, or up to 2 Subaccounts, on a monthly, quarterly, semi-annual or annual basis. Your periodic payment must be at least $500. These periodic payments are partial withdrawals and are subject to surrender charges. (See "Policy Benefits and Rights--Surrender Privileges," page 14.) The $25 withdrawal charge does not apply. However, we charge $50 to establish an SWP and a $25 charge each time a change is made. These charges reimburse us for SWP administrative expenses. Periodic payments may be subject to income taxes, withholding and tax penalties. (See "Federal Tax Matters.") An SWP application and additional information may be obtained from us or from your representative. We will give 30 days notice if we amend the SWP. The SWP may be terminated at any time by you or us.

                            DISTRIBUTION OF POLICIES

     The Policy is sold by licensed insurance representatives who represent us and who are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Policy is distributed through the principal underwriter, Investors Brokerage Services, Inc. ("IBS"), our affiliate. IBS is engaged in the sale and distribution of other variable life policies and annuities.

     The maximum sales commission payable to registered representatives is approximately 63% of premiums up to the commission target premium and 2.5% of excess premium in the first year and 2.5% of total premium in renewal years two through ten. Beginning in the second Policy Year, a service fee on assets which have been maintained and serviced may also be paid. In addition, certain overrides and production and managerial bonuses may be paid. These additional amounts may constitute a substantial portion of total commissions and fees paid. Firms to which service fees and commissions may be paid include affiliated broker-dealers. In addition to the commissions described above, we may pay additional promotional incentives, in the form of cash or other compensation, to licensed broker-dealers that sell the Policy. These incentives may be offered to certain broker-dealers that sell or are expected to sell certain minimums during specified periods.

                              FEDERAL TAX MATTERS

INTRODUCTION

     This discussion of the federal income tax treatment of the Policy is not exhaustive, does not cover all situations, and is not intended as tax advice. The federal income tax treatment of the Policy is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended ("Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

     This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with owning the Policy. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE OR LOCAL--OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

OUR TAX STATUS

     We are taxed as a life insurance company and the operations of the Separate Account are treated as part of our total operations. The operations of the Separate Account do not materially affect our federal income tax liability because we are allowed a deduction to the extent that net investment income of the Separate Account is applied to increase Cash Value. We may incur state and local taxes attributable to the Separate Account. At present, these taxes are not significant. Accordingly, we do not charge or credit the Separate Account for federal, state or local taxes. However, our federal income taxes are increased because of the federal tax law's treatment of deferred acquisition costs. Accordingly, we charge 1% of each premium payment to compensate us for our higher corporate income tax liability.

     If there is a material change in law, charges or credits may be made to the Separate Account for taxes or reserves for taxes. These charges or credits are determined independently of the taxes we actually pay.

TAXATION OF LIFE INSURANCE POLICIES

     TAX STATUS OF THE POLICY. The Code establishes a definition of life insurance which, in part, places limitations on the amount of premiums that may be paid and the Cash Value that can accumulate relative to the Death Benefit. We believe the Policy meets this definition. We reserve the right to refund premiums and earnings thereon, increase the Death Benefit (which may result in higher Policy charges), or take any other action we deem necessary to ensure the Policy's compliance with the tax definition of life insurance. The Death Benefit is generally excludable from the Beneficiary's gross income. Interest and other income credited are not taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the Insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified", and (2) we, rather than you, are considered the owner of the assets of the Separate Account.

     DIVERSIFICATION REQUIREMENTS. The Code prescribes the manner in which the Separate Account must be "adequately diversified." If the Separate Account fails to comply with these diversification standards, the Policy will not be treated as a life insurance contract, and you will be taxed on the income on the contract (as defined in the tax law). We expect that the Separate Account, through the Funds, will comply with the prescribed diversification requirements.

     OWNERSHIP TREATMENT. In certain circumstances, variable life insurance contract owners may be considered the owners of the assets of a segregated asset account such as the Separate Account. Income and gains from the Separate Account would then be includible in your gross income. The Internal Revenue Service ("IRS") has stated that a variable contract owner will be considered the owner of the assets of a separate account if the owner possesses the ability to exercise investment control over such assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate Cash Values among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

     We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy as necessary to attempt to prevent Policy Owners from being considered the owners of the assets of the Separate Account. However, there is no assurance that such efforts would be successful.

     The following discussion assumes that the Policy will be treated as a life insurance contract for tax purposes.

     TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the Death Benefit is excludable from the beneficiary's gross income under the Code. Certain transfers of the Policy, however, may result in a portion of the Death Benefit being taxable. If the Death Benefit is paid under a Settlement Option, generally payments will be prorated between the non-taxable Death Benefit and taxable interest.

     TAX DEFERRAL DURING ACCUMULATION PERIOD. Any increase in Cash Value is generally not taxable to you unless amounts are received (or are deemed to be received) from the Policy before the Insured's death. If the Policy is surrendered, the excess of Cash Value over the "investment in the contract" is includible in your income. The "investment in the contract" generally is premium payments minus non-taxable distributions. As described below, the tax treatment of amounts distributed, including loans, while the Insured(s) are alive depends upon whether your Policy is a "modified endowment contract" ("MEC"). The term "modified endowment contract," or "MEC," is defined below.

POLICIES WHICH ARE NOT MECS

     TAX TREATMENT OF WITHDRAWALS GENERALLY. If the Policy is not a MEC, the amount of any withdrawal generally will be treated first as a non-taxable recovery of premiums and then as taxable income. Thus, a withdrawal from a non-MEC Policy generally is not taxable income unless the total withdrawals exceed the investment in the contract.

     DISTRIBUTIONS REQUIRED IN THE FIRST 15 POLICY YEARS. The Code limits the amount of premium that may be paid and Cash Value that can accumulate relative to the Death Benefit. Where cash distributions are required in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits during this period), some or all of such amounts may be taxable. A reduction in benefits may result from a decrease in Specified Amount, a change from an Option B Death Benefit to an Option A Death Benefit, if withdrawals are made, and in certain other instances.

     TAX TREATMENT OF LOANS. If a Policy is not a MEC, a loan generally is treated as indebtedness of the Owner. As a result, the loan is not taxable income to you if the Policy remains in force. However, when the interest rate credited to the Loan Account is the same as the interest rate charged for the loan, it is unclear whether the IRS would consider some or all of the loan proceeds to be includible in income. Absent further guidance, we will treat all loans as indebtedness. If a Policy lapses when a loan is outstanding, the amount of the loan outstanding will be treated as a surrender in determining whether any amounts are includible in the Owner's income.

     Generally, interest paid on Policy Loans or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax adviser should be consulted before taking any Policy Loan.

POLICIES WHICH ARE MECS

     CHARACTERIZATION OF A POLICY AS A MEC. A Policy is a MEC if (1) the Policy is received in exchange for a life insurance contract that was a MEC, or (2) the Policy is issued on or after June 21, 1988 and premiums are paid more rapidly than permitted under the "7-Pay Test." A Policy fails this test (and thus is a MEC) if the accumulated amount paid during the 1st 7 Policy Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. Under the Code, a material change of the Policy generally results in a reapplication of the 7-Pay Test. In addition, any reduction in benefits during the 7-Pay period will affect the application of this test.

     We monitor the Policies and attempt to notify Owners on a timely basis if a Policy is in jeopardy of becoming a MEC. You may then request that we take available steps to avoid treating the Policy as a MEC.

     TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the Policy is a MEC, withdrawals are treated first as withdrawals of income and then as a recovery of premiums. Thus, withdrawals are includible in income to the extent that Cash Value exceeds the investment in the contract. A Policy loan is treated as a withdrawal for tax purposes.

     If you assign or pledge Cash Value under a MEC (or agree to assign or pledge any portion), such portion is a withdrawal for tax purposes. The investment in the contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a MEC, you should consult a tax adviser.

     PENALTY TAX. Generally, proceeds of a surrender or a withdrawal (or the amount of any deemed withdrawal) from a MEC are subject to a penalty tax of 10% of the portion of the proceeds that is includible in income, unless the surrender or withdrawal is made (1) after you attain age 59 1/2, (2) because you have become disabled (as defined in the Code), or (3) as substantially equal periodic payments over your life or life expectancy (or the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

     AGGREGATION OF POLICIES. All life insurance contracts which are treated as MECs and which are purchased by the same person from us or our affiliates within the same calendar year are aggregated and treated as one contract in determining the tax on withdrawals (including deemed withdrawals). The effects of aggregation are not always clear; however, it could affect the taxable amount of a withdrawal (or a deemed withdrawal) and could subject the withdrawal to the 10% penalty tax.

CONSIDERATIONS APPLICABLE TO BOTH MECS AND NON-MECS

     LOSS OF INTEREST DEDUCTION WHERE POLICIES ARE HELD BY OR FOR THE BENEFIT OF CORPORATIONS, TRUSTS, ETC. If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of only one individual who is (a) a 20 percent owner of the entity, or (b) an officer, director, or employee of the trade or business, at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be Beneficiaries under a Policy, should consult a tax adviser.

     OTHER CONSIDERATIONS. Changing the Owner, exchanging the Policy, changing from one Death Benefit option to another, and other Policy changes may have tax consequences depending on the circumstances of the change. Federal estate and state and local estate taxes or inheritance taxes and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or Beneficiary. The exchange of one life insurance contract for another life insurance contract generally is not taxed (unless cash is distributed or a loan is reduced or forgiven). The insured under the new contract must be the same as the insured under the old contract.

FEDERAL INCOME TAX WITHHOLDING

     We withhold and send to the federal government a part of the taxable portion of withdrawals unless you notify us in writing at the time of withdrawal that you are electing no withholding. You are always responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                              LEGAL CONSIDERATIONS

     On July 6, 1983, the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The Policy contains cost of insurance rates that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of federal, state and local laws, including Title VII of the Civil Rights Act, the Equal Pay Act, and NORRIS and subsequent cases on any employment-related insurance or fringe benefit program before purchasing the Policy.

                  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

     We hold the assets of the Separate Account. We keep these assets segregated and apart from our general funds. We maintain records of all purchases and redemptions of the shares of each portfolio of the Funds by each of the Subaccounts.

                                VOTING INTERESTS

     We vote a Fund's shares held in the Separate Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Separate Account. Owners of all Policies participating in each Subaccount are entitled to give us instructions with respect to that Subaccount. An Owner's proportionate interest in that Subaccount is measured by units. We determine the number of shares for which an Owner may give voting instructions as of the record date for the meeting. Owners will receive proxy material, reports, and other materials relating to the appropriate portfolio of the Funds.

     We vote all Fund shares held in the Separate Account proportionately based on Owners' instructions. If changes in law permit, we may vote a Fund's shares in our own right.

     We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of the Fund or of one or more of its portfolios or to approve or disapprove an investment advisory contract for a portfolio of the Fund. In addition, we may disregard voting instructions in favor of changes initiated by an Owner in the investment policy or the investment adviser of a portfolio of a Fund if we reasonably disapprove of such changes. A proposed change would be disapproved only if the change is contrary to state law or prohibited by state regulatory authorities, or if we determine that the change would have an adverse effect on our General Account in that the proposed investment policy for a portfolio may result in overly speculative or unsound investments. In the event we disregard voting instructions, we will include a summary of that action and the reasons for it in the next annual report to Owners.

                           STATE REGULATION OF KILICO

     KILICO, a stock life insurance company organized under the laws of Illinois, is subject to regulation by the Illinois Department of Insurance. We file an annual statement with the Director of Insurance on or before March 1st of each year covering our operations and reporting on our financial condition as of December 31st of the preceding year. Periodically, the Director of Insurance examines the liabilities and reserves of KILICO and the Separate Account and certifies to their adequacy.

     In addition, we are subject to the insurance laws and regulations of the other states where we operate. Generally, the insurance departments of other states apply the laws of Illinois in determining our permissible investments.

                        KILICO'S DIRECTORS AND OFFICERS

     Our directors and principal officers are listed below together with their current positions and their other business experience during the past five years. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.

            NAME AND AGE
        POSITION WITH KILICO
          YEAR OF ELECTION                OTHER BUSINESS EXPERIENCE DURING PAST 5 YEARS OR MORE
        --------------------              -----------------------------------------------------
Gale K. Caruso (42)                    President and Chief Executive Officer of Federal Kemper Life
President and Chief Executive Officer  Assurance Company ("FKLA"), Fidelity Life Association
since June 1999. Director since July   ("FLA"), Zurich Life Insurance Company of America ("ZLICA")
1999.                                  and Zurich Direct, Incorporated ("ZD") since June 1999.
                                       Director of FKLA, FLA and ZLICA since July 1999. Chairman,
                                       President and Chief Executive Officer of Scudder Canada
                                       Investor Services, Ltd. from 1995 to June 1999. Managing
                                       Director of Scudder Kemper Investments, Inc. from July 1986 to June 1999.

Eliane C. Frye (52)                    Executive Vice President of FKLA and FLA since March 1995.
Executive Vice President since March   Executive Vice President of ZLICA and ZD since March 1996.
1995. Director since May 1998.         Director of FLA since December 1997. Director of FKLA and
                                       ZLICA since May 1998. Director of ZD from March 1996 to
                                       March 1997. Director of IBS and IBSIA since 1995. Senior
                                       Vice President of KILICO, FKLA and FLA from 1993 to 1995.
                                       Vice President of FKLA and FLA from 1988 to 1993.

Frederick L. Blackmon (48)             Senior Vice President and Chief Financial Officer of FKLA
Senior Vice President and Chief        since December 1995. Senior Vice President and Chief
Financial Officer since December       Financial Officer of FLA since January 1996. Senior Vice
1995.                                  President and Chief Financial Officer of ZLICA and ZD since
                                       March 1996. Director of FLA since May 1998. Director of ZD from March 1996 to March 1997. Treasurer and Chief Financial
                                       Officer of Kemper since January 1996. Chief Financial
                                       Officer of Alexander Hamilton Life Insurance Company from
                                       April 1989 to November 1995.

Russell M. Bostick (43)                Senior Vice President and Chief Information Officer of FKLA,
Senior Vice President and Chief        FLA, ZLICA and ZD since March 1999. Vice President and Chief
Information Officer since March 1999.  Information Officer of FKLA, FLA, KILICO, ZLICA and ZD from
                                       April 1998 to March 1999. Chief Technology Officer of
                                       Corporate Software & Technology from June 1997 to April
                                       1998. Vice President, Information Technology Department of
                                       CNA Insurance Companies from January 1995 to June 1997.

James C. Harkensee (41)                Senior Vice President of FKLA and FLA since January 1996.
Senior Vice President since January    Senior Vice President of ZLICA and ZD since 1995. Director
1996.                                  of ZD from April 1993 to March 1997 and since March 1998.
                                       Vice President of ZLICA from 1992 to 1995. Vice President of
                                       ZD from 1994 to 1995.

James E. Hohmann (44)                  Senior Vice President of FKLA since December 1995. Chief
Senior Vice President since December   Actuary of FKLA and KILICO from December 1995 to January
1995. Director since May 1998.         1999. Senior Vice President of FLA since January 1996. Chief
                                       Actuary of FLA from January 1996 to January 1999. Senior
                                       Vice President of ZLICA and ZD since March 1996. Chief
                                       Actuary of ZLICA and ZD from March 1996 to January 1999.
                                       Director of FLA since June 1997. Director of FKLA and ZLICA since May 1998. Director of ZD from March 1996 to March
                                       1997. Managing Principal (Partner) of Tillinghast-Towers
                                       Perrin from January 1991 to December 1995.

Edward K. Loughridge (45)              Senior Vice President and Corporate Development Officer of
Senior Vice President and Corporate    FKLA and FLA since January 1996. Senior Vice President and
Development Officer since January      Corporate Development Officer for ZLICA and ZD since March
1996.                                  1996. Senior Vice President of Human Resources of
                                       Zurich-American Insurance Group from February 1992 to March
                                       1996.

            NAME AND AGE
        POSITION WITH KILICO
          YEAR OF ELECTION                OTHER BUSINESS EXPERIENCE DURING PAST 5 YEARS OR MORE
        --------------------              -----------------------------------------------------
Debra P. Rezabek (44)                  Senior Vice President of FKLA and FLA since March 1996.
Senior Vice President since 1996.      Corporate Secretary of FKLA and FLA since January 1996.
General Counsel since 1992. Corporate  Director of FLA since May 1998. Vice President of KILICO,
Secretary since January 1996.          FKLA and FLA since 1995. General Counsel and Director of
                                       Government Affairs of FKLA and FLA since 1992 and of KILICO since 1993. Senior Vice President, General Counsel and
                                       Corporate Secretary of ZLICA and ZD since March 1996.
                                       Director of ZD from March 1996 to March 1997. Secretary of
                                       IBS and IBSIA since 1993. Director of IBS and IBSIA from
                                       1993 to 1996. General Counsel and Assistant Secretary of
                                       KILICO, FKLA and FLA from 1992 to 1996. Assistant Secretary of Kemper since January 1996.

Edward L. Robbins (60)                 Senior Vice President and Chief Actuary of FKLA, FLA, ZLICA
Senior Vice President and Chief        and ZD since March 1999. Senior Actuary of FKLA, FLA,
Actuary since March 1999.              KILICO, ZLICA and ZD from July 1998 to March 1999. Principal of KPMG Peat Marwick LLP from May 1984 to July 1998.

Kenneth M. Sapp (54)                   Senior Vice President of FKLA, FLA and ZLICA since January
Senior Vice President since January    1998. Senior Vice President of ZD since March 1998. Director
1998.                                  of IBS since May 1998. Director of IBSIA since September
                                       1998. Vice President--Aetna Life Brokerage of Aetna Life &
                                       Annuity Company from February 1992 to January 1998.

George Vlaisavljevich (57)             Senior Vice President of FKLA, FLA and ZLICA since October
Senior Vice President since October    1996. Senior Vice President of ZD since March 1997. Director
1996.                                  of IBS and IBSIA since October 1996. Executive Vice
                                       President of The Copeland Companies from April 1983 to
                                       September 1996.

William H. Bolinder (56)               Director of FKLA and FLA since January 1996. Director of
Chairman of the Board from             ZLICA and ZD since March 1995. Chairman of the Board of FKLA
January 1996 to June 1999 and          and FLA from January 1996 to June 1999 and since April 2000.
since April 2000. Director since       Chairman of the Board of ZLICA and ZD from March 1995 to
January 1996.                          June 1999 and since April 2000. Chairman of the Board and
                                       Director of Kemper since January 1996. Director of SKI since
                                       January 1996. Vice Chairman of SKI from January 1996 to
                                       1998. Member of the Group Executive Board of Zurich
                                       Financial Services Group since 1998. Member of the Corporate
                                       Executive Board of Zurich Insurance Group from October 1994 to 1998. Chairman of Zurich American Insurance Company since
                                       1998. Chairman of the Board of American Guarantee and
                                       Liability Insurance Company, Zurich American Insurance
                                       Company of Illinois, American Zurich Insurance Company and
                                       Steadfast Insurance Company since 1995. Chief Executive
                                       Officer of American Guarantee and Liability Insurance
                                       Company, Zurich American Insurance Company of Illinois and
                                       American Zurich Insurance Company from 1986 to June 1995.
                                       President of Zurich Holding Company of America ("ZHCA")
                                       since 1995. Vice Chairman of ZHCA since 1996. Underwriter
                                       for Zurich American Lloyds since 1986.

David A. Bowers (53)                   Director of FKLA and ZLICA since May 1997. Director of FLA
Director since May 1997.               since June 1997. Executive Vice President, Corporate
                                       Secretary and General Counsel of Zurich U.S. since August
                                       1985. Vice President, General Counsel and Secretary of
                                       Kemper since January 1996.

Gunther Gose (55)                      Director of FKLA, FLA and ZLICA since November 1998. Chief
Director since November 1998.          Financial Officer and Member of the Group Executive Board of
                                       Zurich Financial Services since October 1998. Member of the
                                       Corporate Executive Board of Zurich Insurance Group from
                                       April 1990 to October 1998.

                                 LEGAL MATTERS

     All matters of Illinois law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Illinois Insurance Law, have been passed upon by Frank J. Julian, our Associate General Counsel. Jorden Burt Boros Cicchetti Berenson & Johnson, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of Policies.

                               LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We are not a party in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.

                                    EXPERTS

     The consolidated balance sheets of KILICO as of December 31, 1999 and 1998 and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for the years ended December 31, 1999, 1998 and 1997 have been included herein and in the registration statement in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

     The statements of assets and liabilities and policy owners' equity of the Separate Account as of December 31, 1999 and the related statements of operations for the year then ended and the statements of changes in policy owners' equity for each of the two years then ended has been included herein in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

     Actuarial matters included in this prospectus have been examined by Steven
D. Powell, FSA as stated in the opinion filed as an exhibit to the Registration Statement.

                             REGISTRATION STATEMENT

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies. For further information concerning the Separate Account, KILICO and the Policy, reference is made to the Registration Statement as amended with exhibits. Copies of the Registration Statement are available from the Commission upon payment of a fee or at the SEC's website at http://www.sec.gov.

                              FINANCIAL STATEMENTS

     The financial statements of the Separate Account relate to other life insurance policies in addition to other than those offered by this Prospectus. Our included financial statements should be considered only as bearing upon our ability to meet our contractual obligations under the Policy. The investment experience of the Separate Account does not affect our financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors of Kemper Investors Life Insurance Company and Policy Owners of Kemper Investors Life Insurance Company's KILICO
Variable Separate Account

     In our opinion, the accompanying statements of assets and liabilities and policy owners' equity and the related statements of operations and changes in policy owners' equity present fairly, in all material respects, the financial position of the subaccounts of Kemper Investors Life Insurance Company's (the "Company") KILICO Variable Separate Account, which includes the Kemper High Yield Subaccount, Kemper Government Securities Subaccount, Kemper-Dreman High Return Equity Subaccount, Kemper Small Cap Growth Subaccount (investment options within the Kemper Variable Series, formerly the Investors Fund Series), Janus Aspen Capital Appreciation Subaccount (investment option within the Janus Aspen Series), PIMCO Low Duration Bond Subaccount, PIMCO Foreign Bond Subaccount (investment options within the PIMCO Variable Insurance Trust), Scudder VLIF International Subaccount, Scudder VLIF Growth and Income Subaccount, Scudder VLIF Bond Subaccount and Scudder VLIF Money Market Subaccount (investment options within the Scudder Variable Life Investment Fund), thereof at December 31, 1999, and the results of their operations for the period presented and the changes in their policy owners' equity for each of the two years then ended, except for the Kemper-Dreman High Return Equity Subaccount, Janus Aspen Capital Appreciation Subaccount, PIMCO Low Duration Bond Subaccount, PIMCO Foreign Bond Subaccount, Scudder VLIF Bond Subaccount, and Scudder VLIF Money Market Subaccount as to which the period is March 12, 1999 (commencement of operations) to December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of investments owned at December 31, 1999 provide a reasonable basis for the opinion expressed above.

                                       PricewaterhouseCoopers LLP

Chicago, Illinois
February 24, 2000

                      (This page intentionally left blank)

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES AND POLICY OWNERS' EQUITY

DECEMBER 31, 1999
(IN THOUSANDS)

                                                                                                                     JANUS ASPEN
                                                                           KEMPER VARIABLE SERIES*                     SERIES
                                                             ----------------------------------------------------   -------------
                                                                            KEMPER        KEMPER-        KEMPER      JANUS ASPEN
                                                               KEMPER     GOVERNMENT    DREMAN HIGH    SMALL CAP       CAPITAL
                                                             HIGH YIELD   SECURITIES   RETURN EQUITY     GROWTH     APPRECIATION
                                                             SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                             ----------   ----------   -------------   ----------   -------------
ASSETS
  Investments in underlying portfolio funds, at current
    value..................................................    $  973       4,307           15           2,174           28
  Dividends and other receivables..........................     --          --           --              --           --
                                                               ------       -----           --           -----           --
        Total assets.......................................       973       4,307           15           2,174           28
                                                               ------       -----           --           -----           --
LIABILITIES AND POLICY OWNERS' EQUITY
  Liabilities:
    Mortality and expense risk charges.....................         1           3        --                  2        --
    Other payables.........................................     --          --           --                  1            1
                                                               ------       -----           --           -----           --
        Total liabilities..................................         1           3        --                  3            1
                                                               ------       -----           --           -----           --
  Policy owners' equity....................................    $  972       4,304           15           2,171           27
                                                               ======       =====           ==           =====           ==
ANALYSIS OF POLICY OWNERS' EQUITY
  Excess (deficiency) of proceeds from units sold over
    payments for units redeemed............................    $  (55)      1,799           16           1,460           21
  Accumulated net investment income (loss).................     1,015       2,046        --                 43           (1)
  Accumulated net realized gain on sales of investments....        25         578        --                 25            1
  Unrealized appreciation (depreciation) of investments....       (13)       (119)          (1)            643            6
                                                               ------       -----           --           -----           --
  Policy owners' equity....................................    $  972       4,304           15           2,171           27
                                                               ======       =====           ==           =====           ==

---------------

* Formerly Investors Fund Series

See accompanying notes to financial statements.

          PIMCO VARIABLE
          INSURANCE TRUST                  SCUDDER VARIABLE LIFE INVESTMENT FUND
     -------------------------   ----------------------------------------------------------
        PIMCO         PIMCO                      SCUDDER VLIF
     LOW DURATION    FOREIGN     SCUDDER VLIF     GROWTH AND    SCUDDER VLIF   SCUDDER VLIF
         BOND          BOND      INTERNATIONAL      INCOME          BOND       MONEY MARKET
      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
     ------------   ----------   -------------   ------------   ------------   ------------
          --             2            93              69              1             33
          --            --            --              --             --              3
          --            --            --              --             --             --
          --             2            93              69              1             36
          --            --            --              --             --             --
          --            --            --              --             --             --
          --            --            --              --             --             --
          --            --            --              --             --             --
          --            --            --              --             --             --
          --            --            --              --             --             --
          --             2            93              69              1             36
          ==            ==            ==              ==             ==             ==
          --             2            68              69              1             33
          --            --             2               1             --              3
          --            --             1              --             --             --
          --            --            22              (1)            --             --
          --            --            --              --             --             --
          --             2            93              69              1             36
          ==            ==            ==              ==             ==             ==

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999
(IN THOUSANDS)

                                                                                                                    JANUS ASPEN
                                                                          KEMPER VARIABLE SERIES*                     SERIES
                                                            ----------------------------------------------------   -------------
                                                                           KEMPER        KEMPER-        KEMPER      JANUS ASPEN
                                                              KEMPER     GOVERNMENT    DREMAN HIGH    SMALL CAP       CAPITAL
                                                            HIGH YIELD   SECURITIES   RETURN EQUITY     GROWTH     APPRECIATION
                                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT(A)   SUBACCOUNT   SUBACCOUNT(A)
                                                            ----------   ----------   -------------   ----------   -------------
REVENUE
  Dividends and capital gains distributions..............      $125          219        --              --           --
EXPENSES
  Mortality and expense risk charges.....................        13           40        --                14             1
                                                               ----         ----           --            ---            --
Net investment income (loss).............................       112          179        --               (14)           (1)
                                                               ----         ----           --            ---            --
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sales of investments.......       (41)       --           --                13             1
  Change in unrealized appreciation (depreciation) of
    investments..........................................       (58)        (189)          (1)           550             6
                                                               ----         ----           --            ---            --
Net realized and unrealized gain (loss) on investments...       (99)        (189)          (1)           563             7
                                                               ----         ----           --            ---            --
Net increase (decrease) in policy owners' equity
  resulting from operations..............................      $ 13          (10)          (1)           549             6
                                                               ====         ====           ==            ===            ==

---------------

 *  Formerly Investors Fund Series
(a) For the period March 12, 1999 (commencement of operations) to December 31, 1999.

See accompanying notes to financial statements.

  PIMCO VARIABLE INSURANCE
            TRUST                          SCUDDER VARIABLE LIFE INVESTMENT FUND
-----------------------------   ------------------------------------------------------------
  PIMCO LOW         PIMCO                       SCUDDER VLIF
  DURATION         FOREIGN      SCUDDER VLIF     GROWTH AND    SCUDDER VLIF    SCUDDER VLIF
    BOND            BOND        INTERNATIONAL      INCOME          BOND        MONEY MARKET
SUBACCOUNT(A)   SUBACCOUNT(A)    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT(A)   SUBACCOUNT(A)
-------------   -------------   -------------   ------------   -------------   -------------
     --              --               3               2             --               3
     --              --               1               1             --              --
      --              --             --              --              --              --
     --              --               2               1             --               3
      --              --             --              --              --              --
     --              --               1              --             --              --
     --              --              22              (1)            --              --
      --              --             --              --              --              --
     --              --              23              (1)            --              --
      --              --             --              --              --              --
     --              --              25              --             --               3
      ==              ==             ==              ==              ==              ==

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN POLICY OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 1999
(IN THOUSANDS)

                                                                                                                     JANUS ASPEN
                                                                           KEMPER VARIABLE SERIES*                     SERIES
                                                             ----------------------------------------------------   -------------
                                                                            KEMPER        KEMPER-        KEMPER      JANUS ASPEN
                                                               KEMPER     GOVERNMENT    DREMAN HIGH    SMALL CAP       CAPITAL
                                                             HIGH YIELD   SECURITIES   RETURN EQUITY     GROWTH     APPRECIATION
                                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT(A)   SUBACCOUNT   SUBACCOUNT(A)
                                                             ----------   ----------   -------------   ----------   -------------
OPERATIONS
 Net investment income (loss)..............................    $  112         179        --                (14)          (1)
 Net realized gain (loss) on sales of investments..........       (41)      --           --                 13            1
 Change in unrealized appreciation (depreciation) of
   investments.............................................       (58)       (189)          (1)            550            6
                                                               ------       -----           --           -----           --
   Net increase (decrease) in policy owners' equity
     resulting from operations.............................        13         (10)          (1)            549            6
                                                               ------       -----           --           -----           --
ACCOUNT UNIT TRANSACTIONS
 Proceeds from units sold..................................       121          33            9             988           14
 Net transfers (to) from affiliate and subaccounts.........      (341)        (44)          11             (60)          13
 Payments for units redeemed...............................      (153)        (68)          (4)           (388)          (6)
                                                               ------       -----           --           -----           --
   Net increase (decrease) in policy owners' equity from
     account unit transactions.............................      (373)        (79)          16             540           21
                                                               ------       -----           --           -----           --
Total increase (decrease) in policy owners' equity.........      (360)        (89)          15           1,089           27
POLICY OWNERS' EQUITY
 Beginning of period.......................................     1,332       4,393        --              1,082        --
                                                               ------       -----           --           -----           --
 End of period.............................................    $  972       4,304           15           2,171           27
                                                               ======       =====           ==           =====           ==

---------------

 *  Formerly Investors Fund Series

(a) For the period March 12, 1999 (commencement of operations) to December 31, 1999.

See accompanying notes to financial statements.


  PIMCO VARIABLE INSURANCE
            TRUST                          SCUDDER VARIABLE LIFE INVESTMENT FUND
-----------------------------   ------------------------------------------------------------
  PIMCO LOW         PIMCO                       SCUDDER VLIF
  DURATION         FOREIGN      SCUDDER VLIF     GROWTH AND    SCUDDER VLIF    SCUDDER VLIF
    BOND            BOND        INTERNATIONAL      INCOME          BOND        MONEY MARKET
SUBACCOUNT(A)   SUBACCOUNT(A)    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT(A)   SUBACCOUNT(A)
-------------   -------------   -------------   ------------   -------------   -------------
     --              --                2              1             --                3
     --              --                1             --             --               --
     --              --               22             (1)            --               --
     --              --              ---            ---              --             ---
     --              --               25             --             --                3
     --              --              ---            ---              --             ---
     --               2               44             55              1              146
     --               1               29             26             --              (37)
     --              (1)             (13)           (18)            --              (76)
     --              --              ---            ---              --             ---
     --               2               60             63              1               33
     --              --              ---            ---              --             ---
     --               2               85             63              1               36
     --              --                8              6             --               --
     --              --              ---            ---              --             ---
     --               2               93             69              1               36
     ==              ==              ===            ===              ==             ===

KILICO VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN POLICY OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 1998
(IN THOUSANDS)

                                                                                                        SCUDDER VARIABLE LIFE
                                                                   KEMPER VARIABLE SERIES*                 INVESTMENT FUND
                                                            -------------------------------------   -----------------------------
                                                                           KEMPER        KEMPER                     SCUDDER VLIF
                                                              KEMPER     GOVERNMENT    SMALL CAP    SCUDDER VLIF     GROWTH AND
                                                            HIGH YIELD   SECURITIES      GROWTH     INTERNATIONAL      INCOME
                                                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT(A)   SUBACCOUNT(A)
                                                            ----------   -----------   ----------   -------------   -------------
OPERATIONS
 Net investment income....................................    $   71          232           55           --              --

 Net realized gain (loss) on sales of investments.........       (42)         284           12           --              --
 Change in unrealized appreciation (depreciation) of
   investments............................................       (10)        (253)          75           --              --
                                                              ------        -----        -----           --              --
   Net increase in policy owners' equity resulting from
     operations...........................................        19          263          142           --              --
                                                              ------        -----        -----           --              --
ACCOUNT UNIT TRANSACTIONS
 Proceeds from units sold.................................        86           32          590            2               4
 Net transfers (to) from affiliate and subaccounts........      (502)        (399)         318            7               4
 Payments for units redeemed..............................      (205)        (200)        (192)          (1)             (2)
                                                              ------        -----        -----           --              --
   Net increase (decrease) in policy owners' equity from
     account unit transactions............................      (621)        (567)         716            8               6
                                                              ------        -----        -----           --              --
     Total increase (decrease) in policy owners' equity...      (602)        (304)         858            8               6
POLICY OWNERS' EQUITY
 Beginning of period......................................     1,934        4,697          224           --              --
                                                              ------        -----        -----           --              --
 End of period............................................    $1,332        4,393        1,082            8               6
                                                              ======        =====        =====           ==              ==

---------------

 *   Formerly Investors Fund Series

(a) For the period June 15, 1998 (commencement of operations) to December 31, 1998.

See accompanying notes to financial statements.

KILICO VARIABLE SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

(1) GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     KILICO Variable Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is an indirect, wholly-owned subsidiary of Zurich Financial Services ("ZFS"). ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG is listed on the Swiss Market Index (SMI). Allied Zurich p.l.c. is included in the FTSE-100 share Index in London.

     The Separate Account is used to fund policies ("Policy") for the Kemper Select variable universal life policies ("Kemper Select"), the Power V flexible premium variable universal life policies ("Power V"), the Farmers Variable Universal Life I flexible premium variable life policies ("Farmers Variable Universal Life I") and the Kemper Destinations Life modified single premium variable universal life policies ("Kemper Destinations Life"). The Separate Account is divided into fifty-eight subaccount options available to Policy Owners depending upon their respective Policy. The Kemper Select policies have five subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series (formerly Investors Fund Series), an open-end diversified management investment company. The Power V policies have twenty-three subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series, the American Skandia Trust, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III and the Scudder Variable Life Investment Fund (Class B Shares), all of which are open-end diversified management investment companies. The Farmers Variable Universal Life I policies have twelve subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Templeton Variable Products Series Fund (Class 2 Shares) and the Scudder Variable Life Investment Fund (Class A Shares), all of which are open-end diversified management investment companies. The Kemper Destinations Life policies have thirty-seven subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series, the Scudder Variable Life Investment Fund (Class A Shares), The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Investment Portfolios, and the Warburg Pincus Trust, all of which are open-end diversified management investment companies.

ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

SECURITY VALUATION

     The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1999.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are generally accounted for on the trade date (date when KILICO accepts risks of providing insurance coverage to the insured). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are generally reported on a first in, first out (FIFO) cost basis.

ACCUMULATION UNIT VALUATION

     On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Central time) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the policy and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences

(2) SUMMARY OF INVESTMENTS

     Investments as of December 31, 1999 do not include any amounts attributable to Kemper Destinations Life policies because sales had not commenced prior to December 31, 1999.

     Investments, at cost, at December 31, 1999, are as follows (in thousands, differences are due to rounding):

                                                              SHARES
                                                              OWNED        COST
                                                              ------      ------
  KEMPER VARIABLE SERIES:
  Kemper High Yield Subaccount..............................    849       $  986
  Kemper Government Securities Subaccount...................  3,724        4,426
  Kemper-Dreman High Return Equity Subaccount...............     17           16
  Kemper Small Cap Growth Subaccount........................    819        1,531
  JANUS ASPEN SERIES:
  Janus Aspen Capital Appreciation Subaccount...............      1           22
  PIMCO VARIABLE INSURANCE TRUST:
  PIMCO Low Duration Bond Subaccount........................      0            0
  PIMCO Foreign Bond Subaccount.............................      0            2
  SCUDDER VARIABLE LIFE INVESTMENT FUND:
  Scudder VLIF International Subaccount.....................      5           71
  Scudder VLIF Growth and Income Subaccount.................      6           70
  Scudder VLIF Bond Subaccount..............................      0            1
  Scudder VLIF Money Market Subaccount......................     33           33
                                                                          ------
       TOTAL INVESTMENTS AT COST............................              $7,158
                                                                          ======

     A description of the underlying investments are summarized below.

KEMPER VARIABLE SERIES

     KEMPER HIGH YIELD SUBACCOUNT: This subaccount invests in the Kemper High Yield Portfolio of the Kemper Variable Series. The Portfolio seeks to provide a high level of current income.

     KEMPER GOVERNMENT SECURITIES SUBACCOUNT: This subaccount invests in the Kemper Government Securities Portfolio of the Kemper Variable Series. The Portfolio seeks high current return consistent with preservation of capital.

     KEMPER-DREMAN HIGH RETURN EQUITY SUBACCOUNT: This subaccount invests in the Kemper-Dreman High Return Equity Portfolio of the Kemper Variable Series. The Portfolio seeks to achieve a high rate of total return.

     KEMPER SMALL CAP GROWTH SUBACCOUNT: This subaccount invests in the Kemper Small Cap Growth Portfolio of the Kemper Variable Series. The Portfolio seeks maximum appreciation of investors' capital.

JANUS ASPEN SERIES

     JANUS ASPEN CAPITAL APPRECIATION SUBACCOUNT: This subaccount invests in the Janus Aspen Capital Appreciation Portfolio of the Janus Aspen Series. The Portfolio seeks long-term growth of capital.

PIMCO VARIABLE INSURANCE TRUST

     PIMCO LOW DURATION BOND SUBACCOUNT: This subaccount invests in the PIMCO Low Duration Bond Portfolio of the PIMCO Variable Insurance Trust. The Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.

     PIMCO FOREIGN BOND SUBACCOUNT: This subaccount invests in the PIMCO Foreign Bond Portfolio of the PIMCO Variable Insurance Trust. The Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management.

SCUDDER VARIABLE LIFE INVESTMENT FUND

     SCUDDER VLIF INTERNATIONAL SUBACCOUNT: This subaccount invests in the Scudder VLIF International Portfolio (Class A Shares) of the Scudder Variable Life Investment Fund. The Portfolio seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.

     SCUDDER VLIF GROWTH AND INCOME SUBACCOUNT: This subaccount invests in the Scudder VLIF Growth and Income Portfolio (Class A Shares) of the Scudder Variable Life Investment Fund. The Portfolio seeks long-term growth of capital, current income and growth of income from a portfolio consisting primarily of common stocks and securities convertible into common stocks.

     SCUDDER VLIF BOND SUBACCOUNT: This subaccount invests in the Scudder VLIF Bond Portfolio (Class A Shares) of the Scudder Variable Life Investment Fund. The Portfolio seeks high income from a high quality portfolio of bonds.

     SCUDDER VLIF MONEY MARKET SUBACCOUNT: This subaccount invests in the Scudder VLIF Money Market Portfolio of the Scudder Variable Life Investment Fund. The Portfolio seeks stability and current income from a portfolio of money market instruments.

(3) TRANSACTIONS WITH AFFILIATES

     KILICO provides a death benefit payment upon the death of the Policy Owner under the terms of the death benefit option selected by the Policy Owner as further described in the Policy. KILICO assesses a monthly charge to the subaccounts for the cost of providing this insurance protection to the Policy Owner. These cost of insurance charges vary with the issue age, sex and rate class of the Policy Owner, and are allocated among the subaccounts in the proportion of each subaccount to the Separate Account value. Cost of insurance charges totaled $101,356, $2,874,754 and $32,068 for the Kemper Select, Power V and Farmers Variable Universal Life I policies, respectively, for the year ended December 31, 1999. Additionally, KILICO assesses a daily charge to the subaccounts for mortality and expense risk assumed by KILICO at an annual rate of 0.90% of assets.

     Proceeds payable on the surrender of a Policy are reduced by the amount of any applicable contingent deferred sales charge.

     A state and local premium tax charge of 2.5% is deducted from each premium payment under the Power V and Farmers Variable Universal Life I policies prior to allocation of the net premium. This charge is to reimburse KILICO for the payment of state premium taxes. KILICO expects to pay an average state premium tax rate of approximately 2.5% but the actual premium tax attributable to a Policy may be more or less. Under Section 848 of the Internal Revenue Code (the "Code"), the receipt of premium income by a life insurance company requires the deferral of a portion of the acquisition cost over a maximum of a 120 month period. The effect of Section 848 for KILICO is an acceleration of income recognition over a deferral of the associated deductions for tax purposes; this is referred to as deferred acquisition cost or, the "DAC tax". As compensation for this accelerated liability, a DAC tax charge of 1.00% of each premium dollar is deducted from the premium by KILICO under the Power V and Farmers Variable Universal Life I policies before investment of a Policy Owner's funds into the Separate Account. Under the Kemper Destinations Life policies, for the first ten policy years, a tax charge equal to an annual rate of 0.40% of the average monthly cash value is assessed against the Policy. The tax charge covers a portion of KILICO's state premium tax expense and a certain Federal income tax liability incurred as a result of the receipt of premium.

     Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan under the Power V and Farmers Variable Universal Life I policies is $500 and is limited to 90% of the surrender value, less applicable surrender charges. The minimum amount of the loan under the Kemper Destinations Life policies is $1,000 and is limited to 90% of the surrender value, less applicable surrender charges. Interest is assessed against a policy loan under the terms of the Policy. Policy loans are carried in KILICO's general account.

     Scudder Kemper Investments, Inc., an affiliated company, is the investment manager of the Kemper Variable Series and the Scudder Variable Life Investment Fund. Investors Brokerage Services, Inc., a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

     Janus Capital is the investment manager of the Janus Aspen Series. Pacific Investment Management Company is the investment manager of the PIMCO Variable Insurance Trust. Templeton Asset Management Ltd. is the investment manager of the Templeton Variable Products Series Fund. None of these entities are affiliated with KILICO.

(4) NET TRANSFERS (TO) FROM AFFILIATE OR SUBACCOUNTS

     Net transfers (to) from affiliate or subaccounts include transfers of all or part of the Policy Owner's interest to or from another eligible subaccount or to the general account of KILICO.

(5) POLICY OWNERS' EQUITY

     Policy Owners' equity as of December 31, 1999 does not include any amounts attributable to Kemper Destinations Life policies because sales had not commenced prior to December 31, 1999.

     Policy Owners' equity at December 31, 1999, is as follows (in thousands, except unit value; differences are due to rounding):

                                                              NUMBER               POLICY
                                                                OF       UNIT      OWNERS'
                                                              UNITS      VALUE     EQUITY
                                                              ------    -------    -------
                   KEMPER SELECT POLICIES
KEMPER VARIABLE SERIES:
Kemper High Yield Subaccount................................    312     $ 2.490    $  776
Kemper Government Securities Subaccount.....................  2,002       2.131     4,267
                                                                                   ------
     TOTAL KEMPER SELECT POLICY OWNERS' EQUITY..............                       $5,043
                                                                                   ======
                      POWER V POLICIES
KEMPER VARIABLE SERIES:
Kemper High Yield Subaccount................................    135     $ 1.439    $  194
Kemper Government Securities Subaccount.....................     26       1.377        36
Kemper Small Cap Growth Subaccount..........................    623       3.481     2,169
SCUDDER VARIABLE LIFE INVESTMENT FUND:
Scudder VLIF International Subaccount.......................      4      22.057        91
Scudder VLIF Growth and Income Subaccount...................      5      11.818        56
                                                                                   ------
     TOTAL POWER V POLICY OWNERS' EQUITY....................                       $2,546
                                                                                   ======

                                                              NUMBER               POLICY
                                                                OF       UNIT      OWNERS'
                                                              UNITS      VALUE     EQUITY
                                                              ------    -------    -------
         FARMERS VARIABLE UNIVERSAL LIFE I POLICIES
KEMPER VARIABLE SERIES:
Kemper High Yield Subaccount................................      2     $ 1.245    $    2
Kemper Government Securities Subaccount.....................      1       1.208         1
Kemper-Dreman High Return Equity Subaccount.................     17        .907        15
Kemper Small Cap Growth Subaccount..........................      1       2.635         2
JANUS ASPEN SERIES:
Janus Aspen Capital Appreciation Subaccount.................      1      33.060        27
PIMCO VARIABLE INSURANCE TRUST:
PIMCO Low Duration Bond Subaccount..........................      0      10.139         0
PIMCO Foreign Bond Subaccount...............................      0       9.832         2
SCUDDER VARIABLE LIFE INVESTMENT FUND:
Scudder VLIF International Subaccount.......................      0      22.335         2
Scudder VLIF Growth and Income Subaccount...................      1      11.746        13
Scudder VLIF Bond Subaccount................................      0       6.658         1
Scudder VLIF Money Market Subaccount........................     35       1.033        36
                                                                                   ------
     TOTAL FARMERS VARIABLE UNIVERSAL LIFE I POLICY OWNERS'
      EQUITY................................................                       $  101
                                                                                   ======

(6) SUBSEQUENT EVENT

     As of February 1, 2000, Zurich Kemper LifeINVESTOR flexible premium variable universal life policies ("Zurich Kemper LifeINVESTOR") was made available in the Separate Account. Zurich Kemper LifeINVESTOR policies have thirty-one subaccounts which are available to Policy Owners and each subaccount invests exclusively in the shares of a corresponding portfolio of The Alger American Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Life & Annuity Index Fund d/b/a Dreyfus Stock Index Fund, the Dreyfus Variable Investment Fund, the Templeton Variable Products Series Fund (Class 2 Shares), the Fidelity Variable Insurance Products Fund (Initial Class), the Janus Aspen Series, the Scudder Variable Life Investment Fund (Class A Shares) and the Kemper Variable Series, all of which are open-end diversified management investment companies.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors and Stockholder of
Kemper Investors Life Insurance Company:

     In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, comprehensive income, stockholder's equity and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and subsidiaries (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

                           PricewaterhouseCoopers LLP
Chicago, Illinois
March 17, 2000

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                       (in thousands, except share data)

                                                              DECEMBER 31    DECEMBER 31
                                                                  1999          1998
                                                              ------------   -----------
ASSETS
Fixed maturities, available for sale, at fair value
  (amortized cost: December 31, 1999, $3,397,188, December
  31, 1998, $3,421,535).....................................  $ 3,276,017    $ 3,482,820
Trading account securities at fair value (amortized cost:
  December 31, 1998, $99,095)...............................      --             101,781
Equity securities (cost: December 31, 1999, $65,235;
  December 31, 1998, $66,776)...............................       61,592         66,854
Short-term investments......................................       42,391         58,334
Joint venture mortgage loans................................       67,242         65,806
Third-party mortgage loans..................................       63,875         76,520
Other real estate-related investments.......................       20,506         22,049
Policy loans................................................      261,788        271,540
Other invested assets.......................................       25,621         23,645
                                                              -----------    -----------
          Total investments.................................    3,819,032      4,169,349
Cash........................................................       12,015         13,486
Accrued investment income...................................      127,219        124,213
Goodwill....................................................      203,907        216,651
Value of business acquired..................................      119,160        118,850
Deferred insurance acquisition costs........................      159,667         91,543
Deferred income taxes.......................................       93,502         35,059
Reinsurance recoverable.....................................      309,696        344,837
Receivable on sales of securities...........................        3,500          3,500
Other assets and receivables................................       29,950         23,029
Assets held in separate accounts............................    9,778,068      7,099,204
                                                              -----------    -----------
          Total assets......................................  $14,655,716    $12,239,721
                                                              ===========    ===========
LIABILITIES
Future policy benefits......................................  $ 3,718,833    $ 3,906,391
Other policyholder benefits and funds payable...............      457,328        318,369
Other accounts payable and liabilities......................       71,482         61,898
Liabilities related to separate accounts....................    9,778,068      7,099,204
                                                              -----------    -----------
          Total liabilities.................................   14,025,711     11,385,862
                                                              -----------    -----------
Commitments and contingent liabilities
STOCKHOLDER'S EQUITY
Capital stock--$10 par value, authorized 300,000 shares;
  outstanding 250,000 shares................................        2,500          2,500
Additional paid-in capital..................................      804,347        804,347
Accumulated other comprehensive income (loss)...............     (120,819)        32,975
Retained earnings (deficit).................................      (56,023)        14,037
                                                              -----------    -----------
          Total stockholder's equity........................      630,005        853,859
                                                              -----------    -----------
          Total liabilities and stockholder's equity........  $14,655,716    $12,239,721
                                                              ===========    ===========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                 (in thousands)

                                                                   YEAR ENDED DECEMBER 31
                                                              --------------------------------
                                                                1999         1998       1997
                                                              --------     --------   --------
REVENUE
Net investment income.......................................  $264,640     $273,512   $296,195
Realized investment gains (losses)..........................    (9,549)      51,868     10,546
Premium income..............................................    21,990       22,346     22,239
Separate account fees and charges...........................    74,715       61,982     85,413
Other income................................................    11,623       10,031     11,087
                                                              --------     --------   --------
          Total revenue.....................................   363,419      419,739    425,480
                                                              --------     --------   --------

BENEFIT AND EXPENSES
Interest credited to policyholders..........................   162,243      176,906    199,782
Claims incurred and other policyholder benefits.............    18,185       28,029     28,372
Taxes, licenses and fees....................................    30,234       30,292     52,608
Commissions.................................................    67,555       39,046     32,602
Operating expenses..........................................    45,989       44,575     36,837
Deferral of insurance acquisition costs.....................   (69,814)     (46,565)   (38,177)
Amortization of insurance acquisition costs.................     5,524       12,082      3,204
Amortization of value of business acquired..................    12,955       17,677     24,948
Amortization of goodwill....................................    12,744       12,744     15,295
                                                              --------     --------   --------
          Total benefits and expenses.......................   285,615      314,786    355,471
                                                              --------     --------   --------
Income before income tax expense............................    77,804      104,953     70,009
Income tax expense..........................................    32,864       39,804     31,292
                                                              --------     --------   --------
          Net income........................................  $ 44,940     $ 65,149   $ 38,717
                                                              ========     ========   ========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                     YEAR ENDED DECEMBER 31
                                                                ---------------------------------
                                                                  1999         1998        1997
                                                                ---------    --------    --------
NET INCOME..................................................    $  44,940    $ 65,149    $ 38,717
                                                                ---------    --------    --------
OTHER COMPREHENSIVE INCOME (LOSS), BEFORE TAX:
  Unrealized holding gains (losses) on investments arising
     during period:
  Unrealized holding gains (losses) on investments..........     (180,267)     25,372      60,802
  Adjustment to value of business acquired..................       12,811      (9,332)    (28,562)
  Adjustment to deferred insurance acquisition costs........        5,726      (2,862)     (2,680)
                                                                ---------    --------    --------
          Total unrealized holding gains (losses) on
            investments arising during period...............     (161,730)     13,178      29,560
                                                                ---------    --------    --------
  Less reclassification adjustments for items included in
     net income:
     Adjustment for (gains) losses included in realized
       investment gains (losses)............................       16,651       6,794      (9,016)
     Adjustment for amortization of premium on fixed
       maturities included in net investment income.........      (10,533)    (17,064)    (17,866)
     Adjustment for (gains) losses included in amortization
       of value of business acquired........................         (454)     (7,378)     (2,353)
     Adjustment for (gains) losses included in amortization
       of insurance acquisition costs.......................        1,892        (463)       (355)
                                                                ---------    --------    --------
          Total reclassification adjustments for items
            included in net income..........................        7,556     (18,111)    (29,590)
                                                                ---------    --------    --------
Other comprehensive income (loss), before related income tax
  expense (benefit).........................................     (169,286)     31,289      59,150
Related income tax expense (benefit)........................      (15,492)     10,952        (985)
                                                                ---------    --------    --------
          Other comprehensive income (loss), net of tax.....     (153,794)     20,337      60,135
                                                                ---------    --------    --------
          Comprehensive income (loss).......................    $(108,854)   $ 85,486    $ 98,852
                                                                =========    ========    ========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (in thousands)

                                                                          DECEMBER 31
                                                              -----------------------------------
                                                                1999          1998         1997
                                                              ---------     --------     --------
CAPITAL STOCK, beginning and end of period..................  $   2,500     $  2,500     $  2,500
                                                              ---------     --------     --------

ADDITIONAL PAID-IN CAPITAL, beginning of period.............    804,347      806,538      761,538
Capital contributions from parent...........................     --            4,261       45,000
Adjustment to prior period capital contribution from
  parent....................................................     --           (6,452)       --
                                                              ---------     --------     --------
          End of period.....................................    804,347      804,347      806,538
                                                              ---------     --------     --------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), beginning of
  period....................................................     32,975       12,637      (47,498)
Other comprehensive income (loss), net of tax...............   (153,794)      20,338       60,135
                                                              ---------     --------     --------
          End of period.....................................   (120,819)      32,975       12,637
                                                              ---------     --------     --------

RETAINED EARNINGS, beginning of period......................     14,037       43,888       34,421
Net income..................................................     44,940       65,149       38,717
Dividends to parent.........................................   (115,000)     (95,000)     (29,250)
                                                              ---------     --------     --------
          End of period.....................................    (56,023)      14,037       43,888
                                                              ---------     --------     --------

          Total stockholder's equity........................  $ 630,005     $853,859     $865,563
                                                              =========     ========     ========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                                --------------------------------------
                                                                   1999           1998         1997
                                                                -----------    -----------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income................................................    $    44,940    $    65,149   $  38,717
  Reconcilement of net income to net cash provided:
     Realized investment (gains) losses.....................          9,549        (51,868)    (10,546)
     Net change in trading account securities...............        (51,239)        (6,727)     --
     Interest credited and other charges....................        158,557        173,958     198,206
     Deferred insurance acquisition costs, net..............        (64,290)       (34,483)    (34,973)
     Amortization of value of business acquired.............         12,955         17,677      24,948
     Amortization of goodwill...............................         12,744         12,744      15,295
     Amortization of discount and premium on investments....         11,157         17,353      17,866
     Deferred income taxes..................................        (42,952)       (12,469)    (99,370)
     Net change in current federal income taxes.............        (10,594)       (73,162)     97,386
     Benefits and premium taxes due related to separate
       account bank-owned life insurance....................        149,477        123,884     180,546
     Other, net.............................................        (11,901)       (41,477)     17,168
                                                                -----------    -----------   ---------
          Net cash provided from operating activities.......        218,403        190,579     445,243
                                                                -----------    -----------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Cash from investments sold or matured:
     Fixed maturities held to maturity......................        335,735        491,699     229,208
     Fixed maturities sold prior to maturity................      1,269,290        882,596     633,872
     Equity securities......................................         11,379        107,598      --
     Mortgage loans, policy loans and other invested
       assets...............................................         75,389        180,316     131,866
  Cost of investments purchased or loans originated:
     Fixed maturities.......................................     (1,455,496)    (1,319,119)   (606,028)
     Equity securities......................................         (8,703)       (83,303)     --
     Mortgage loans, policy loans and other invested
       assets...............................................        (43,665)       (66,331)    (76,350)
  Short-term investments, net...............................         15,943        177,723    (164,361)
  Net change in receivable and payable for securities
     transactions...........................................        --                (677)     29,746
  Net change in other assets................................         (2,725)       --              244
                                                                -----------    -----------   ---------
          Net cash provided from investing activities.......        197,147        370,502     178,197
                                                                -----------    -----------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................        383,874        180,124     145,687
     Withdrawals............................................       (694,848)      (649,400)   (745,510)
  Capital contributions from parent.........................        --               4,261      45,000
  Dividends to parent.......................................       (115,000)       (95,000)    (29,250)
  Other.....................................................          8,953        (11,448)    (18,275)
                                                                -----------    -----------   ---------
          Net cash used in financing activities.............       (417,021)      (571,463)   (602,348)
                                                                -----------    -----------   ---------
               Net increase (decrease) in cash..............         (1,471)       (10,382)     21,092
CASH, beginning of period...................................         13,486         23,868       2,776
                                                                -----------    -----------   ---------
CASH, end of period.........................................    $    12,015    $    13,486   $  23,868
                                                                ===========    ===========   =========

See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     Kemper Investors Life Insurance Company and subsidiaries (the "Company") issues fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"). Kemper and the Company are wholly-owned subsidiaries of Zurich Financial Services ("ZFS" or "Zurich"). ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG is listed on the Swiss Market Index. Allied Zurich p.l.c. is included in the FTSE-100 Share Index in London.

     The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 1998 and 1997 consolidated financial statements in order for them to conform to the 1999 presentation. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 1999, 1998 and 1997, have been prepared in conformity with accounting principles generally accepted in the United States.

ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

GOODWILL

     The Company reviews goodwill to determine if events or changes in circumstances may have affected the recoverability of the outstanding goodwill as of each reporting period. In the event that the Company determines that goodwill is not recoverable, it would amortize such amounts as additional goodwill expense in the accompanying financial statements. As of December 31, 1999, the Company believes that no such adjustment is necessary.

     In December of 1997, the Company changed its amortization period from twenty-five years to twenty years in order to conform to Zurich's accounting practices and policies. As a result of the change in amortization periods, the Company recorded an increase in goodwill amortization expense of $5.1 million during 1997.

VALUE OF BUSINESS ACQUIRED

     The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

     The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2004 are as follows:

                                                                                            PROJECTED
                (IN THOUSANDS)                    BEGINNING                  ACCRETION OF    ENDING
            YEAR ENDED DECEMBER 31                 BALANCE    AMORTIZATION     INTEREST      BALANCE
-----------------------------------------------   ---------   ------------   ------------   ---------
1997 (actual)..................................    168,692       (34,906)        9,958       143,744
1998 (actual)..................................    143,744       (26,807)        9,129       126,066
1999 (actual)..................................    126,066       (20,891)        7,936       113,111
2000...........................................    113,111       (23,418)        6,971        96,664
2001...........................................     96,664       (21,493)        5,890        81,061
2002...........................................     81,061       (17,805)        4,970        68,226
2003...........................................     68,226       (16,160)        4,185        56,251
2004...........................................     56,251       (14,625)        3,438        45,064

     The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. This adjustment increased the value of business acquired by $6.0 million as of December 31, 1999 and decreased the value of business acquired by $7.2 million as of December 31, 1998. Accumulated other comprehensive income increased by approximately $3.9 million as of December 31, 1999 due to this adjustment and decreased accumulated other comprehensive income by $4.7 million as of December 31, 1998.

LIFE INSURANCE REVENUE AND EXPENSES

     Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs.

     Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

REINSURANCE

     In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of fixed-rate annuities and to individual death claims. The Company generally cedes 100 percent of the related annuity liabilities under the terms of the reinsurance agreements. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

DEFERRED INSURANCE ACQUISITION COSTS

     The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio, through a credit or charge to accumulated other comprehensive

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) income, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.

FUTURE POLICY BENEFITS

     Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. Current interest rates credited during the contract accumulation period range from 3.0 percent to 10.0 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 12.0 percent.

     Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Estimated future investment yields are a level 7.1 percent.

GUARANTY FUND ASSESSMENTS

     The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 1999 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

INVESTED ASSETS AND RELATED INCOME

     Investments in fixed maturities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

     The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

     Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

     Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease, are carried primarily at cost.

     Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefitted.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
SEPARATE ACCOUNT BUSINESS

     The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate accounts are carried at fair value.

INCOME TAX

     The Company files a separate Federal income tax return. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) CASH FLOW INFORMATION

     The Company defines cash as cash in banks and money market accounts. The Company paid federal income taxes of $83.8 million, $126.0 million and $29.0 million directly to the United States Treasury Department during 1999, 1998 and 1997, respectively.

(3) INVESTED ASSETS AND RELATED INCOME

     The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturities are considered available for sale. The carrying value of fixed maturities compared with amortized cost, adjusted for other-than-temporary declines in value, were as follows:

                                                                                      ESTIMATED
                                                                                     UNREALIZED
                                                        CARRYING    AMORTIZED    -------------------
                                                         VALUE         COST       GAINS     LOSSES
                   (in thousands)                      ----------   ----------   -------   ---------
DECEMBER 31, 1999
U.S. treasury securities and obligations of U.S.
  government agencies and authorities................  $    6,516   $    6,631   $ --      $    (115)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed..................      21,656       22,107     --           (451)
Debt securities issued by foreign governments........      23,890       24,749       380      (1,239)
Corporate securities.................................   2,063,054    2,147,606     2,750     (87,302)
Mortgage and asset-backed securities.................   1,160,901    1,196,095       450     (35,644)
                                                       ----------   ----------   -------   ---------
       Total fixed maturities........................  $3,276,017   $3,397,188   $ 3,580   $(124,751)
                                                       ==========   ==========   =======   =========
DECEMBER 31, 1998
U.S. treasury securities and obligations of U.S.
  government agencies and authorities................  $    7,951   $    7,879   $    81   $      (9)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed..................      27,039       26,768       362         (91)
Debt securities issued by foreign governments........      69,357       67,239     2,266        (148)
Corporate securities.................................   1,908,850    1,866,372    46,664      (4,186)
Mortgage and asset-backed securities.................   1,469,623    1,453,277    19,063      (2,717)
                                                       ----------   ----------   -------   ---------
       Total fixed maturities........................  $3,482,820   $3,421,535   $68,436   $  (7,151)
                                                       ==========   ==========   =======   =========

     The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 1999, are shown below. Actual maturities will differ from contractual maturities because borrowers may

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED) have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                 CARRYING     AMORTIZED
                                                                  VALUE          COST
                       (in thousands)                           ----------    ----------
One year or less............................................    $   49,221    $   48,953
Over one year through five years............................       747,086       765,064
Over five years through ten years...........................     1,022,850     1,073,468
Over ten years..............................................       295,959       313,608
Securities not due at a single maturity date, primarily
  mortgage and asset-backed securities(1)...................     1,160,901     1,196,095
                                                                ----------    ----------
       Total fixed maturities...............................    $3,276,017    $3,397,188
                                                                ==========    ==========

---------------
(1) Weighted average maturity of 4.9 years.

     Proceeds from sales of investments in fixed maturities prior to maturity were $1,269.3 million, $882.6 million and $633.9 million during 1999, 1998 and 1997, respectively. Gross gains of $7.9 million, $10.1 million and $3.1 million and gross losses of $17.7 million, $8.0 million and $13.7 million were realized on sales and write-downs of fixed maturities in 1999, 1998 and 1997, respectively. Excluding agencies of the U.S. government, there were no individual investments that exceeded ten percent of stockholder's equity at December 31, 1999.

     At December 31, 1999, securities carried at approximately $6.2 million were on deposit with governmental agencies as required by law.

     Upon default or indication of potential default by an issuer of fixed maturity securities, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.

     The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

     The Company's $151.6 million real estate portfolio at December 31, 1999 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 1999 and 1998, total impaired real estate-related loans were as follows:

                                                                DECEMBER 31     DECEMBER 31
                                                                    1999            1998
                       (in millions)                            ------------    ------------
Impaired loans without reserves--gross......................       $ 74.9          $ 83.9
Impaired loans with reserves--gross.........................         23.4            25.0
                                                                   ------          ------
       Total gross impaired loans...........................         98.3           108.9
Reserves related to impaired loans..........................        (18.5)          (18.5)
Write-downs related to impaired loans.......................         (3.5)           (3.5)
                                                                   ------          ------
       Net impaired loans...................................       $ 76.3          $ 86.9
                                                                   ======          ======

     Impaired loans without reserves include loans in which the deficit in equity investments in real estate-related investments is considered in determining reserves and write-downs. The Company had an average balance of $100.0 million and $54.6 million in impaired loans for 1999 and 1998, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED)
     At December 31, 1999 and 1998, loans on nonaccrual status, before reserves and write-downs, amounted to $98.3 million and $37.4 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

NET INVESTMENT INCOME

The sources of net investment income were as follows:

                                                                  1999           1998           1997
                       (in thousands)                           --------       --------       --------
Interest and dividends on fixed maturities..................    $231,176       $232,707       $250,170
Dividends on equity securities..............................       4,618          2,143          2,123
Income from short-term investments..........................       3,568          5,391          4,128
Income from mortgage loans..................................       6,296         14,964         16,283
Income from policy loans....................................      20,131         21,096         20,549
Income from other real estate-related investments...........         155            352          6,631
Income from other loans and investments.....................       2,033          2,223          2,045
                                                                --------       --------       --------
       Total investment income..............................    $267,977       $278,876       $301,929
Investment expense..........................................      (3,337)        (5,364)        (5,734)
                                                                --------       --------       --------
       Net investment income................................    $264,640       $273,512       $296,195
                                                                ========       ========       ========

NET REALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the years ended December 31, 1999, 1998 and 1997, were as follows:

                                                                       REALIZED GAINS (LOSSES)
                                                                -------------------------------------
                                                                 1999           1998           1997
                       (in thousands)                           -------       --------       --------
Real estate-related.........................................    $ 4,201       $ 41,362       $ 19,758
Fixed maturities............................................     (9,755)         2,158        (10,656)
Trading account securities--gross gains.....................        491          3,254          --
Trading account securities--gross losses....................     (7,794)          (417)         --
Trading account securities--holding losses..................      --              (151)         --
Equity securities...........................................      1,039          5,496            914
Other.......................................................      2,269            166            530
                                                                -------       --------       --------
  Realized investment gains (losses) before income tax
     expense (benefit)......................................    $(9,549)      $ 51,868       $ 10,546
Income tax expense (benefit)................................     (3,342)        18,154          3,691
                                                                -------       --------       --------
  Net realized investment gains (losses)....................    $(6,207)      $ 33,714       $  6,855
                                                                =======       ========       ========

     Unrealized gains (losses) are computed below as follows: fixed maturities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED) difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 1999, 1998 and 1997 were as follows:

                                                             CHANGE IN UNREALIZED GAINS (LOSSES)
                                                          -----------------------------------------
                                                          DECEMBER 31    DECEMBER 31    DECEMBER 31
                                                              1999           1998          1997
                     (in thousands)                       ------------   ------------   -----------
Fixed maturities........................................   $(182,456)      $36,717       $ 87,787
Equity and other securities.............................      (3,929)       (1,075)          (103)
Adjustment to deferred insurance acquisition costs......       3,834        (2,399)        (2,325)
Adjustment to value of business acquired................      13,265        (1,954)       (26,209)
                                                           ---------       -------       --------
  Unrealized gain (loss) before income tax expense
     (benefit)..........................................    (169,286)       31,289         59,150
Income tax expense (benefit)............................     (15,492)       10,952           (985)
                                                           ---------       -------       --------
       Net unrealized gain (loss) on investments........   $(153,794)      $20,337       $ 60,135
                                                           =========       =======       ========

(4) UNCONSOLIDATED INVESTEES

     At December 31, 1999 and 1998 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.

     As of December 31, 1999 and 1998, the Company's net equity investment in unconsolidated investees amounted to $0.9 million and $1.2 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $155 thousand, $241 thousand and $835 thousand in 1999, 1998 and 1997, respectively.

(5) CONCENTRATION OF CREDIT RISK

     The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.

     Approximately 20.0 percent of the Company's investment-grade fixed maturities at December 31, 1999 were mortgage-backed securities, down from 28.0 percent at December 31, 1998, due to sales and paydowns during 1999. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally AAA credit quality.

     Approximately 16.8 percent and 15.4 percent of the Company's investment-grade fixed maturities at December 31, 1999 and 1998, respectively, consisted of corporate asset-backed securities. The majority of the Company's investments in asset-backed securities were backed by home equity loans (24.0%), commercial mortgage-backed securities (22.8%), manufactured housing loans (12.5%), other commercial assets (11.3%) and collateralized loan and bond obligations (10.6%).

     The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 1999 was as follows: California (36.8%), Hawaii (13.6%), Washington (10.9%) and Colorado (10.1%). The property type distribution of a majority of the real estate portfolio as of December 31, 1999 was as follows: hotels (36.3%), land (36.1%) and residential (13.5%).

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(5) CONCENTRATION OF CREDIT RISK (CONTINUED)
     To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's and the Company's plans with respect to such projects may not change substantially.

     Slightly more than half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.

     At December 31, 1999, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately $63.9 million, or
42.2 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties, one office building and one retail property. At December 31, 1999, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding.

     At December 31, 1999, loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company ("Lumbermens"), a former affiliate, constituted approximately $55.4 million, or 36.5 percent, of the Company's real estate portfolio. Kemper's interest in the MLP is 75.0 percent at December 31, 1999. Loans to the MLP were placed on non-accrual status at the beginning of 1999 due to management's desire not to increase book value of the MLP over net realizable value, as interest on these loans has historically been added to principal. At December 31, 1999, MLP-related commitments accounted for approximately $0.1 million of the Company's off-balance-sheet legal commitments.

     The remaining significant real estate-related investments amounted to $20.7 million at December 31, 1999 and consisted of various zoned and unzoned residential and commercial lots located in Hawaii. Due to certain negative zoning restriction developments in January 1997 and a continuing economic slump in Hawaii, the Company has placed these real estate-related investments on nonaccrual status as of December 31, 1996. The Company is currently pursuing the zoning of all remaining unzoned properties, as well as pursuing steps to sell all remaining zoned properties. However, due to the state of Hawaii's economy, which has lagged behind the economic expansion of most of the rest of the United States, the Company anticipates that it could be several additional years until it completely disposes of all of its investments in Hawaii. At December 31, 1999, off-balance sheet legal commitments related to Hawaiian properties totaled $4.0 million.

     At December 31, 1999, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 1999.

(6) INCOME TAXES

Income tax expense (benefit) was as follows for the years ended December 31, 1999, 1998 and 1997:

                                                              1999          1998          1997
                      (in thousands)                        --------      --------      --------
Current...................................................  $ 75,816      $ 52,273      $130,662
Deferred..................................................   (42,952)      (12,469)      (99,370)
                                                            --------      --------      --------
          Total...........................................  $ 32,864      $ 39,804      $ 31,292
                                                            ========      ========      ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(6) INCOME TAXES (CONTINUED)
Additionally, the deferred income tax (benefit) expense related to items included in other comprehensive income was as follows for the years ended December 31, 1999, 1998 and 1997:

                                                                1999         1998         1997
                       (in thousands)                         --------      -------      -------
Unrealized gains and losses on investments..................  $(21,477)     $12,476      $ 9,002
Value of business acquired..................................     4,643         (684)      (9,173)
Deferred insurance acquisition costs........................     1,342         (840)        (814)
                                                              --------      -------      -------
          Total.............................................  $(15,492)     $10,952      $  (985)
                                                              ========      =======      =======

     The actual income tax expense for 1999, 1998 and 1997 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 1999, 1998, and 1997 to income before income tax expense.

                                                               1999         1998         1997
                       (in thousands)                         -------      -------      -------
Computed expected tax expense...............................  $27,232      $36,734      $24,503
Difference between "expected" and actual tax expense:
  State taxes...............................................    1,608         (434)       1,801
  Amortization of goodwill..................................    4,460        4,460        5,353
  Dividend received deduction...............................    --            (540)       --
  Foreign tax credit........................................     (306)        (250)        (278)
  Other, net................................................     (130)        (166)         (87)
                                                              -------      -------      -------
          Total actual tax expense..........................  $32,864      $39,804      $31,292
                                                              =======      =======      =======

     Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company only records deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance recorded for the portion that is not likely to be realized. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains.

     The Company has established a valuation allowance to reduce the deferred federal tax asset related to real estate and unrealized losses on investments to a realizable amount. This amount is based on the evidence available and management's judgment. Any reversals of the valuation allowance are contingent upon the recognition of future capital gains in the Company's federal income tax return or a change in circumstances which causes the recognition of the benefits to become more likely than not. The change in the valuation allowance is related solely to the change in the net deferred federal tax asset or liability from unrealized gains or losses on investments.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(6) INCOME TAXES (CONTINUED)
The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                         DECEMBER 31      DECEMBER 31      DECEMBER 31
                                                            1999             1998             1997
                    (in thousands)                       -----------      -----------      -----------
Deferred federal tax assets:
  Deferred insurance acquisition costs ("DAC Tax").....   $121,723         $ 86,332         $ 75,522
  Unrealized losses on investments.....................     43,758           --               --
  Life policy reserves.................................     43,931           27,240           43,337
  Unearned revenue.....................................     59,349           42,598           37,243
  Real estate-related..................................      7,103           13,944           13,400
  Other investment-related.............................        928            5,770            3,298
  Other................................................      3,133            4,923            4,371
                                                          --------         --------         --------
     Total deferred federal tax assets.................    279,925          180,807          177,171
  Valuation allowance..................................    (58,959)         (15,201)         (15,201)
                                                          --------         --------         --------
     Total deferred federal tax assets after valuation
       allowance.......................................    220,966          165,606          161,970
                                                          --------         --------         --------
Deferred federal tax liabilities:
  Value of business acquired...........................     55,884           41,598           48,469
  Deferred insurance acquisition costs.................     41,706           32,040           20,811
  Depreciation and amortization........................     19,957           19,111           20,201
  Other investment-related.............................      7,670           14,337           18,774
  Unrealized gains on investments......................     --               21,477            9,002
  Other................................................      2,247            1,984            4,720
                                                          --------         --------         --------
     Total deferred federal tax liabilities............    127,464          130,547          121,977
                                                          --------         --------         --------
Net deferred federal tax assets........................   $ 93,502         $ 35,059         $ 39,993
                                                          ========         ========         ========

     The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with $1.6 billion and $1.5 billion of new and renewal sales in 1999 and 1998, respectively, from a non-registered individual and group variable bank-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

     The tax returns through the year 1993 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1994 through 1996 are currently under examination by the IRS.

(7) RELATED-PARTY TRANSACTIONS

     The Company received capital contributions from Kemper of $4.3 million and $45.0 million during 1998 and 1997, respectively. The Company paid cash dividends of $115.0 million, $95.0 million and $29.3 million to Kemper during 1999, 1998 and 1997, respectively.

     The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 1999 and 1998, joint venture mortgage loans totaled $67.2 million and $65.8 million, respectively, and during 1999, 1998 and 1997, the Company earned interest income on these joint venture loans of $0.6 million, $6.8 million and $7.5 million, respectively.

     All of the Company's personnel are employees of Federal Kemper Life Assurance Company ("FKLA"), an affiliated company. The Company is allocated expenses for the utilization of FKLA employees and facilities, the investment management services of Scudder Kemper Investments, Inc. ("SKI") an affiliated company, and the information systems of Kemper Service Company ("KSvC"), an SKI subsidiary, based on the Company's share of

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(7) RELATED-PARTY TRANSACTIONS (CONTINUED) administrative, legal, marketing, investment management, information systems and operation and support services. During 1999 and 1998, expenses allocated to the Company from SKI amounted to $17 thousand and $43 thousand, respectively. During 1997, expenses allocated to the Company from SKI and KSvC amounted to $114 thousand. The Company also paid to SKI investment management fees of $1.8 million, $3.1 million and $3.5 million during 1999, 1998 and 1997, respectively. In addition, expenses allocated to the Company from FKLA during 1999, 1998 and 1997 amounted to $34.1 million, $35.5 million and $30.0 million, respectively. The Company also paid to Kemper real estate subsidiaries fees of $1.0 million, $1.5 million and $2.2 million in 1999, 1998 and 1997, respectively, related to the management of the Company's real estate portfolio.

(8) REINSURANCE

     As of December 31, 1999 and 1998, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to an affiliate amounted to $309.7 million and $344.8 million, respectively.

     In 1996, the Company assumed, on a yearly renewable term basis, term life insurance from FKLA. Premiums assumed during 1999 under the terms of the treaty amounted to $21.3 million and the face amount which remained outstanding at December 31, 1999 amounted to $10.4 billion.

     Effective January 1, 1997, the Company ceded 90 percent of all new direct life insurance premiums to outside reinsurers. Life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $595 thousand and $413 thousand as of December 31, 1999 and 1998, respectively.

     During December 1997, the Company entered into a funds withheld reinsurance agreement with a Zurich affiliated company, Zurich Insurance Company, Bermuda Branch ("ZICBB"), formerly ZC Life Reinsurance Limited. Under the terms of this agreement, the Company ceded, on a yearly renewable term basis, 90 percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to BOLI, which is held in the Company's separate accounts. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and retains a portion of such funds under the terms of the reinsurance agreement in a funds withheld account which is included as a component of benefits and funds payable in the accompanying consolidated balance sheets. During 1998, the Company modified the reinsurance agreement to increase the reinsurance from ninety percent to one hundred percent.

The following table contains amounts related to the BOLI funds withheld reinsurance agreement (in millions):

BANK OWNED LIFE INSURANCE (BOLI)
(in millions)

                                                                     YEAR ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1999        1998        1997
                                                                --------    --------    --------
Face amount in force........................................    $ 82,021    $ 66,186    $ 59,338
                                                                ========    ========    ========
Net amount at risk ceded....................................    $(75,979)   $(62,160)   $(51,066)
                                                                ========    ========    ========
Cost of insurance charges ceded.............................    $  166.4    $  175.5    $   24.3
                                                                ========    ========    ========
Funds withheld account......................................    $  263.4    $  170.9    $   23.4
                                                                ========    ========    ========

     The Company has a funds withheld account ("FWA") supporting reserve credits on reinsurance ceded on the BOLI product. Amendments to the reinsurance contracts during 1998 changed the methodology used to determine increases to the FWA. A substantial portion of the FWA was marked-to-market based predominantly upon the total return of the Governmental Bond Division of the KILICO Variable Series I Separate Account. During 1998, the Company recorded a $2.5 million increase to the FWA related to this mark-to-market. In November 1998, to properly match revenue and expenses, the Company had also placed assets supporting the FWA in a segmented portion of its General Account. This portfolio was classified as "trading" under Statement of Financial Accounting Standards No. 115 ("FAS 115") at December 31, 1998 and through November 30, 1999. FAS 115 mandates that assets held in a trading account be valued at fair value, with changes in fair value flowing through the income statement as realized capital gains and losses. During 1998, the Company recorded a realized capital gain of $2.8 million upon transfer of these assets from "available for sale" to the trading portfolio as

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(8) REINSURANCE (CONTINUED)
required by FAS 115. In addition, the Company recorded realized capital losses of $7.3 million and $0.2 million related to the changes in fair value of this portfolio during 1999 and 1998, respectively.

     Due to a change in the reinsurance strategy related to the BOLI product, effective December 1, 1999, the Company no longer marked-to-market a portion of the FWA liability and therefore no longer designated the related portion of assets as "trading". As a result, changes in fair value to the FWA and the assets supporting the FWA no longer flow through the Company's operating results.

(9) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     FKLA sponsors a health and welfare benefit plan that provides insurance benefits covering substantially all eligible, active and retired employees of FKLA and their covered dependents and beneficiaries. The Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $10,000 per participant.

     The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $1.2 million and $2.0 million at December 31, 1999 and 1998, respectively.

     The discount rate used in determining the allocated postretirement benefit obligation was 8.0 percent and 7.0 percent for 1999 and 1998, respectively. The assumed health care trend rate used was based on projected experience for 1999,
7.2 percent for 2000, gradually declining to 5.6 percent by the year 2004 and gradually declining thereafter.

     A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 1999 and 1998 by $190 thousand and $312 thousand, respectively.

(10) COMMITMENTS AND CONTINGENT LIABILITIES

     The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

     Although neither the Company nor its joint venture projects have been identified as a "potentially responsible party" under Federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.

(11) FINANCIAL INSTRUMENTS--OFF-BALANCE-SHEET RISK

     At December 31, 1999, the Company had future legal loan commitments and stand-by financing agreements totaling $29.8 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(11) FINANCIAL INSTRUMENTS--OFF-BALANCE-SHEET RISK (CONTINUED) real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(12) FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

     Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

     The following methods and assumptions were used by the Company in estimating the fair value of its financial instruments:

     FIXED MATURITIES AND EQUITY SECURITIES: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, SKI.

     CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

     MORTGAGE LOANS AND OTHER REAL ESTATE-RELATED INVESTMENTS: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market.

     OTHER LOANS AND INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values. The fair values of policy loans were estimated by discounting the expected future cash flows using an interest rate charged on policy loans for similar policies currently being issued.

     LIFE POLICY BENEFITS: Fair values of the life policy benefits regarding investment contracts (primarily deferred annuities) and universal life contracts were estimated by discounting gross benefit payments, net of contractual premiums, using the average crediting rate currently being offered in the marketplace for similar contracts with maturities consistent with those remaining for the contracts being valued. The Company had projected its future average crediting rate in 1999 and 1998 to be 4.78 percent and 4.75 percent, respectively, while the assumed average market crediting rate was 5.0 percent in both 1999 and 1998.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(12) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
The carrying values and estimated fair values of the Company's financial instruments at December 31, 1999 and 1998 were as follows:

                                                       DECEMBER 31, 1999             DECEMBER 31, 1998
                                                    ------------------------      ------------------------
                                                     CARRYING        FAIR          CARRYING        FAIR
                                                      VALUE         VALUE           VALUE         VALUE
                 (in thousands)                     ----------    ----------      ----------    ----------
Financial instruments recorded as assets:
  Fixed maturities..............................    $3,276,017    $3,276,017      $3,482,820    $3,482,820
  Trading account securities....................        --            --             101,781       101,781
  Cash and short-term investments...............        54,406        54,406          71,820        71,820
  Mortgage loans and other real estate-related
     assets.....................................       151,623       151,623         164,375       164,375
  Policy loans..................................       261,788       261,788         271,540       271,540
  Equity securities.............................        61,592        61,592          66,854        66,854
  Other invested assets.........................        25,620        26,226          23,645        27,620
Financial instruments recorded as liabilities:
  Life policy benefits, excluding term life
     reserves...................................     3,399,299     3,299,254       3,551,050     3,657,510
  Funds withheld account........................       263,428       263,428         170,920       170,920

(13) STOCKHOLDER'S EQUITY--RETAINED EARNINGS

     The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. The maximum amount of dividends which can be paid by the Company without prior approval in 2000 is $59.1 million. The Company paid cash dividends of $115.0 million, $95.0 million and $29.3 million to Kemper during 1999, 1998 and 1997, respectively.

The Company's net income and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                                                  1999          1998          1997
                       (in thousands)                           --------      --------      --------
Net income..................................................    $ 59,116      $ 64,871      $ 58,372
                                                                ========      ========      ========
Statutory capital and surplus...............................    $394,966      $455,213      $476,924
                                                                ========      ========      ========

     In March 1998, the National Association of Insurance Commissioners approved the codification of statutory accounting principles. Codification is effective January 1, 2001. The Company has not quantified the impact that codification will have on its statutory financial position or results of operations.

(14) UNAUDITED INTERIM FINANCIAL INFORMATION

The following table sets forth the Company's unaudited quarterly financial information:

(in thousands)

                                         MARCH 31    JUNE 30     SEPTEMBER 30    DECEMBER 31      YEAR
QUARTER ENDED                            --------    --------    ------------    -----------    --------
1999 OPERATING SUMMARY
  Revenues...........................    $95,646     $ 86,164      $78,301        $103,308      $363,419
                                         =======     ========      =======        ========      ========
  Net operating income, excluding
     realized gains (losses).........    $11,222     $ 14,385      $11,568        $ 13,971      $ 51,147
  Net realized investment gains
     (losses)........................       (627)      (1,286)      (5,098)            805        (6,207)
                                         -------     --------      -------        --------      --------
          Net income.................    $10,595     $ 13,099      $ 6,470        $ 14,776      $ 44,940
                                         =======     ========      =======        ========      ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(14) UNAUDITED INTERIM FINANCIAL INFORMATION (CONTINUED)

                                         MARCH 31    JUNE 30     SEPTEMBER 30    DECEMBER 31      YEAR
QUARTER ENDED                            --------    --------    ------------    -----------    --------
1998 OPERATING SUMMARY
  Revenues...........................    $98,026     $110,003      $98,752        $112,958      $419,739
                                         =======     ========      =======        ========      ========
  Net operating income, excluding
     realized gains..................    $ 8,025     $  5,700      $ 7,169        $ 10,541      $ 31,435
  Net realized investment gains......      1,205       10,187        5,818          16,504        33,714
                                         -------     --------      -------        --------      --------
          Net income.................    $ 9,230     $ 15,887      $12,987        $ 27,045      $ 65,149
                                         =======     ========      =======        ========      ========
1997 OPERATING SUMMARY
  Revenues...........................    $89,055     $ 99,293      $86,071        $151,061      $425,480
                                         =======     ========      =======        ========      ========
  Net operating income, excluding
     realized gains(losses)..........    $ 9,590     $  7,701      $ 6,075        $  8,496      $ 31,862
  Net realized investment gains
     (losses)........................        578        5,305       (1,971)          2,943         6,855
                                         -------     --------      -------        --------      --------
          Net income.................    $10,168     $ 13,006      $ 4,104        $ 11,439      $ 38,717
                                         =======     ========      =======        ========      ========

(15) OPERATING SEGMENTS AND RELATED INFORMATION

     In June 1997, the Financial Accounting Standards Board ("the FASB") issued Statement of Financial Accounting Standards No. 131 ("FAS 131"), DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION. FAS 131 established standards for how to report information about operating segments. It also established standards for related disclosures about products and services, geographic areas and major customers. The Company adopted FAS 131 as of December 31, 1998 and the impact of implementation did not affect the Company's consolidated financial position, results of operations or cash flows. In the initial year of adoption, FAS 131 requires comparative information for earlier years to be restated, unless impracticable to do so.

     The Company, FKLA, Zurich Life Insurance Company of America, ("ZLICA"), and Fidelity Life Association ("FLA"), a Mutual Legal Reserve Company, owned by its policyholders, operate under the trade name Zurich Kemper Life. For purposes of this operating segment disclosure, Zurich Kemper Life will also include the operations of Zurich Direct, Inc., an affiliated direct marketing life insurance agency and excludes FLA, as it is owned by its policyholders.

     Zurich Kemper Life is segregated by Strategic Business Unit ("SBU"). The SBU concept employed by ZFS has each SBU concentrate on a specific customer market. The SBU is the focal point of Zurich Kemper Life, because it is at the SBU level that Zurich Kemper Life can clearly identify customer segments and then work to understand and satisfy the needs of each customer. The contributions of Zurich Kemper Life's SBUs to consolidated revenues, operating results and certain balance sheet data pertaining thereto, are shown in the following tables on the basis of accounting principles generally accepted in the United States.

     Zurich Kemper Life is segregated into the Life Brokerage, Financial, Retirement Solutions Group ("RSG") and Direct SBUs. The SBUs are not managed at the legal entity level, but rather at the Zurich Kemper Life level. Zurich Kemper Life's SBUs cross legal entity lines, as certain similar products are sold by more than one legal entity. The vast majority of the Company's business is derived from the Financial and RSG SBUs.

     Each SBU's revenue is derived from geographically dispersed areas as Zurich Kemper Life is licensed in the District of Columbia and all states except New York. During 1999, 1998 and 1997, Zurich Kemper Life did not derive net revenue from one customer that exceeded 10 percent of the total revenue of Zurich Kemper Life.

     The principal products and markets of Zurich Kemper Life's SBUs are as follows:

     LIFE BROKERAGE: The Life Brokerage SBU develops low cost term and universal life insurance, as well as fixed annuities, to market through independent agencies and national marketing organizations.

     FINANCIAL: The Financial SBU focuses on a wide range of products that provide for the accumulation, distribution and transfer of wealth and primarily includes variable and fixed annuities, variable universal life and bank-owned life insurance. These products are distributed to consumers through financial intermediaries such as

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(15) OPERATING SEGMENTS AND RELATED INFORMATION (CONTINUED) banks, brokerage firms and independent financial planners. Institutional business includes BOLI and funding agreements (included in FKLA).

     RSG: The RSG SBU has a sharp focus on its target customer. This SBU markets variable annuities to K-12 schoolteachers, administrators, and healthcare workers, along with college professors and certain employees of selected non-profit organizations. This target market is eligible for what the IRS designates as retirement-oriented savings or investment plans that qualify for special tax treatment.

     DIRECT: The Direct SBU is a direct marketer of basic, low-cost term life insurance through various marketing media.

     Summarized financial information for ZKL's SBU's are as follows:

As of and for the period ending December 31, 1999:
(in thousands)

                                            LIFE
                                         BROKERAGE      FINANCIAL        RSG         DIRECT        TOTAL
          INCOME STATEMENT               ----------    -----------    ----------    --------    -----------
REVENUE
  Premium income.....................    $  145,533    $       410    $   --        $  8,038    $   153,981
  Net investment income..............       137,106        175,590       101,202       1,297        415,195
  Realized investment gains
     (losses)........................           976         (6,980)          (98)      --            (6,102)
  Fees and other income..............        70,477         48,873        35,742      44,528        199,620
                                         ----------    -----------    ----------    --------    -----------
          Total revenue..............       354,092        217,893       136,846      53,863        762,694
                                         ----------    -----------    ----------    --------    -----------
BENEFITS AND EXPENSES
  Policyholder benefits..............       200,161        112,869        68,801       3,529        385,360
  Intangible asset amortization......        54,957         12,053        13,989       --            80,999
  Net deferral of insurance
     acquisition costs...............       (37,433)       (43,664)      (20,624)    (41,412)      (143,133)
  Commissions and taxes, licenses and
     fees............................        21,881         66,702        26,700      17,411        132,694
  Operating expenses.................        56,179         25,101        23,611      71,194        176,085
                                         ----------    -----------    ----------    --------    -----------
          Total benefits and
            expenses.................       295,745        173,061       112,477      50,722        632,005
                                         ----------    -----------    ----------    --------    -----------
Income before income tax expense.....        58,347         44,832        24,369       3,141        130,689
Income tax expense...................        25,707         19,235        10,966       1,114         57,022
                                         ----------    -----------    ----------    --------    -----------
          Net income.................    $   32,640    $    25,597    $   13,403    $  2,027    $    73,667
                                         ==========    ===========    ==========    ========    ===========
BALANCE SHEET
  Total assets.......................    $3,066,956    $10,311,850    $4,755,437    $144,189    $18,278,432
                                         ==========    ===========    ==========    ========    ===========

                                                                           NET
                                                                         INCOME
                                                              REVENUE    (LOSS)       ASSETS
                                                              --------   -------   -------------
Total revenue, net income and assets, respectively, from
  above:....................................................  $762,694   $73,667    $18,278,432
                                                              --------   -------    -----------
Less:
  Revenue, net income and assets of FKLA....................   305,334    24,801      3,162,048
  Revenue, net income and assets of ZLICA...................    49,460     8,528        456,283
  Revenue, net loss and assets of Zurich Direct.............    44,481    (4,602)         4,385
                                                              --------   -------    -----------
  Totals per the Company's consolidated financial
     statements.............................................  $363,419   $44,940    $14,655,716
                                                              ========   =======    ===========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(15) OPERATING SEGMENTS AND RELATED INFORMATION (CONTINUED)
As of and for the period ending December 31, 1998:
(in thousands)

                                             LIFE
                                          BROKERAGE     FINANCIAL        RSG         DIRECT        TOTAL
INCOME STATEMENT                          ----------    ----------    ----------    --------    -----------
REVENUE
  Premium income......................    $  160,067    $       56    $   --        $  5,583    $   165,706
  Net investment income...............       141,171       180,721       100,695         271        422,858
  Realized investment gains...........        20,335        33,691        15,659          30         69,715
  Fees and other income...............        80,831        40,421        31,074      23,581        175,907
                                          ----------    ----------    ----------    --------    -----------
       Total revenue..................       402,404       254,889       147,428      29,465        834,186
                                          ----------    ----------    ----------    --------    -----------
BENEFITS AND EXPENSES
  Policyholder benefits...............       243,793       117,742        73,844       2,110        437,489
  Intangible asset amortization.......        58,390        15,669        15,703       --            89,762
  Net deferral of insurance
     acquisition costs................       (55,569)       (9,444)      (22,964)    (22,765)      (110,742)
  Commissions and taxes, licenses and
     fees.............................        29,539        43,919        22,227      11,707        107,392
  Operating expenses..................        61,659        24,924        20,279      35,593        142,455
                                          ----------    ----------    ----------    --------    -----------
       Total benefits and expenses....       337,812       192,810       109,089      26,645        666,356
                                          ----------    ----------    ----------    --------    -----------
Income before income tax expense......        64,592        62,079        38,339       2,820        167,830
Income tax expense....................        26,774        24,340        14,794       1,001         66,909
                                          ----------    ----------    ----------    --------    -----------
       Net income.....................    $   37,818    $   37,739    $   23,545    $  1,819    $   100,921
                                          ==========    ==========    ==========    ========    ===========
BALANCE SHEET
  Total assets........................    $3,194,530    $8,232,927    $4,172,828    $ 46,254    $15,646,539
                                          ==========    ==========    ==========    ========    ===========

                                                                              NET
                                                                             INCOME
                                                                REVENUE      (LOSS)       ASSETS
                                                                --------    --------    -----------
Total revenue, net income and assets, respectively, from
  above:....................................................    $834,186    $100,921    $15,646,539
                                                                --------    --------    -----------
Less:
  Revenue, net income and assets of FKLA....................     336,841      35,953      2,986,381
  Revenue, net loss and assets of ZLICA.....................      54,058      (1,066)       416,115
  Revenue, net income and assets of Zurich Direct...........      23,548         885          4,322
                                                                --------    --------    -----------
       Totals per the Company's consolidated financial
          statements........................................    $419,739    $ 65,149    $12,239,721
                                                                ========    ========    ===========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(15) OPERATING SEGMENTS AND RELATED INFORMATION (CONTINUED)
As of and for the period ending December 31, 1997:
(in thousands)

                                              LIFE
                                           BROKERAGE     FINANCIAL        RSG        DIRECT        TOTAL
           INCOME STATEMENT                ----------    ----------    ----------    -------    -----------
REVENUE
  Premium income.......................    $  167,439    $   --        $   --        $ 4,249    $   171,688
  Net investment income................       155,885       212,767        91,664        455        460,771
  Realized investment gains............         2,503         7,744         2,692         50         12,989
  Fees and other income................        78,668        73,823        23,663      8,007        184,161
                                           ----------    ----------    ----------    -------    -----------
       Total revenue...................       404,495       294,334       118,019     12,761        829,609
                                           ----------    ----------    ----------    -------    -----------
BENEFITS AND EXPENSES
  Policyholder benefits................       247,878       153,327        60,061      2,234        463,500
  Intangible asset amortization........        58,534        25,593        15,589      --            99,716
  Net deferral of insurance acquisition
     costs.............................       (50,328)      (18,222)      (13,033)    (5,242)       (86,825)
  Commissions and taxes, licenses and
     fees..............................        39,477        66,552        16,668      3,518        126,215
  Operating expenses...................        55,859        20,282        14,320     19,472        109,933
                                           ----------    ----------    ----------    -------    -----------
       Total benefits and expenses.....       351,420       247,532        93,605     19,982        712,539
                                           ----------    ----------    ----------    -------    -----------
Income (loss) before income tax expense
  (benefit)............................        53,075        46,802        24,414     (7,221)       117,070
Income tax expense (benefit)...........        25,554        21,144        10,545     (2,528)        54,715
                                           ----------    ----------    ----------    -------    -----------
       Net income (loss)...............    $   27,521    $   25,658    $   13,869    $(4,693)   $    62,355
                                           ==========    ==========    ==========    =======    ===========
BALANCE SHEET
  Total assets.........................    $2,877,854    $7,416,791    $3,759,173    $41,669    $14,095,487
                                           ==========    ==========    ==========    =======    ===========

                                                                              NET
                                                                            INCOME
                                                                REVENUE     (LOSS)       ASSETS
                                                                --------    -------    -----------
Total revenue, net income and assets, respectively, from
  above:....................................................    $829,609    $62,355    $14,095,487
Less:
  Revenue, net income and assets of FKLA....................     338,854     24,740      3,105,396
  Revenue, net income and assets of ZLICA...................      57,233      2,193        398,786
  Revenue, net loss and assets of Zurich Direct.............       8,042     (3,295)         1,655
                                                                --------    -------    -----------
       Totals per the Company's consolidated financial
          statements........................................    $425,480    $38,717    $10,589,650
                                                                ========    =======    ===========

(16) SUBSEQUENT EVENT

     In February 2000, the Company announced that it had entered into an agreement to purchase for $5.5 million the following related entities, all privately held New York corporations:

     - PMG Securities Corporation
     - PMG Asset Management, Inc.
     - PMG Life Agency, Inc., and
     - PMG Marketing, Inc.

     These companies were primarily purchased for their specialization in the target market of the RSG SBU. The acquisition is expected to close at the end of the first quarter 2000.

                                   APPENDIX A

                         ILLUSTRATIONS OF CASH VALUES,
                           CASH SURRENDER VALUES AND
                                 DEATH BENEFITS

     The tables in this Prospectus have been prepared to help show how values under a Policy change with investment experience. The tables illustrate how Cash Values, Surrender Values (reflecting the deduction of Surrender Charges, if any) and Death Benefits under a Policy issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return were a uniform, after tax, annual rate of 0%, 6%, and 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Cash Values, Surrender Values and Death Benefits may be different.

     The amounts shown for the Cash Value, Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the Subaccounts is lower than the gross return. This is because of a daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an effective annual charge of 0.90%. This charge is guaranteed not to exceed an effective annual rate of 0.90%. In addition, the net investment returns also reflect the deduction of the Fund investment advisory fees and other Fund expenses, (.83%, the average of the fees and expenses). The tables also reflect applicable charges and deductions including a 3.5% deduction against premiums, a monthly administrative charge of $5 and monthly charges for providing insurance protection. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges. Hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to the following approximate net annual investment rate of return of -1.73%, 4.27% and 10.27%, on a current basis. On a guaranteed basis, these rates of return would be -1.73%, 4.27% and 10.27%, respectively. Cost of insurance rates vary by issue age, sex, rating class and Policy Year and, therefore, are not reflected in the approximate net annual investment rate of return above.

     Values are shown for Policies which are issued to a male standard nonsmoker and a male preferred nonsmoker. Values for Policies issued on a basis involving a higher mortality risk would result in lower Cash Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable rate structure than males.

     The tables also reflect the fact that no charges for federal, state or other income taxes are currently made against the Separate Account. If such a charge is made in the future, it will take a higher gross rate of return than illustrated to produce the net after-tax returns shown in the tables.

     Upon request, we will furnish an illustration based on the proposed Insured's age, sex and premium payment requested.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $1,000.00 ANNUAL PREMIUM ISSUE AGE 35
                        $100,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                           0.00% HYPOTHETICAL              6.00% HYPOTHETICAL                12.00% HYPOTHETICAL
          PREMIUM       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ------------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST      CASH     SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%      VALUE       VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   --------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
   1        1,050         724        18     100,000       775         68    100,000         826         119     100,000
   2        2,153       1,431       650     100,000     1,578        797    100,000       1,731         950     100,000
   3        3,310       2,116     1,259     100,000     2,405      1,549    100,000       2,720       1,863     100,000
   4        4,526       2,778     1,847     100,000     3,258      2,326    100,000       3,799       2,868     100,000
   5        5,802       3,419     2,412     100,000     4,136      3,130    100,000       4,980       3,973     100,000
   6        7,142       4,033     3,060     100,000     5,037      4,063    100,000       6,267       5,294     100,000
   7        8,549       4,621     3,695     100,000     5,961      5,035    100,000       7,672       6,747     100,000
   8       10,027       5,183     4,321     100,000     6,909      6,047    100,000       9,208       8,345     100,000
   9       11,578       5,720     4,936     100,000     7,884      7,100    100,000      10,889      10,105     100,000
  10       13,207       6,248     5,558     100,000     8,902      8,212    100,000      12,746      12,055     100,000
  11       14,917       6,769     6,186     100,000     9,967      9,384    100,000      14,800      14,218     100,000
  12       16,713       7,282     6,822     100,000    11,080     10,621    100,000      17,072      16,613     100,000
  13       18,599       7,788     7,466     100,000    12,244     11,923    100,000      19,584      19,263     100,000
  14       20,579       8,286     8,118     100,000    13,462     13,294    100,000      22,362      22,194     100,000
  15       22,657       8,777     8,777     100,000    14,735     14,735    100,000      25,434      25,434     100,000
  16       24,840       9,261     9,261     100,000    16,065     16,065    100,000      28,831      28,831     100,000
  17       27,132       9,738     9,738     100,000    17,457     17,457    100,000      32,587      32,587     100,000
  18       29,539      10,207    10,207     100,000    18,912     18,912    100,000      36,741      36,741     100,000
  19       32,066      10,671    10,671     100,000    20,434     20,434    100,000      41,335      41,335     100,000
  20       34,719      11,127    11,127     100,000    22,025     22,025    100,000      46,415      46,415     100,000

  25       50,113      11,077    11,077     100,000    29,003     29,003    100,000      79,852      79,852     107,001
  30       69,761       8,797     8,797     100,000    36,042     36,042    100,000     134,111     134,111     163,616
  35       94,836       2,506     2,506     100,000    42,304     42,304    100,000     220,552     220,552     255,840
  40      126,840           0         0           0    46,297     46,297    100,000     358,956     358,956     384,083
  45      167,685           0         0           0    44,406     44,406    100,000     582,976     582,976     612,124

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $1,000.00 ANNUAL PREMIUM ISSUE AGE 35
                        $100,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                         0.00% HYPOTHETICAL             6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         PAID PLUS   ---------------------------   ----------------------------   -----------------------------
POLICY   INTEREST    CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
 YEAR      AT 5%     VALUE     VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------   ---------   -----   ---------   -------   ------   ---------   -------   -------   ---------   -------
   1        1,050      723        17     100,000      774        67     100,000       825        118    100,000
   2        2,153    1,428       646     100,000    1,574       793     100,000     1,727        946    100,000
   3        3,310    2,110     1,253     100,000    2,399     1,542     100,000     2,713      1,856    100,000
   4        4,526    2,771     1,839     100,000    3,249     2,317     100,000     3,790      2,858    100,000
   5        5,802    3,408     2,401     100,000    4,123     3,117     100,000     4,966      3,959    100,000
   6        7,142    4,021     3,047     100,000    5,022     4,049     100,000     6,250      5,277    100,000
   7        8,549    4,608     3,683     100,000    5,945     5,019     100,000     7,652      6,727    100,000
   8       10,027    5,169     4,307     100,000    6,892     6,030     100,000     9,185      8,323    100,000
   9       11,578    5,703     4,919     100,000    7,862     7,078     100,000    10,860     10,076    100,000
  10       13,207    6,209     5,519     100,000    8,857     8,166     100,000    12,692     12,001    100,000
  11       14,917    6,686     6,103     100,000    9,875     9,292     100,000    14,697     14,114    100,000
  12       16,713    7,130     6,671     100,000   10,915    10,455     100,000    16,890     16,431    100,000
  13       18,599    7,543     7,221     100,000   11,977    11,656     100,000    19,293     18,972    100,000
  14       20,579    7,921     7,753     100,000   13,061    12,893     100,000    21,927     21,759    100,000
  15       22,657    8,263     8,263     100,000   14,166    14,166     100,000    24,816     24,816    100,000
  16       24,840    8,567     8,567     100,000   15,291    15,291     100,000    27,987     27,987    100,000
  17       27,132    8,828     8,828     100,000   16,432    16,432     100,000    31,469     31,469    100,000
  18       29,539    9,040     9,040     100,000   17,586    17,586     100,000    35,294     35,294    100,000
  19       32,066    9,198     9,198     100,000   18,748    18,748     100,000    39,498     39,498    100,000
  20       34,719    9,296     9,296     100,000   19,913    19,913     100,000    44,124     44,124    100,000

  25       50,113    8,675     8,675     100,000   25,652    25,652     100,000    75,587     75,587    101,287
  30       69,761    5,335     5,335     100,000   30,644    30,644     100,000   126,888    126,888    154,804
  35       94,836        0         0           0   33,276    33,276     100,000   208,259    208,259    241,580
  40      126,840        0         0           0   30,182    30,182     100,000   338,103    338,103    361,770
  45      167,685        0         0           0   11,940    11,940     100,000   547,985    547,985    575,384

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $3,000.00 ANNUAL PREMIUM ISSUE AGE 55
                        $100,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                            0.00% HYPOTHETICAL               6.00% HYPOTHETICAL                12.00% HYPOTHETICAL
          PREMIUM        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   --------------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST       CASH      SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%       VALUE        VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ----------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
   1        3,150         2,034       789     100,000     2,182        937    100,000       2,330       1,085     100,000
   2        6,458         3,975     2,505     100,000     4,399      2,929    100,000       4,841       3,372     100,000
   3        9,930         5,815     4,120     100,000     6,644      4,949    100,000       7,547       5,852     100,000
   4       13,577         7,558     5,638     100,000     8,924      7,004    100,000      10,473       8,553     100,000
   5       17,406         9,192     7,047     100,000    11,228      9,084    100,000      13,635      11,490     100,000
   6       21,426        10,759     8,626     100,000    13,600     11,468    100,000      17,103      14,971     100,000
   7       25,647        12,317    10,241     100,000    16,104     14,028    100,000      20,975      18,899     100,000
   8       30,080        13,867    11,893     100,000    18,746     16,772    100,000      25,296      23,322     100,000
   9       34,734        15,409    13,582     100,000    21,535     19,708    100,000      30,119      28,292     100,000
  10       39,620        16,942    15,307     100,000    24,478     22,843    100,000      35,502      33,867     100,000
  11       44,751        18,467    17,070     100,000    27,584     26,186    100,000      41,510      40,112     100,000
  12       50,139        19,985    18,869     100,000    30,863     29,747    100,000      48,216      47,100     100,000
  13       55,796        21,494    20,705     100,000    34,322     33,534    100,000      55,701      54,912     100,000
  14       61,736        22,995    22,578     100,000    37,974     37,557    100,000      64,055      63,638     100,000
  15       67,972        24,488    24,488     100,000    41,828     41,828    100,000      73,380      73,380     100,000
  16       74,521        25,973    25,973     100,000    45,896     45,896    100,000      83,787      83,787     100,000
  17       81,397        27,450    27,450     100,000    50,189     50,189    100,000      95,369      95,369     107,767
  18       88,617        28,920    28,920     100,000    54,719     54,719    100,000     108,152     108,152     120,049
  19       96,198        30,381    30,381     100,000    59,501     59,501    100,000     122,259     122,259     133,262
  20      104,158        31,835    31,835     100,000    64,548     64,548    100,000     137,831     137,831     147,479

  25      150,340        22,121    22,121     100,000    88,219     88,219    100,000     240,534     240,534     252,561
  30      209,282             0         0           0   122,897    122,897    127,992     402,274     402,274     422,388
  35      284,509             0         0           0   160,765    160,765    168,803     651,846     651,846     684,438
  40      380,519             0         0           0   208,570    208,570    210,656   1,052,401   1,052,401   1,062,925
  45      503,055             0         0           0   273,173    273,173    273,173   1,735,012   1,735,012   1,735,012

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
         MALE STANDARD NON-SMOKER $3,000.00 ANNUAL PREMIUM ISSUE AGE 55
                        $100,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   ---------   ---------   ---------
   1        3,150     2,032       787     100,000    2,180       935     100,000       2,328       1,083     100,000
   2        6,458     3,969     2,498     100,000    4,392     2,922     100,000       4,834       3,364     100,000
   3        9,930     5,807     4,112     100,000    6,636     4,941     100,000       7,538       5,843     100,000
   4       13,577     7,547     5,627     100,000    8,912     6,992     100,000      10,459       8,539     100,000
   5       17,406     9,180     7,035     100,000   11,214     9,070     100,000      13,618      11,474     100,000
   6       21,426    10,701     8,568     100,000   13,540    11,407     100,000      17,039      14,906     100,000
   7       25,647    12,102    10,026     100,000   15,883    13,808     100,000      20,750      18,674     100,000
   8       30,080    13,372    11,398     100,000   18,238    16,264     100,000      24,780      22,806     100,000
   9       34,734    14,498    12,671     100,000   20,593    18,766     100,000      29,165      27,338     100,000
  10       39,620    15,464    13,829     100,000   22,941    21,306     100,000      33,948      32,313     100,000
  11       44,751    16,258    14,860     100,000   25,275    23,877     100,000      39,184      37,786     100,000
  12       50,139    16,869    15,753     100,000   27,591    26,476     100,000      44,945      43,829     100,000
  13       55,796    17,285    16,496     100,000   29,887    29,098     100,000      51,316      50,527     100,000
  14       61,736    17,490    17,073     100,000   32,160    31,743     100,000      58,401      57,984     100,000
  15       67,972    17,464    17,464     100,000   34,404    34,404     100,000      66,328      66,328     100,000
  16       74,521    17,173    17,173     100,000   36,607    36,607     100,000      75,251      75,251     100,000
  17       81,397    16,528    16,528     100,000   38,715    38,715     100,000      85,351      85,351     100,000
  18       88,617    15,566    15,566     100,000   40,778    40,778     100,000      96,787      96,787     107,434
  19       96,198    14,170    14,170     100,000   42,734    42,734     100,000     109,402     109,402     119,248
  20      104,158    12,260    12,260     100,000   44,560    44,560     100,000     123,326     123,326     131,959

  25      150,340         0         0           0   51,219    51,219     100,000     216,653     216,653     227,486
  30      209,282         0         0           0   50,019    50,019     100,000     362,686     362,686     380,820
  35      284,509         0         0           0   19,973    19,973     100,000     585,679     585,679     614,963
  40      380,519         0         0           0        0         0           0     942,572     942,572     951,998
  45      503,055         0         0           0        0         0           0   1,555,949   1,555,949   1,555,949

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $1,500.00 ANNUAL PREMIUM ISSUE AGE 35
                        $150,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   -----------------------------   -------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH     CASH     SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT    VALUE      VALUE      BENEFIT
------   ---------   ------   ---------   -------   -------   ---------   -------   -------   ---------   ---------
   1        1,575     1,116        63     150,000     1,193        140    150,000     1,270        217      150,000
   2        3,229     2,206     1,040     150,000     2,430      1,264    150,000     2,664      1,498      150,000
   3        4,965     3,262     1,983     150,000     3,704      2,426    150,000     4,185      2,907      150,000
   4        6,788     4,297     2,907     150,000     5,032      3,641    150,000     5,861      4,471      150,000
   5        8,703     5,317     3,814     150,000     6,419      4,916    150,000     7,714      6,211      150,000
   6       10,713     6,321     4,867     150,000     7,868      6,413    150,000     9,760      8,306      150,000
   7       12,824     7,310     5,927     150,000     9,381      7,998    150,000    12,021     10,639      150,000
   8       15,040     8,283     6,994     150,000    10,962      9,674    150,000    14,519     13,230      150,000
   9       17,367     9,241     8,069     150,000    12,614     11,442    150,000    17,278     16,107      150,000
  10       19,810    10,185     9,152     150,000    14,339     13,306    150,000    20,327     19,294      150,000
  11       22,376    11,113    10,242     150,000    16,142     15,271    150,000    23,695     22,824      150,000
  12       25,069    12,028    11,341     150,000    18,025     17,338    150,000    27,416     26,729      150,000
  13       27,898    12,928    12,448     150,000    19,992     19,512    150,000    31,527     31,046      150,000
  14       30,868    13,815    13,563     150,000    22,047     21,796    150,000    36,069     35,817      150,000
  15       33,986    14,687    14,687     150,000    24,194     24,194    150,000    41,086     41,086      150,000
  16       37,261    15,547    15,547     150,000    26,437     26,437    150,000    46,629     46,629      150,000
  17       40,699    16,393    16,393     150,000    28,730     28,780    150,000    52,753     52,753      150,000
  18       44,309    17,226    17,226     150,000    31,227     31,227    150,000    59,519     59,519      150,000
  19       48,099    18,046    18,046     150,000    33,784     33,784    150,000    66,993     66,993      150,000
  20       52,079    18,853    18,853     150,000    36,455     36,455    150,000    75,251     75,251      150,000
  25       75,170    20,535    20,535     150,000    49,677     49,677    150,000   130,294    130,294      174,594
  30      104,641    19,990    19,990     150,000    64,673     64,673    150,000   219,425    219,425      267,698
  35      142,254    15,713    15,713     150,000    81,476     81,476    150,000   362,518    362,518      420,521
  40      190,260     4,856     4,856     150,000   100,560    100,560    150,000   593,019    593,019      634,531
  45      251,528         0         0           0   123,575    123,575    150,000   966,984    966,984    1,015,333

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $1,500.00 ANNUAL PREMIUM ISSUE AGE 35
                        $150,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL             12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   -----------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   -------   ---------   -------
   1        1,575     1,115        62     150,000    1,192       138     150,000     1,269        215    150,000
   2        3,229     2,200     1,035     150,000    2,424     1,258     150,000     2,657      1,492    150,000
   3        4,965     3,253     1,975     150,000    3,695     2,417     150,000     4,175      2,896    150,000
   4        6,788     4,272     2,882     150,000    5,005     3,614     150,000     5,833      4,442    150,000
   5        8,703     5,256     3,753     150,000    6,353     4,850     150,000     7,644      6,140    150,000
   6       10,713     6,203     4,749     150,000    7,740     6,286     150,000     9,623      8,168    150,000
   7       12,824     7,111     5,728     150,000    9,163     7,781     150,000    11,783     10,401    150,000
   8       15,040     7,980     6,691     150,000   10,626     9,337     150,000    14,146     12,858    150,000
   9       17,367     8,807     7,635     150,000   12,125    10,953     150,000    16,729     15,557    150,000
  10       19,810     9,593     8,560     150,000   13,664    12,631     150,000    19,557     18,524    150,000
  11       22,376    10,333     9,462     150,000   15,238    14,367     150,000    22,650     21,779    150,000
  12       25,069    11,026    10,338     150,000   16,849    16,162     150,000    26,037     25,350    150,000
  13       27,898    11,669    11,189     150,000   18,495    18,015     150,000    29,748     29,267    150,000
  14       30,868    12,262    12,011     150,000   20,178    19,926     150,000    33,818     33,566    150,000
  15       33,986    12,800    12,800     150,000   21,893    21,893     150,000    38,282     38,282    150,000
  16       37,261    13,281    13,281     150,000   23,642    23,642     150,000    43,185     43,185    150,000
  17       40,699    13,697    13,697     150,000   25,419    25,419     150,000    48,571     48,571    150,000
  18       44,309    14,039    14,039     150,000   27,217    27,217     150,000    54,488     54,488    150,000
  19       48,099    14,301    14,301     150,000   29,033    29,033     150,000    60,997     60,997    150,000
  20       52,079    14,473    14,473     150,000   30,858    30,858     150,000    68,161     68,161    150,000
  25       75,170    13,667    13,667     150,000   39,927    39,927     150,000   116,943    116,943    156,704
  30      104,641     8,801     8,801     150,000   48,070    48,070     150,000   196,219    196,219    239,388
  35      142,254         0         0           0   53,048    53,048     150,000   321,962    321,962    373,476
  40      190,260         0         0           0   50,256    50,256     150,000   522,611    522,611    559,194
  45      251,528         0         0           0   26,905    26,905     150,000   846,942    846,942    889,290

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $4,500.00 ANNUAL PREMIUM ISSUE AGE 55
                        $150,000 INITIAL DEATH BENEFIT:

                       VALUES--CURRENT COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL                12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   -----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   -------   ---------   -------   ---------   ---------   ---------
1...        4,725     3,081     1,220     150,000     3,304      1,443    150,000       3,527       1,666     150,000
2...        9,686     6,093     3,895     150,000     6,735      4,537    150,000       7,405       5,207     150,000
3...       14,896     9,077     6,541     150,000    10,341      7,806    150,000      11,716       9,181     150,000
4...       20,365    12,033     9,160     150,000    14,133     11,260    150,000      16,508      13,635     150,000
5...       26,109    14,961    11,751     150,000    18,118     14,907    150,000      21,835      18,625     150,000
6...       32,139    17,863    14,670     150,000    22,307     19,114    150,000      27,757      24,564     150,000
7...       38,471    20,737    17,628     150,000    26,710     23,602    150,000      34,341      31,232     150,000
8...       45,120    23,584    20,628     150,000    31,338     28,382    150,000      41,659      38,703     150,000
9...       52,101    26,405    23,668     150,000    36,204     33,467    150,000      49,794      47,057     150,000
10..       59,431    29,199    26,750     150,000    41,318     38,869    150,000      58,837      56,388     150,000
11..       67,127    31,967    29,873     150,000    46,693     44,599    150,000      68,889      66,795     150,000
12..       75,208    34,710    33,038     150,000    52,344     50,672    150,000      80,065      78,393     150,000
13..       83,694    37,426    36,244     150,000    58,284     57,102    150,000      92,487      91,305     150,000
14..       92,604    40,118    39,493     150,000    64,527     63,903    150,000     106,297     105,672     150,000
15..      101,959    42,784    42,784     150,000    71,090     71,090    150,000     121,648     121,648     150,000
16..      111,782    45,426    45,426     150,000    77,989     77,989    150,000     138,691     138,691     159,495
17..      122,096    48,043    48,043     150,000    85,240     85,240    150,000     157,498     157,498     177,972
18..      132,926    50,635    50,635     150,000    92,863     92,863    150,000     178,243     178,243     197,850
19..      144,297    53,203    53,203     150,000   100,875    100,875    150,000     201,132     201,132     219,234
20..      156,237    55,747    55,747     150,000   109,297    109,297    150,000     226,390     226,390     242,238

25..      225,511    53,599    53,599     150,000   155,044    155,004    162,796     394,402     394,402     414,123
30..      313,924    38,775    38,775     150,000   212,310    212,310    222,925     622,076     662,076     695,180
35..      426,763         0         0           0   279,543    279,543    293,520   1,082,860   1,082,860   1,137,003
40..      570,779         0         0           0   362,287    362,287    365,910   1,761,618   1,761,618   1,779,234
45..      754,583         0         0           0   470,852    470,852    470,852   2,910,097   2,910,097   2,901,097

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
        MALE PREFERRED NON-SMOKER $4,500.00 ANNUAL PREMIUM ISSUE AGE 55
                        $150,000 INITIAL DEATH BENEFIT:

                      VALUES--GUARANTEED COST OF INSURANCE

                          0.00% HYPOTHETICAL             6.00% HYPOTHETICAL               12.00% HYPOTHETICAL
          PREMIUM      GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
         PAID PLUS   ----------------------------   ----------------------------   ---------------------------------
POLICY   INTEREST     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER     DEATH
 YEAR      AT 5%     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
------   ---------   ------   ---------   -------   ------   ---------   -------   ---------   ---------   ---------
   1        4,725     3,078     1,218     150,000    3,301     1,440     150,000       3,524       1,663     150,000
   2        9,686     6,011     3,813     150,000    6,651     4,453     150,000       7,318       5,120     150,000
   3       14,896     8,799     6,264     150,000   10,051     7,516     150,000      11,413       8,877     150,000
   4       20,365    11,438     8,565     150,000   13,501    10,628     150,000      15,839      12,966     150,000
   5       26,109    13,917    10,707     150,000   16,993    13,783     150,000      20,627      17,417     150,000
   6       32,139    16,228    13,035     150,000   20,522    17,329     150,000      25,814      22,621     150,000
   7       38,471    18,359    15,251     150,000   24,080    20,972     150,000      31,441      28,333     150,000
   8       45,120    20,294    17,337     150,000   27,658    24,701     150,000      37,557      34,601     150,000
   9       52,101    22,011    19,275     150,000   31,240    28,504     150,000      44,213      41,477     150,000
  10       59,431    23,491    21,042     150,000   34,815    32,366     150,000      51,477      49,028     150,000
  11       67,127    24,713    22,619     150,000   38,372    36,278     150,000      59,433      57,332     150,000
  12       75,208    25,662    23,991     150,000   41,909    40,238     150,000      68,191      66,519     150,000
  13       83,694    26,319    25,137     150,000   45,421    44,239     150,000      77,881      76,699     150,000
  14       92,604    26,661    26,036     150,000   48,904    48,279     150,000      88,663      88,038     150,000
  15      101,959    26,658    26,658     150,000   52,352    52,352     150,000     100,732     100,732     150,000
  16      111,782    26,260    26,260     150,000   55,746    55,746     150,000     114,324     114,324     150,000
  17      122,096    25,333    25,333     150,000   59,010    59,010     150,000     129,718     129,718     150,000
  18      132,926    23,935    23,935     150,000   62,218    62,218     150,000     147,087     147,087     163,267
  19      144,297    21,888    21,888     150,000   65,282    65,282     150,000     166,228     166,228     181,188
  20      156,237    19,077    19,077     150,000   68,169    68,169     150,000     187,355     187,355     200,470

  25      225,511         0         0           0   79,377    79,377     150,000     328,965     329,965     345,413
  30      313,924         0         0           0   80,791    80,791     150,000     550,545     550,545     578,072
  35      426,763         0         0           0   47,336    47,336     150,000     888,895     888,895     933,340
  40      570,779         0         0           0        0         0           0   1,430,415   1,430,415   1,444,719
  45      754,583         0         0           0        0         0           0   2,361,113   2,361,113   2,361,113

ASSUMPTIONS:

     (1) BASED ON DEATH BENEFIT OPTION A AND ASSUMES NO POLICY LOANS HAVE BEEN MADE.

     (2) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS.

     (5) ZERO VALUES INDICATE POLICY LAPSE IN ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, CASH VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY KEMPER INVESTORS LIFE INSURANCE COMPANY THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX B

                         TABLE OF DEATH BENEFIT FACTORS

ATTAINED                         ATTAINED                         ATTAINED                         ATTAINED
  AGE*           PERCENT           AGE*           PERCENT           AGE*           PERCENT           AGE*           PERCENT
--------         -------         --------         -------         --------         -------         --------         -------
  0-40             250              50              185              60              130               70            115
    41             243              51              178              61              128               71            113
    42             236              52              171              62              126               72            111
    43             229              53              164              63              124               73            109
    44             222              54              157              64              122               74            107
    45             215              55              150              65              120            75-90            105
    46             209              56              146              66              119               91            104
    47             203              57              142              67              118               92            103
    48             197              58              138              68              117               93            102
    49             191              59              134              69              116               94            101
                                                                                                    95-99            100

* attained age as of the beginning of the Policy Year

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                                       76